Registration No. 02-35570

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    --------

                       POST-EFFECTIVE AMENDMENT NO. 50 TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                             REGISTRATION STATEMENT

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940

                                    --------

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.
               (Exact name of Registrant as specified in Charter)

                          The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)

                                    --------

                         Telephone Number (515) 248-3842

                                    --------

MICHAEL D. ROUGHTON                      Copy to:
The Principal Financial Group            JONES & BLOUCH L.L.P.
Des Moines, Iowa  50392                  Suite 405 West
                                         1025 Thomas Jefferson Street, N.W.
                                         Washington, DC  20007-0805

                     (Name and address of agent for service)

                                   ----------

It is proposed that this filing will become effective (check appropriate box)
          ___ immediately upon filing pursuant to paragraph (b)of Rule 485
          ___ on (date) pursuant to paragraph (b) of Rule 485
          ___ 60 days after filing  pursuant to paragraph  (a)(1) of Rule 485
          ___ on (date) pursuant to paragraph (a)(1) of Rule 485
          ___ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 _X_ on May 1, 2002 pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
              This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                   ----------

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.



                                ACCOUNTS OF THE FUND
                                --------------------
          BOND ACCOUNT                     MIDCAP ACCOUNT
          CAPITAL VALUE ACCOUNT            MIDCAP GROWTH ACCOUNT
          EQUITY GROWTH ACCOUNT            MIDCAP GROWTH EQUITY ACCOUNT
          GOVERNMENT SECURITIES ACCOUNT    MIDCAP VALUE ACCOUNT
          GROWTH ACCOUNT                   MONEY MARKET ACCOUNT
          INTERNATIONAL ACCOUNT            REAL ESTATE ACCOUNT
          INTERNATIONAL SMALLCAP ACCOUNT   SMALLCAP ACCOUNT
          LARGECAP BLEND ACCOUNT           SMALLCAP GROWTH ACCOUNT
          LARGECAP GROWTH ACCOUNT          SMALLCAP VALUE ACCOUNT
          LARGECAP VALUE ACCOUNT




This Prospectus describes a mutual fund organized by Principal Life Insurance Company/(R)/ ("Principal Life"). The Fund provides a choice of investment objectives through the Accounts listed above.





                  The date of this Prospectus is May 1, 2002.

This is a blank page

                               TABLE OF CONTENTS

 ACCOUNT DESCRIPTIONS
  BOND ACCOUNT

  CAPITAL VALUE ACCOUNT

  EQUITY GROWTH ACCOUNT

  GOVERNMENT SECURITIES ACCOUNT

  GROWTH ACCOUNT

  INTERNATIONAL ACCOUNT

  INTERNATIONAL SMALLCAP ACCOUNT

  LARGECAP BLEND ACCOUNT

  LARGECAP GROWTH ACCOUNT

  LARGECAP VALUE ACCOUNT

  MIDCAP ACCOUNT

  MIDCAP GROWTH ACCOUNT

  MIDCAP GROWTH EQUITY ACCOUNT

  MIDCAP VALUE ACCOUNT

  MONEY MARKET ACCOUNT

  REAL ESTATE ACCOUNT

  SMALLCAP ACCOUNT

  SMALLCAP GROWTH ACCOUNT

  SMALLCAP VALUE ACCOUNT


 CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

 PRICING OF ACCOUNT SHARES

 DIVIDENDS AND DISTRIBUTIONS

 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

 MANAGERS' COMMENTS

 IMPORTANT NOTES

 GENERAL INFORMATION ABOUT AN ACCOUNT

 FINANCIAL HIGHLIGHTS

 ADDITIONAL INFORMATION

ACCOUNT DESCRIPTIONS


The Principal Variable Contracts Fund (the "Fund") is made up of Accounts. Each Account has its own investment objective. Principal Management Corporation*, the "Manager" of the Fund, has selected a Sub-Advisor for certain Accounts based on the Sub-Advisor's experience with the investment strategy for which it was selected. The Manager seeks to provide a wide range of investment approaches through the Fund.


The Sub-Advisors are:
 . Alliance Capital Management L.P. through its Bernstein Investment Research and
  Management unit ("Bernstein")
 . Berger Financial Group LLC ("Berger")
 . Dreyfus Corporation ("Dreyfus")
 . Federated Investment Management Company ("Federated")
 . Invista Capital Management, LLC/(R)/ ("Invista")*
 . Janus Capital Corporation ("Janus")
 . J.P. Morgan Investment Management Inc. ("Morgan")
 . Morgan Stanley Asset Management ("Morgan Stanley")
 . Neuberger Berman Management Inc. ("Neuberger Berman")
 . Principal Capital Income Investors, LLC ("Principal Capital - II")*
 . Turner Investment Partners, Inc. ("Turner")
  * Principal Management Corporation, Invista, Principal Capital - II and Principal Life are members of the Principal Financial Group/(R)/.


In the description for each Account, there is important information about the
Account's:


MAIN STRATEGIES AND RISKS
These sections summarize how each Account intends to achieve its investment objective. The Account's primary investment strategy (including the type or types of securities in which the Account invests) is discussed. In addition, there is a discussion of any policy of the Account to concentrate in securities of issuers in a particular industry or group of industries.

A description of the main risks is included with the discussion of each Account. A full discussion of risks appears later in the Prospectus under the caption "Certain Investment Strategies and Related Risks."


Each Account is designed to be a portion of an investor's portfolio. None of the Accounts is intended to be a complete investment program. You should consider the risks of each Account before making an investment and be prepared to maintain the investment during periods of adverse market conditions.


INVESTMENT RESULTS
A bar chart and a table are included with each Account that has annual returns for a full calendar year. They show the Account's annual returns and its long-term performance. The chart shows how the Account's performance has varied from year-to-year. The table compares the Account's performance over time to that of:
 . a broad based securities market index (An index measures the market price of a specific group of securities in a particular market of securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.); and
 . an average of mutual funds with a similar investment objective and management style. The averages used are prepared by independent statistical services.

An Account's past performance is not necessarily an indication of how the Account will perform in the future.


Call the Principal Variable Contracts Fund at 1-800-247-4123 to get the current 7-day yield for the Money Market
Account.

FEES AND EXPENSES
The annual operating expenses for each Account are deducted from that Account's assets (stated as a percentage of Account assets) and are shown as of the end of the most recent fiscal year (estimates of expenses are shown for Accounts which have not completed a fiscal year of operation). An Account's operating expenses are shown with each Account. A discussion of the fees is found in the section of the Prospectus titled "The Costs of Investing."

The examples are intended to help you compare the cost of investing in a particular Account with the cost of investing in other mutual funds. The examples assume you invest $10,000 in an Account for the time periods indicated. The examples also assume that your investment has a 5% total return each year and that the Account's operating expenses are the same as the expenses shown. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown.


NOTES:

 . No salesperson, dealer or other person is authorized to give information or make representations about an Account other than those contained in this Prospectus. Information or representations not contained in this Prospectus may not be relied upon as having been made by the Principal Variable Contracts Fund, an Account, the Manager or any Sub-Advisor.
 . Investments in these Accounts are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

BOND ACCOUNT
The Account seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

MAIN STRATEGIES
The Account invests primarily in intermediate maturity fixed-income or debt securities rated BBB or higher by Standard & Poor's Rating Service ("S&P") or Moody's Investors Service, Inc. ("Moody's"). The Account considers the term "bond" to mean any debt security. Under normal circumstances, the Account invests at least 80% of its assets in:
 . securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
 . mortgage-backed securities representing an interest in a pool of mortgage loans;
 . debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody's or, if not rated, in the opinion of the Manager of comparable quality; and
 . securities issued or guaranteed by the governments of Canada (Provincial or Federal Government) or the United Kingdom payable in U.S. dollars.

The rest of the Account's assets may be invested in:
 . preferred and common stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible; or
 . securities rated less than the four highest grades of S&P or Moody's but not lower than BB- (S&P) or Ba3 (Moody's) (i.e. less than investment grade). Under unusual market or economic conditions, the Account may invest up to 100% of its assets in cash and cash equivalents.

During the fiscal year ended December 31, 2001, the average ratings of the Account's assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

% in securities rated     %n securities rated Baa   % in securities rated B
Aaa
% in securities rated Aa  %in securities rated Ba   % in securities rated Caa
% in securities rated A



MAIN RISKS
The average portfolio duration of the Account normally varies within a three- to six-year time frame based on the Manager's forecast for interest rates. Duration is a measure of the expected life of a fixed-income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if the portfolio duration of the Account is three years, a change of 1% in the Account's yield results in a change of approximately 3% in the value of the Account's securities. The longer a security's duration, the more sensitive it is to changes in interest rates. An Account with a longer average portfolio duration will be more sensitive to changes in interest rates than an Account with a shorter average portfolio duration.

Mortgage-backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of the Account.


When interest rates fall, the price of a debt security rises and when interest rates rise, the price declines. In addition, the value of securities held by the Account may be affected by factors such as credit rating of the entity that issued the security and its maturity. Lower quality and longer maturity securities will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity securities.


Fixed-income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a potentially higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Account is generally a suitable investment for investors seeking diversification by investing in a fixed-income mutual fund.

The Account's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Account by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                              The Account's highest/lowest quarterly returns
                              during this
                              time period were:
                               HIGHEST Q2 '95  8.25%
                               LOWEST  Q1 '96  -3.24%


The year-to-date return as of March 31, 2002 is AV-04A%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                            PAST 1  PAST 5  PAST 10    LIFE OF
                                             YEAR   YEARS    YEARS    ACCOUNT*
 BOND ACCOUNT ....................           8.12    6.29    7.24       8.38
 Lehman Brothers BAA Corporate Index .....   7.41    5.63    8.69
 Lehman Brothers Aggregate Bond Index ....  11.63    6.45    7.95
 Lipper Corporate Debt BBB Rated Fund
 Average .........................           7.99    5.26    8.27
 Morningstar Intermediate-Term Bond
 Category ........................           9.45    5.43    7.62
 * The Account's SEC effective date was December 18, 1987.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE ACCOUNT'S LATEST FISCAL YEAR

 ACCOUNT OPERATING EXPENSES

 Management Fees......        0.49%
 Other Expenses.......        0.02
                              ----
          TOTAL ACCOUNT
     OPERATING EXPENSES       0.51%


  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                NUMBER OF YEARS YOU OWN YOUR SHARES
 ------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5    10
 BOND ACCOUNT                                                                          $52   $164  $285  $640

CAPITAL VALUE ACCOUNT
The Account seeks long-term growth of capital and secondarily growth of investment income.

MAIN STRATEGIES

The Account invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Account invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Up to 25% of Account assets may be invested in foreign securities.


The Account invests in stocks that, in the opinion of the Sub-Advisor, Invista, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. The Account is managed with bottom-up fundamental stock selection discipline that focuses on four key elements:
 . determination that a stock is selling below its fair market value;
 . early recognition of changes in a company's underlying fundamentals;
 . evaluation of the sustainability of fundamental changes; and . by monitoring a stock's behavior in the market, evaluation of the timeliness of the investment.
The Account's performance is driven by fundamental stock selection skills that utilize a systematic investment process designed to identify a superior pool of stocks to analyze.

Invista focuses on its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weights of its benchmark. However, the Account is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Account is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Account.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Account is subject to the risk that its principal market segment, large capitalization value stocks, may under-perform compared to other market segments or to the equity markets as a whole. The value of the Account's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Account's assets rise or fall, the

Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Account is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

The Account's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Account by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                              The Account's highest/lowest quarterly returns
                              during this
                              time period were:
                               HIGHEST Q2 '97  12.83%
                               LOWEST  Q3 '01  -11.82%


The year-to-date return as of March 31, 2002 is AV-05A%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                            PAST 1  PAST 5  PAST 10    LIFE OF
                                             YEAR   YEARS    YEARS    ACCOUNT*
 CAPITAL VALUE ACCOUNT ...........          -8.05    5.59     9.76     12.58
 S&P/Barra 500 Value Index ....... .......   6.08   16.79    16.86
 S&P 500 Index ................... .......  -9.11   18.31    17.44
 Russell 1000 Value Index ........ .......   7.02   16.90    17.37
 Lipper Large-Cap Value Fund Average .....   1.32   15.74    15.81
 Morningstar Large Value Category            5.47   13.91    14.95
 * The Account's SEC effective date was May 13, 1970.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE ACCOUNT'S LATEST FISCAL YEAR

 ACCOUNT OPERATING EXPENSES

 Management Fees......        0.59%
 Other Expenses.......        0.01
                              ----
          TOTAL ACCOUNT
     OPERATING EXPENSES       0.60%

  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                              1     3     5    10
 CAPITAL VALUE ACCOUNT                                                                     $61   $192  $335  $750

EQUITY GROWTH ACCOUNT
The Account seeks to provide long-term capital appreciation by investing primarily in equity securities.

MAIN STRATEGIES
The Account seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies that exhibit strong or accelerating earnings growth. These companies are generally characterized as "growth" companies. Under normal market conditions, The Account will invest 80% of its assets in companies with market capitalizations of $10 billion or more. The Sub-Advisor, Morgan Stanley, emphasizes individual security selection and may focus the Account's holdings within the limits permissible for a diversified fund. The Account's investments in foreign companies will be limited to 25% of its assets and to securities listed on U.S. exchanges or traded in U.S. markets.

Morgan Stanley follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. Valuation is of secondary importance and is viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.


The Account has a long-term investment approach. However, Morgan Stanley considers selling securities of issuers that no longer meet its criteria. To the extent that the Account engages in short-term trading, it may have increased transaction costs.


MAIN RISKS
Because it purchases equity securities, the Account is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Account.

Foreign securities carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Account is subject to the risk that its principal market segment, large capitalization growth-oriented stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Account present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Account's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Account is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Account's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Account by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                              The Account's highest/lowest quarterly returns
                              during this
                              time period were:
                               HIGHEST Q4 '98  22.68%
                               LOWEST  Q1 '01  -18.25%


The year-to-date return as of March 31, 2002 is AV-06A%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                            PAST 1  PAST 5  PAST 10    LIFE OF
                                             YEAR   YEARS    YEARS    ACCOUNT*
 EQUITY GROWTH ACCOUNT ...........          -14.86  10.30      N/A     16.05
 S&P 500 Index ................... .......   -9.11  18.31    17.44
 Russell 1000 Growth Index ....... .......  -22.42  18.12    17.33
 Lipper Large-Cap Growth Fund Average ....  -16.22  18.43    17.20
 Morningstar Large Growth Category .......  -14.09  18.10    17.13
 * The Account's SEC effective date was June 1, 1994.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE ACCOUNT'S LATEST FISCAL YEAR

 ACCOUNT OPERATING EXPENSES

 Management Fees......        0.72%
 Other Expenses.......        0.01
                              ----
          TOTAL ACCOUNT
     OPERATING EXPENSES       0.73%

  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                              1     3     5    10
 EQUITY GROWTH ACCOUNT                                                                     $75   $233  $406  $906

GOVERNMENT SECURITIES ACCOUNT
The Account seeks a high level of current income, liquidity and safety of principal.

MAIN STRATEGIES
Under normal market conditions, the Account invests at least 80% of its assets in U.S. Government securities, which include obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Account may invest in securities supported by:
 . full faith and credit of the U.S. Government (e.g. GNMA certificates); or
 . credit of the instrumentality (e.g. bonds issued by the Federal Home Loan
  Bank).
In addition, the Account may invest in money market instruments.

The Account invests in modified pass-through GNMA Certificates. GNMA Certificates are mortgage-backed securities representing an interest in a pool of mortgage loans. Various lenders make the loans that are then insured (by the Federal Housing Administration) or loans that are guaranteed (by Veterans Administration or Farmers Home Administration). The lender or other security issuer creates a pool of mortgages that it submits to GNMA for approval.


Owners of modified pass-through GNMA Certificates receive all interest and principal payments owed on the mortgages in the pool, regardless of whether or not the mortgagor has made the payment. Timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government.


MAIN RISKS
Although some of the securities the Account purchases are backed by the U.S. government and its agencies, shares of the Account are not guaranteed. When interest rates fall, the value of the Account's shares rises, and when rates rise, the value declines. Because of the fluctuation in values of the Account's shares, if you sell your shares when their value is less than the price you paid, you will lose money.

U.S. Government securities do not involve the degree of credit risk associated with investments in lower quality fixed-income securities. As a result, the yields available from U.S. Government securities are generally lower than the yields available from many other fixed-income securities. Like other fixed-income securities, the values of U.S. Government securities change as interest rates fluctuate. Fluctuations in the value of the Account's securities do not effect interest income on securities already held by the Account, but are reflected in the Account's price per share. Since the magnitude of these fluctuations generally are greater at times when the Account's average maturity is longer, under certain market conditions the Account may invest in short-term investments yielding lower current income rather than investing in higher yielding longer term securities.


Mortgage-backed securities are subject to prepayment risk. Prepayments, unscheduled principal payments, may result from voluntary prepayment, refinancing or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest and potentially increasing the volatility of the Account.


In addition, prepayments may cause losses on securities purchased at a premium (dollar amount by which the price of the bond exceeds its face value). At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Account to experience a loss of some or all of the premium.


INVESTOR PROFILE
The Account is generally a suitable investment for investors who want monthly dividends to provide income or to be reinvested in additional Account shares to produce growth and prefer to have the repayment of principal and interest on most of the securities in which the Account invests to be backed by the U.S. Government or its agencies.

The Account's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Account by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                              The Account's highest/lowest quarterly returns during this time period were:
                               HIGHEST Q2 '956.17%
                               LOWEST  Q1 '94  -3.94%

The year-to-date return as of March 31, 2002 is AV-07A%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                            PAST 1  PAST 5  PAST 10    LIFE OF
                                             YEAR   YEARS    YEARS    ACCOUNT*
 GOVERNMENT SECURITIES ACCOUNT ...           7.61    7.40    7.04       8.21
 Lehman Brothers Mortgage Backed
 Securities Index.........................  11.16    6.91    7.81
 Lipper U.S. Mortgage Fund Average .......  10.36    5.87    7.04
 Morningstar Intermediate Government
 Category ........................          10.76    5.51    6.91
 * The Account's SEC effective date was April 9, 1987.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE ACCOUNT'S LATEST FISCAL YEAR

 ACCOUNT OPERATING EXPENSES

 Management Fees......        0.49%
 Other Expenses.......        0.02
                              ----
          TOTAL ACCOUNT
     OPERATING EXPENSES       0.51%

  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                      NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                           1         3         5        10
 GOVERNMENT SECURITIES ACCOUNT                                                         $52      $164      $285      $640

GROWTH ACCOUNT
The Account seeks long-term growth of capital through the purchase primarily of common stocks, but the Account may invest in other securities.

MAIN STRATEGIES

The Account invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Account invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.


The Sub-Advisor, Invista, uses a bottom-up approach in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's assessment of current and future sales growth and operating margins. Companies meeting these criteria typically have progressed beyond the development stage and are focused on growing the business. Up to 10% of Account assets may be invested in foreign securities.


Invista places strong emphasis on companies it believes are guided by high quality management teams with a proven ability to execute. In addition, the Account attempts to identify and emphasize those companies that are market leaders possessing the ability to control pricing and margins in their respective industries. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Account is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Account is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Account.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Account is subject to the risk that its principal market segment, large capitalization growth stocks, may under-perform compared to other market segments or to the equity markets as a whole. The securities purchased by the Account present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Account's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Account is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Account's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Account by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                              The Account's highest/lowest quarterly returns
                              during this
                              time period were:
                               HIGHESTQ4 '98  21.35%
                               LOWEST  Q1 '01  -23.55%


The year-to-date return as of March 31, 2002 is AV-08A%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                            PAST 1  PAST 5  PAST 10    LIFE OF
                                             YEAR   YEARS    YEARS    ACCOUNT*
 GROWTH ACCOUNT ..................          -25.50   3.73      N/A      7.88
 S&P 500 Index ................... .......   -9.11  18.31    17.44
 Russell 1000 Growth Index ....... .......  -22.42  18.12    17.33
 Lipper Large-Cap Growth Fund Average ....  -16.22  18.43    17.20
 Morningstar Large Growth Category .......  -14.09  18.10    17.13
 * The Account's SEC effective date was May 1, 1994.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE ACCOUNT'S LATEST FISCAL YEAR

 ACCOUNT OPERATING EXPENSES

 Management Fees......        0.59%
 Other Expenses.......        0.01
                              ----
          TOTAL ACCOUNT
     OPERATING EXPENSES       0.60%

  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                              1     3     5    10
 GROWTH ACCOUNT                                                                            $61   $192  $335  $750

INTERNATIONAL ACCOUNT
The Account seeks long-term growth of capital by investing in a portfolio of equity securities of companies established outside of the U.S.

MAIN STRATEGIES
The Account invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Account invests in securities of:
 . companies with their principal place of business or principal office outside the U.S.;
 . companies for which the principal securities trading market is outside the
  U.S.; and
 . companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Account has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However under normal market conditions, the Account intends to have at least 65% of its assets invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Account does not intend to invest in equity securities of U.S. companies.


Investments may be made anywhere in the world. Primary consideration is given to securities of corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia). Changes in investments are made as prospects change for particular countries, industries or companies.


In choosing investments for the Account, the Sub-Advisor, Invista, pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.


MAIN RISKS
Because it purchases equity securities, the Account is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Account as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Account is authorized to enter into certain foreign currency exchange transactions. In addition, the Account's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Account may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Account changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE
The Account is generally a suitable investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Account's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Account by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                              The Account's highest/lowest quarterly returns
                              during this
                              time period were:
                               HIGHESTQ4 '98  16.60%
                               LOWEST Q3 '98  -17.11%


The year-to-date return as of March 31, 2002 is AV-10A%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                            PAST 1  PAST 5  PAST 10    LIFE OF
                                             YEAR   YEARS    YEARS    ACCOUNT*
 INTERNATIONAL ACCOUNT ...........          -24.27   1.53     N/A       5.33
 MSCI EAFE (Europe, Australia, Far East)
 Index-ND.................................  -14.17   7.13    8.24
 Lipper International Fund Average .......  -15.60   9.45    9.85
 Morningstar Foreign Stock Category ......  -15.66   9.43    9.57
 * The Account's SEC effective date was May 1, 1994.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE ACCOUNT'S LATEST FISCAL YEAR

 ACCOUNT OPERATING EXPENSES

 Management Fees......        0.85%
 Other Expenses.......        0.05
                              ----
          TOTAL ACCOUNT
     OPERATING EXPENSES       0.90%

  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                              1     3     5      10
 INTERNATIONAL ACCOUNT                                                                     $92   $287  $498  $1,108

INTERNATIONAL SMALLCAP ACCOUNT
The Account seeks long-term growth of capital.

MAIN STRATEGIES
The Account invests primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations. Under normal market conditions, the Account invests at least 80% of its assets in securities of companies having market capitalizations of $2 billion or less at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Account invests in securities of:
 . companies with their principal place of business or principal office outside the U.S.;
 . companies for which the principal securities trading market is outside the
  U.S.; and
 . companies, regardless of where their securities are traded, that derive 50% or more of their total revenue from goods or services produced or sales made outside the U.S.

The Sub-Advisor, Invista, diversifies the Account's investments geographically. There is no limitation on the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Account intends to invest at least 65% of its assets in securities of companies of at least three countries.


MAIN RISKS
Because it purchases equity securities, the Account is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. In addition, foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

Because foreign securities generally are denominated in foreign currencies, the value of the net assets of the Account as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the Account is authorized to enter into certain foreign currency exchange transactions. In addition, the Account's foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The Account may invest in securities of companies with small to medium market capitalizations. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risk and should be considered speculative. Small to mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities. Historically, these securities have fluctuated in price more than larger company securities, especially over the short-term.


The value of the stocks owned by the Account changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Account is generally a suitable investment for investors seeking long-term growth of capital in smaller companies outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

The Account's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Account by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                              The Account's highest/lowest quarterly returns
                              during this
                              time period were:
                               HIGHEST Q4 '99  36.59%
                               LOWEST  Q3 '01  -21.49%


The year-to-date return as of March 31, 2002 is AV-12A%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                            PAST 1  PAST 5  PAST 10    LIFE OF
                                             YEAR   YEARS    YEARS    ACCOUNT*
 INTERNATIONAL SMALLCAP ACCOUNT ..          -21.85    N/A      N/A      5.13
 MSCI EAFE (Europe, Australia, Far East)
 Index-ND.................................  -14.17   7.13     8.24
 MSCI EAFE Small Cap Index ....... .......  -12.51   6.23     8.00
 Lipper International Small-Cap Fund
 Average .........................          -14.82  16.80    12.68
 Morningstar Foreign Stock Category ......  -15.66   9.43     9.57
 * The Account's SEC effective date was May 1, 1998.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE ACCOUNT'S LATEST FISCAL YEAR

 ACCOUNT OPERATING EXPENSES

 Management Fees......        1.20%
 Other Expenses.......        0.24
                              ----
          TOTAL ACCOUNT
     OPERATING EXPENSES       1.44%

  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 INTERNATIONAL SMALLCAP ACCOUNT                                                        $147  $456  $787  $1,724

LARGECAP BLEND ACCOUNT
The Account seeks long-term growth of capital.

MAIN STRATEGIES
The Account pursues its investment objective by investing primarily in equity securities of companies that the Sub-Advisor, Federated, believes offers superior growth prospects or of companies whose stock is undervalued. Under normal market conditions, the Account invests at least 80% of its assets in common stocks of companies with medium market capitalizationS (those with market capitalizations similar to companies in the S&P 500 Index) at the time of purchase. of its assets in companies with a market capitalization over $10 billion at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, Federated looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. The value orientation emphasizes buying stocks at less than their intrinsic investment value and avoiding stocks whose price has been unjustifiably built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Federated attempts to identify good long-term values through disciplined investing and careful fundamental research.


Using its own quantitative process, Federated rates the future performance potential of companies. It evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies. Federated then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, Federated selects the most promising companies for the Account's portfolio.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, Federated limits the Account's exposure to each business sector that comprises the S&P 500 Index. The Account's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Account may invest up to 25% of its assets in securities of foreign companies.


The Account may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Account's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Account is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Account.

The Account is also subject to sector risk that is the possibility that a certain sector may under-perform other sectors or the market as a whole. As Federated allocates more of the Account's portfolio holdings to a particular sector, the Account's performance will be more susceptible to any economic, business or other developments that generally affect that sector.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Account is subject to the risk that its principal market segment, large capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because certain of the securities purchased by the Account present greater opportunities for growth, they may also involve greater risks than securities that do not have the same potential. The value of the Account's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE
The Account is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

As the inception date of the Account is ______________, 2002, historical performance data is not available.

FEES AND EXPENSES (ESTIMATED) AS A % OF AVERAGE DAILY NET ASSETS

 ACCOUNT OPERATING EXPENSES

 Management Fees.....................
 Other Expenses......................

     TOTAL ACCOUNT OPERATING EXPENSES           *

 *The Manager has voluntarily agreed to reimburse operating expenses so that the total Account operating expenses will not be greater than ___________% through April 30, 2003.

  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                               NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------------------
                                                                                         1    3    5    10
 LARGECAP BLEND ACCOUNT                                                                 $    $    $     $

LARGECAP GROWTH ACCOUNT
The Account seeks long-term growth of capital.

MAIN STRATEGIES
The Account primarily invests in stocks of growth-oriented companies. Under normal market conditions, the Account invests at least 80% of its assets in common stocks of companies with large market capitalizationS (those with market capitalizations similar to companies in the Russell 1000 Growth Index) at the time of purchase. The Sub-Advisor, Janus, selects stocks for the Account's portfolio when it believes that the market environment favors investment in those securities. Common stock investments are selected in industries and companies that Janus believes are experiencing favorable demand for their products and services or are operating in a favorable environment from a competitive and regulatory standpoint. The Account may invest up to 25% of its assets in securities of foreign companies.

Janus uses a bottom-up approach in building the portfolio. This approach seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Account, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure.


It is the policy of the Account to purchase and hold securities for capital growth. If Janus is satisfied with the performance of a security and anticipates continued appreciation, the Account will generally retain the security. However, changes in the Account are made if Janus believes they are advisable. This may occur if a security reaches a price objective or if a change is warranted by developments that were not foreseen at the time of the decision to buy the security. Since investment decisions generally are made without reference to the length of time the Account has held a security, a significant number of short-term transactions may result. To a limited extent, the Account may also purchase a security in anticipation of relatively short-term price gain. To the extent that the Account engages in short-term trading, it may have increased transaction costs that may have an adverse impact on the Account's performance.


Although Janus expects that under normal market conditions the assets of the Account will be invested in common stocks, it may also invest in other securities when Janus perceives an opportunity for capital growth from such securities or to receive a return on idle cash. These may include: U.S. Government obligations, corporate bonds and debentures, high grade commercial paper, preferred stocks, convertible securities, warrants or other securities of U.S. issuers. Pursuant to an exemptive order that Janus has received from the SEC, the Account may also invest in money market funds managed by Janus as a means of receiving a return on idle cash. The Account's cash position may increase when Janus is unable to locate investment opportunities that it believes have desirable risk/reward characteristics.


MAIN RISKS
While stocks have historically been a leading choice of long-term investors, they do fluctuate in price. The value of the stocks owned by the Account changes on a daily basis. The current price reflects the activities of individual companies and general market and economic conditions. In the short-term, stock prices can fluctuate dramatically in response to these factors. As a result, the value of an investment in the Account will go up and down. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Account's performance may sometimes be lower or higher than that of other types of funds.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Account may invest up to 5% of its assets in high-yield/high-risk bonds. Such securities are sometimes referred to as "junk bonds" and are considered speculative. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

INVESTOR PROFILE
The Account is generally a suitable investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

The Account's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Account by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                              The Account's highest/lowest quarterly returns
                              during this
                              time period were:
                               HIGHEST Q4 '99  29.75%
                               LOWEST  Q3 '01  -24.61%


The year-to-date return as of March 31, 2002 is AV-13A%.

AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                            PAST 1  PAST 5  PAST 10    LIFE OF
                                             YEAR   YEARS    YEARS    ACCOUNT*
 LARGECAP GROWTH ACCOUNT .........          -24.22    N/A      N/A     -4.54
 Russell 1000 Growth Index ....... .......  -22.42  18.12    17.33
 Lipper Large-Cap Growth Fund Average ....  -16.22  18.43    17.20
 Morningstar Large Growth Category .......  -14.09  18.10    17.13
 * The Account's SEC effective date was May 1, 1999.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE ACCOUNT'S LATEST FISCAL YEAR

 ACCOUNT OPERATING EXPENSES

 Management Fees......         1.10%
 Other Expenses.......         0.15
                               ----
          TOTAL ACCOUNT
     OPERATING EXPENSES        1.25%*

 *The Manager has voluntarily agreed to reimburse operating expenses so that the total Account operating expenses will not be greater than 1.20% through April 30, 2002.

  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 LARGECAP GROWTH ACCOUNT                                                               $127  $397  $686  $1,511

LARGECAP VALUE ACCOUNT
The Account seeks long-term growth of capital.

MAIN STRATEGIES
The Account invests primarily in undervalued equity securities of companies among the 750 largest by market capitalization that the Sub-Advisor, Bernstein, believes offer above-average potential for growth in future earnings. Under normal market conditions, the Account generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Account may invest up to 25% of its assets in securities of foreign companies.

Bernstein employs an investment strategy, generally described as "value" investing, that involves seeking securities that:
 . exhibit low financial ratios (particularly stock price-to-book value, but also stock price-to-earnings and stock price-to-cash flow);
 . can be acquired for less than what Bernstein believes is the issuer's intrinsic value; or
 . appear attractive on a dividend discount model.

Value oriented investing entails a strong "sell discipline" in that it generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to Bernstein to have strong potential for capital appreciation or securities of "special situation" companies. A special situation company is one that Bernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For Bernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.


MAIN RISKS
Because it purchases equity securities, the Account is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Account.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Account is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. The value of the Account's securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Account's assets rise or fall, the

Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Account is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

As the inception date of the Account is ______________, 2002, historical performance data is not available.

FEES AND EXPENSES (ESTIMATED) AS A % OF AVERAGE DAILY NET ASSETS

 ACCOUNT OPERATING EXPENSES

 Management Fees.....................
 Other Expenses......................

     TOTAL ACCOUNT OPERATING EXPENSES           *

 *The Manager has voluntarily agreed to reimburse operating expenses so that the total Account operating expenses will not be greater than _____________% through April 30, 2003.

  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                               NUMBER OF YEARS YOU OWN YOUR SHARES
 ---------------------------------------------------------------------------------------------------------------------------
                                                                                         1    3    5    10
 LARGECAP VALUE ACCOUNT                                                                 $    $    $     $

MIDCAP ACCOUNT
The Account seeks to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MAIN STRATEGIES

The Account invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Account invests at least 80% of its assets in common stocks of companies with medium market capitalizationS (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.


In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Account, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


Invista uses a bottom-up approach in its selection of individual securities. Selection is based on fundamental analysis of a company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return. Up to 10% of Account assets may be invested in foreign securities.


Invista focuses its stock selections on established companies that it believes have a sustainable competitive advantage. Invista constructs a portfolio that is "benchmark aware" in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Account is actively managed and prepared to over- and/or under-weight sectors and industries differently from the benchmark.


MAIN RISKS
Because it purchases equity securities, the Account is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Account.

The medium capitalization companies the Account invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Account is subject to the risk that its principal market segment, medium capitalization stocks, may under-perform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Account's performance may sometimes be lower or higher than that of other types of funds. The value of the Account's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Account is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

The Account's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Account by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                              The Account's highest/lowest quarterly returns
                              during this
                              time period were:
                               HIGHEST Q4 '99  23.31%
                               LOWEST Q3 '98  -20.01%


The year-to-date return as of March 31, 2002 is AV-17A%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                            PAST 1  PAST 5  PAST 10    LIFE OF
                                             YEAR   YEARS    YEARS    ACCOUNT*
 MIDCAP ACCOUNT ..................          -3.71    9.68    13.11     14.80
 S&P MidCap 400 Index ............ .......  17.51   20.39    19.84
 Lipper Mid-Cap Core Fund Average            7.10   16.02    17.08
 Morningstar Mid-Cap Blend Category ......   3.37   14.45    15.76
 * The Account's SEC effective date was December 18, 1987.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE ACCOUNT'S LATEST FISCAL YEAR

 ACCOUNT OPERATING EXPENSES

 Management Fees......        0.60%
 Other Expenses.......        0.02
                              ----
          TOTAL ACCOUNT
     OPERATING EXPENSES       0.62%

  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                              1     3     5    10
 MIDCAP ACCOUNT                                                                            $63   $199  $346  $774

MIDCAP GROWTH ACCOUNT
The Account seeks long-term growth of capital.

MAIN STRATEGIES
Under normal market conditions, the Account invests at least 80% of its assets in common stocks of companies with medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Growth Index) at the time of purchase. In the view of the Sub-Advisor, Dreyfus, many medium sized companies:
 . are in fast growing industries;
 . offer superior earnings growth potential; and . are characterized by strong balance sheets and high returns on equity.
The Account may also hold investments in large and small capitalization companies, including emerging and cyclical growth companies.

Dreyfus uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings momentum measures and higher expected earnings per share growth.


The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy", "sell" or "hold". The decision to buy, sell or hold is made by Dreyfus based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Dreyfus manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.


MAIN RISKS
Because it purchases equity securities, the Account is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Account.

Because companies in this market are smaller, prices of their stocks tend to be more volatile than stocks of companies with larger capitalizations. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money. The Account's share price may fluctuate more than that of funds primarily invested in stocks of large companies. Mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.


INVESTOR PROFILE
The Account is generally a suitable investment for investors seeking long-term growth and willing to accept the potential for short-term fluctuations in the value of their investments.

The Account's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Account by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                              The Account's highest/lowest quarterly returns
                              during this
                              time period were:
                               HIGHEST Q4 '01  24.12%
                               LOWEST  Q3 '01  -25.25%


The year-to-date return as of March 31, 2002 is AV-18A%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                            PAST 1  PAST 5  PAST 10    LIFE OF
                                             YEAR   YEARS    YEARS    ACCOUNT*
 MIDCAP GROWTH ACCOUNT ...........          -16.92    N/A      N/A     -1.10
 S&P MidCap 400 Index ............ .......   17.51  20.39    19.84
 Russell Midcap Growth Index ..... .......  -11.74  17.75    18.08
 Lipper Mid-Cap Growth Fund Average ......   10.01  17.62    19.06
 Morningstar Mid-Cap Growth Category .....   -6.90  17.93    18.03
 * The Account's SEC effective date was May 1, 1998.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE ACCOUNT'S LATEST FISCAL YEAR

 ACCOUNT OPERATING EXPENSES

 Management Fees......        0.90%
 Other Expenses.......        0.11
                              ----
          TOTAL ACCOUNT
     OPERATING EXPENSES       1.01%

  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                              1     3     5      10
 MIDCAP GROWTH ACCOUNT                                                                     $103  $322  $558  $1,236

MIDCAP GROWTH EQUITY ACCOUNT
The Account seeks to achieve long-term growth of capital by investing primarily in medium capitalization U.S.
companies with strong earnings growth potential.

MAIN STRATEGIES
The Account invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Account invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap Growth Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Account invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell MidCap Growth Index. The Account is not an index fund and does not limit its investment to the securities of issuers in the Russell MidCap Growth Index. The Account may invest up to 10% of its assets in securities of foreign companies.


The Sub-Advisor, Turner, selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Account is fully invested.


MAIN RISKS
Because it purchases equity securities, the Account is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Account.

The medium capitalization companies the Account invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


The Account may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Account's trading costs and may have an adverse impact on performance.

In addition, the Account is subject to the risk that its principal market segment, medium capitalization growth stocks, may underperform compared to the equity markets as a whole. The securities purchased by the Account present greater opportunities for growth because of high potential earnings growth, but may also involve greater risks than securities that do not have the same potential. The value of the Account's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE
The Account is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

The Account's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Account by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                              The Account's highest/lowest quarterly returns
                              during this
                              time period were:
                               HIGHEST Q4 '01  24.74%
                               LOWEST  Q3 '01  -31.45%


The year-to-date return as of March 31, 2002 is AV-19A%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                            PAST 1  PAST 5  PAST 10    LIFE OF
                                             YEAR   YEARS    YEARS    ACCOUNT*
 MIDCAP GROWTH EQUITY ACCOUNT ....          -27.43    N/A      N/A     -35.90
 Russell Midcap Growth Index ..... .......  -11.74  17.75    18.08
 Lipper Mid-Cap Growth Fund Average ......   10.01  17.62    19.06
 Morningstar Mid-Cap Growth Category .....   -6.90  17.93    18.03
 * The Account's SEC effective date was October 24, 2000.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE ACCOUNT'S LATEST FISCAL YEAR

 ACCOUNT OPERATING EXPENSES

 Management Fees......         1.00%
 Other Expenses.......         0.34
                               ----
          TOTAL ACCOUNT
     OPERATING EXPENSES        1.34%*

 *The Manager has voluntarily agreed to reimburse operating expenses so that the total Account operating expenses will not be greater than 1.10% through April 30, 2002.

  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 MIDCAP GROWTH EQUITY ACCOUNT                                                          $136  $425  $734  $1,613

MIDCAP VALUE ACCOUNT
The Account seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and market capitalizations in the $1 billion to $10 billion range.

MAIN STRATEGIES
The Account invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Account invests at least 80% of its assets in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well-established and well known to the new and unseasoned. The Account may invest up to 10% of its assets in securities of foreign companies.

The stocks are selected using a value oriented investment approach by Neuberger Berman, the Sub-Advisor. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:
 . strong fundamentals, such as a company's financial, operational and competitive positions;
 . consistent cash flow; and
 . a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value.


This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive. The

Account may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Account's trading costs and may have an adverse impact on performance.


MAIN RISKS
Because it purchases equity securities, the Account is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. In response, the price of the securities issued by such companies may decline. These factors contribute to price volatility, which is the principal risk of investing in the Account.

The medium capitalization companies the Account invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management or a limited trading market for their securities.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Account is subject to the risk that its principal market segment, medium capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Account's performance may sometimes be lower or higher than that of other types of funds. The value of the Account's equity securities may fluctuate on a daily basis. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

INVESTOR PROFILE
The Account is generally a suitable investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

The Account's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Account by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                              The Account's highest/lowest quarterly returns
                              during this
                              time period were:
                               HIGHEST Q4 '99  23.54%
                               LOWEST  Q3 '99  -12.71%

The year-to-date return as of March 31, 2002 is AV-20A%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                            PAST 1  PAST 5  PAST 10    LIFE OF
                                             YEAR   YEARS    YEARS    ACCOUNT*
 MIDCAP VALUE ACCOUNT ............          -2.58     N/A      N/A     13.69
 Russell Midcap Value Index ...... .......  19.18   15.10    17.86
 Lipper Mid-Cap Value Fund Average .......  16.66   14.48    15.62
 Morningstar Mid-Cap Value Category ......  16.82   14.18    15.73
 * The Account's SEC effective date was May 1, 1999.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE ACCOUNT'S LATEST FISCAL YEAR

 ACCOUNT OPERATING EXPENSES

 Management Fees......         1.05%
 Other Expenses.......         0.24
                               ----
          TOTAL ACCOUNT
     OPERATING EXPENSES        1.29%*

 *The Manager has voluntarily agreed to reimburse operating expenses so that the total Account operating expenses will not be greater than 1.20% through April 30, 2002.
  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                              1     3     5      10
 MIDCAP VALUE ACCOUNT                                                                      $132  $411  $713  $1,579

MONEY MARKET ACCOUNT
The Account has an investment objective of as high a level of current income available from investments in short-term securities as is consistent with preservation of principal and maintenance of liquidity.

MAIN STRATEGIES
The Account invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which the Manager believes present minimal credit risks. At the time the Account purchases each security, it is an "eligible security" as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Account maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Account may sell a security before it matures:
 . to take advantage of market variations;
 . to generate cash to cover sales of Account shares by its shareholders; or . upon revised credit opinions of the security's issuer.
The sale of a security by the Account before maturity may not be in the best interest of the Account. The sale of portfolio securities is usually a taxable event. The Account does have an ability to borrow money to cover the sale of Account shares.

It is the policy of the Account to be as fully invested as possible to maximize current income. Securities in which the Account invests include:
 . securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds;
 . securities issued or guaranteed by agencies or instrumentalities of the U.S.
  Government. These are backed either by the full faith and credit of the U.S. Government or by the credit of the particular agency or instrumentality;
 . bank obligations including:
  . certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or . bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
 . commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
 . corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Account has 397 days or less remaining to maturity;
 . repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and
 . taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Account are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that: a foreign government will not let U.S. dollar-denominated assets leave the country; the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks; and adverse political or economic developments will affect investments in a foreign country. Before the Manager selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.


MAIN RISKS
As with all mutual funds, the value of the Account's assets may rise or fall. Although the Account seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Account. An investment in the Account is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

INVESTOR PROFILE
The Account is generally a suitable investment for investors seeking monthly dividends without incurring much principal risk.

The Account's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Account by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO





                             TO OBTAIN THE ACCOUNT'S CURRENT YIELD INFORMATION,
                             PLEASE CALL 1-800-247-4123


The year-to-date return as of March 31, 2002 is AV-21A%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                            PAST 1  PAST 5  PAST 10    LIFE OF
                                             YEAR   YEARS    YEARS    ACCOUNT*
 MONEY MARKET ACCOUNT ............           3.92    5.06    4.57       3.52
 * The Account's SEC effective date was March 18, 1983.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE ACCOUNT'S LATEST FISCAL YEAR

 ACCOUNT OPERATING EXPENSES

 Management Fees......        0.50%
 Other Expenses.......        0.02
                              ----
          TOTAL ACCOUNT
     OPERATING EXPENSES       0.52%

  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                              1     3     5    10
 MONEY MARKET ACCOUNT                                                                      $53   $167  $291  $653

REAL ESTATE ACCOUNT
The Account seeks to generate a total return by investing primarily in equity securities of companies principally engaged in the real estate industry.

MAIN STRATEGIES
Under normal market conditions, the Account invests at least 80% of its assets in equity securities of companies principally engaged in the real estate industry. For purposes of the Account's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies.

Real estate investment trusts ("REITs") are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:
 . equity REITs, which primarily own property and generate revenue from rental income;
 . mortgage REITs, which invest in real estate mortgages; and . hybrid REITs, which combine the characteristics of both equity and mortgage
  REITs.
In selecting securities for the Account, the Manager focuses on equity REITs.

The Account may invest up to 25% of its assets in securities of foreign real estate companies.


MAIN RISKS
Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:
 . declines in the value of real estate
 . risks related to general and local economic conditions
 . dependency on management skills
 . heavy cash flow dependency
 . possible lack of available mortgage funds
 . overbuilding
 . extended vacancies in properties
 . increases in property taxes and operating expenses
 . changes in zoning laws
 . expenses incurred in the cleanup of environmental problems
 . casualty or condemnation losses
 . changes in interest rates

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:
 . are dependent upon management skills and might not be diversified;
 . are subject to cash flow dependency and defaults by borrowers; and . could fail to qualify for tax-free pass-through of income under the Internal
  Revenue Code.

Because of these factors, the value of the securities held by the Account, and in turn the price per share of the Account, changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short-term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


Foreign securities carry risks that are not generally found in securities of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

INVESTOR PROFILE
The Account is generally a suitable investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and accept the potential for volatile fluctuations in the value of investments.

The Account's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Account by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                              The Account's highest/lowest quarterly returns
                              during this
                              time period were:
                               HIGHESTQ2 '00  11.51%
                               LOWEST  Q3 '99  -8.40%


The year-to-date return as of March 31, 2002 is AV-22A%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                            PAST 1  PAST 5  PAST 10    LIFE OF
                                             YEAR   YEARS    YEARS    ACCOUNT*
 REAL ESTATE ACCOUNT .............           8.75     N/A      N/A      6.76
 Morgan Stanley REIT Index ....... .......  26.81   10.13      N/A
 Lipper Real Estate Fund Average .          25.62   10.26    11.79
 Morningstar Specialty - Real Estate
 Category ........................          25.83   10.31    11.30
 * The Account's SEC effective date was May 1, 1998.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE ACCOUNT'S LATEST FISCAL YEAR

 ACCOUNT OPERATING EXPENSES

 Management Fees......        0.90%
 Other Expenses.......        0.09
                              ----
          TOTAL ACCOUNT
     OPERATING EXPENSES       0.99%

  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                              1     3     5      10
 REAL ESTATE ACCOUNT                                                                       $101  $315  $547  $1,213

SMALLCAP ACCOUNT
The Account seeks long-term growth of capital by investing primarily in equity securities of companies with comparatively small market capitalizations.

MAIN STRATEGIES

The Account invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Account invests at least 80% of its assets in common stocks of companies with small market capitalizationS (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Account may invest up to 20% of its assets in securities of foreign companies.


In selecting securities for investment, the Sub-Advisor, Invista, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a "blend" of stocks with these characteristics. In managing the assets of the Account, Invista does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. Selection is based on fundamental analysis of the company relative to other companies with the focus being on Invista's estimation of forward-looking rates of return.


MAIN RISKS
Because it purchases equity securities, the Account is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The price of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Account.

Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.


Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.


In addition, the Account is subject to the risk that its principal market segment, small capitalization stocks, may underperform compared to the equity markets as a whole. The value of the Account's equity securities may fluctuate on a daily basis. The Account's share price may fluctuate more than that of funds primarily invested in stocks of mid and large-sized companies and may underperform as compared to the securities of larger companies. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Account is generally a suitable investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

The Account's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Account by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                              The Account's highest/lowest quarterly returns
                              during this
                              time period were:
                               HIGHESTQ2 '99  26.75%
                               LOWEST  Q3 '01  -25.61%


The year-to-date return as of March 31, 2002 is AV-23A%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                            PAST 1  PAST 5  PAST 10    LIFE OF
                                             YEAR   YEARS    YEARS    ACCOUNT*
 SMALLCAP ACCOUNT ................           2.55     N/A      N/A      0.89
 S&P SmallCap 600 Index .......... .......  11.80   13.56    17.43
 Russell 2000 Index .............. .......  -3.02   10.30    15.51
 Lipper Small-Cap Core Fund Average ......   5.07   12.52    15.52
 Morningstar Small Blend Category           12.84   12.95    15.92
 * The Account's SEC effective date was May 1, 1998.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE ACCOUNT'S LATEST FISCAL YEAR

 ACCOUNT OPERATING EXPENSES

 Management Fees......        0.85%
 Other Expenses.......        0.05
                              ----
          TOTAL ACCOUNT
     OPERATING EXPENSES       0.90%

  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                              1     3     5      10
 SMALLCAP ACCOUNT                                                                          $92   $287  $498  $1,108

SMALLCAP GROWTH ACCOUNT
The Account seeks long-term growth of capital.

MAIN STRATEGIES
The Account invests primarily in a diversified group of equity securities of small growth companies. Generally, the Account invests in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Index) at the time of purchase.

Under normal market conditions, the Account invests at least 80% of its assets in equity securities of small companies with the potential for rapid earnings growth. In selecting securities for investment, the Sub-Advisor, Berger, focuses on companies that it believes demonstrate the following traits:
 . Long-term appreciation potential: open-ended business opportunity;
 . Strong revenue-driven earnings growth;
 . Seasoned management team: integrity, ability, commitment, execution;
 . Innovative products or services;
 . Defensible barriers to entry: e.g. proprietary technology;
 . Solid financial statements: profitability, conservative balance sheet and accounting;
 . Long-term market share leaders in emerging and growing industries; and . Appropriate valuations.

Berger will generally sell a security when it no longer meets Berger's investment criteria or when it has met Berger's expectations for appreciation. The Account may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Account's trading costs and may have an adverse impact on performance.


MAIN RISKS
Investments in companies with small market capitalizations carry their own risks. Historically, small company securities have been more volatile in price than larger company securities, especially over the short-term. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Foreign stocks carry risks that are not generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.


The net asset value of the Account's shares is based on the values of the securities it holds. The value of the stocks owned by the Account changes on a daily basis. The current share price reflects the activities of individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


The Account's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. This Account is designed for long term investors for a portion of their investments. It is not designed for investors seeking income or conservation of capital.


INVESTOR PROFILE
The Account is generally a suitable investment for investors who are seeking long-term growth and are willing to accept the potential for volatile fluctuations in the value of their investment.

The Account's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Account by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                              The Account's highest/lowest quarterly returns
                              during this
                              time period were:
                               HIGHESTQ4 '99  59.52%
                               LOWEST  Q3 '01  -37.66%


The year-to-date return as of March 31, 2002 is AV-24A%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                            PAST 1  PAST 5  PAST 10    LIFE OF
                                             YEAR   YEARS    YEARS    ACCOUNT*
 SMALLCAP GROWTH ACCOUNT .........          -32.01    N/A      N/A      4.60
 Russell 2000 Growth Index ....... .......  -22.43   7.14    12.79
 Lipper Small-Cap Growth Fund Average ....   -4.95  15.12    17.46
 Morningstar Small Growth Category .......   -5.71  14.57    17.05
 * The Account's SEC effective date was May 1, 1998.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE ACCOUNT'S LATEST FISCAL YEAR

 ACCOUNT OPERATING EXPENSES

 Management Fees......        1.00%
 Other Expenses.......        0.02
                              ----
          TOTAL ACCOUNT
     OPERATING EXPENSES       1.02%

  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                 NUMBER OF YEARS YOU OWN YOUR SHARES
 --------------------------------------------------------------------------------------------------------------------------------
                                                                                          1     3     5      10
 SMALLCAP GROWTH ACCOUNT                                                               $104  $325  $563  $1,248

SMALLCAP VALUE ACCOUNT
The Account seeks long-term growth of capital.

MAIN STRATEGIES
The Account invests primarily in a diversified group of equity securities of small U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index) at the time of purchase. Under normal market conditions, the Account invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. These characteristics are above average dividend yield and below average price to earnings (P/E) ratios. Up to 10% of the Account's assets may be invested in foreign securities.

The Sub-Advisor, Morgan, uses fundamental research, systematic stock valuation and a disciplined portfolio construction process. It seeks to enhance returns and reduce the volatility in the value of the Account relative to that of the U.S. small company value universe, represented by the Russell 2000/(R)/ Value Index. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable characteristics. Such characteristics include significant and predictable cash flow and high quality management. Based on fundamental research and using a dividend discount model, Morgan ranks these companies within economic sectors according to their relative values. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.


Under normal market conditions, the Account will have sector weightings comparable to that of the U.S. small company value universe though it may under or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale by the Account.


Since the Account has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading. The Account may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause an increased portfolio turnover rate that increases the Account's trading costs and may have an adverse impact on performance.


MAIN RISKS
As with any security, the securities in which the Account invests have associated risks. These include risks of:
 . securities of smaller companies. Historically, small company securities have been more volatile in price than larger company securities, especially over the short-term. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.
 . unseasoned issuers. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established.
 . foreign securities. These have risks that are not generally found in securities of U.S. companies. For example, the risk that a foreign security could lose value as a result of political, financial and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.

The Account's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies and may underperform as compared to the securities of larger companies. The Account is not designed for investors seeking income or conservation of capital. As with all mutual funds, as the values of the Account's assets rise or fall, the Account's share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.


INVESTOR PROFILE
The Account is generally a suitable investment for investors seeking long-term growth and willing to accept volatile fluctuations in the value of their investment.

The Account's past performance is not predictive of future performance. The bar chart and tables provide some indication of the risks of investing in the Account by showing changes in performance from year to year.

 YEAR-BY-YEAR TOTAL RETURN (%) AS OF 12/31 EACH YEAR

LOGO




                              The Account's highest/lowest quarterly returns
                              during this
                              time period were:
                               HIGHEST Q2 '99  15.32%
                               LOWEST  Q3 '98  -19.14%


The year-to-date return as of March 31, 2002 is AV-25A%.

 AVERAGE ANNUAL TOTAL RETURNS (%) FOR THE PERIOD ENDED DECEMBER 31, 2001

                                            PAST 1  PAST 5  PAST 10    LIFE OF
                                             YEAR   YEARS    YEARS    ACCOUNT*
 SMALLCAP VALUE ACCOUNT ..........           6.25     N/A      N/A      8.69
 Russell 2000 Value Index ........ .......  22.83   12.59    17.62
 Lipper Small-Cap Value Fund Average .....  17.77   13.15    15.91
 Morningstar Small Value Category           16.98   12.27    14.86
 * The Account's SEC effective date was May 1, 1998.

FEES AND EXPENSES AS A % OF AVERAGE DAILY NET ASSETS BASED ON THE ACCOUNT'S LATEST FISCAL YEAR

 ACCOUNT OPERATING EXPENSES

 Management Fees......        1.10%
 Other Expenses.......        0.24
                              ----
          TOTAL ACCOUNT
     OPERATING EXPENSES       1.34%

  Annual operating expenses do not include any separate account expenses, cost of insurance or other contract level expenses.


 EXAMPLES
 The Examples assume that you invest $10,000 in the Account for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Account's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                                                    NUMBER OF YEARS YOU OWN YOUR SHARES
 -----------------------------------------------------------------------------------------------------------------------------------
                                                                                              1     3     5      10
 SMALLCAP VALUE ACCOUNT                                                                    $136  $425  $734  $1,613

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS


The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.


SECURITIES AND INVESTMENT PRACTICES
Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and in overall market and economic conditions. Smaller companies are especially sensitive to these factors.

Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors. The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.


Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes.


Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or "junk" bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.


REPURCHASE AGREEMENTS AND LOANED SECURITIES
Each of the Accounts may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Account sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by an Account collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Account holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Account bears a risk of loss. To minimize such risks, the Account enters into repurchase agreements only with large, well-capitalized and well-established financial institutions. In addition, the value of the collateral underlying the repurchase agreement is always at least equal to the repurchase price, including accrued interest.

Each of the Accounts may lend its portfolio securities to unaffiliated broker-dealers and other unaffiliated qualified financial institutions.


CURRENCY CONTRACTS
The Accounts (except Government Securities and Money Market) may each enter into forward currency contracts, currency futures contracts and options, and options on currencies for hedging and other non-speculative purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. An Account will not hedge currency exposure to an extent greater than the aggregate market value of the securities held or to be purchased by the Account (denominated or generally quoted or currently convertible into the currency).

Hedging is a technique used in an attempt to reduce risk. If an Account's Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Account's investment, these techniques could result in a loss. These techniques may increase the volatility of an Account and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the other party to the transaction does not perform as promised. There is also a risk of government action through exchange controls that would restrict the ability of the Account to deliver or receive currency.

FORWARD COMMITMENTS
Each of the Accounts may enter into forward commitment agreements. These agreements call for the Account to purchase or sell a security on a future date at a fixed price. Each of these Accounts may also enter into contracts to sell its investments either on demand or at a specific interval.

WARRANTS
Each of the Accounts (except Government Securities and Money Market) may invest up to 5% of its assets in warrants. A warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price.

RISKS OF HIGH YIELD SECURITIES
The Bond and MidCap Value Accounts may each invest in debt securities rated lower than BBB by S&P or Baa by Moody's or, if not rated, determined to be of equivalent quality by the Manager or the Sub-Advisor. Such securities are sometimes referred to as high yield or "junk bonds" and are considered speculative.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.


Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of an Account to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Account were investing in higher quality bonds.


High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, an Account may incur additional expenses to seek recovery.


The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which an Account could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Account's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.


The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by an Account, the Account may retain the security if the Manager or Sub-Advisor thinks it is in the best interest of shareholders.


DERIVATIVES
To the extent permitted by its investment objectives and policies, each of the Accounts may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect an Account from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


No Account may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Account. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the Accounts may not invest in oil leases or futures.


The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. The risks associated with derivative investments include:
 . the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the Manager or Sub-Advisor anticipated;
 . the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
 . the risk that adverse price movements in an instrument can result in a loss substantially greater than an Account's initial investment; and . the counterparty may fail to perform its obligations.

FOREIGN SECURITIES
Certain of the Accounts may invest in securities of foreign companies. For the purpose of this restriction, foreign companies are:
 . companies with their principal place of business or principal office outside the U.S.; and
 . companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Account seeks the most favorable net results on its portfolio transactions.


Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Account assets is not invested and earning no return. If an Account is unable to make intended security purchases due to settlement problems, the Account may miss attractive investment opportunities. In addition, an Account may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Account's investments in those countries. In addition, an Account may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for an Account. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Account investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Accounts intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which an Account has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of an Account's portfolio. An Account may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

An Account may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the foreign securities to which they relate.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
 . increased social, political and economic instability;
 . a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
 . lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
 . foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
 . relatively new capital market structure or market-oriented economy;
 . the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
 . restrictions that may make it difficult or impossible for the Account to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
 . possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. An Account could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


SECURITIES OF SMALLER COMPANIES
The Accounts may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

UNSEASONED ISSUERS
The Accounts may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

TEMPORARY DEFENSIVE MEASURES
For temporary defensive purposes in times of unusual or adverse market conditions, the Accounts may invest without limit in cash and cash equivalents. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, an Account may purchase U.S. Government securities, preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Accounts may take temporary defensive measures. In taking such measures, an Account may fail to achieve its investment objective.


PORTFOLIO TURNOVER
"Portfolio Turnover" is the term used in the industry for measuring the amount of trading that occurs in an Account's portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year.

Accounts with high turnover rates (more than 100%) often have higher transaction costs (which are paid by the Account) and may have an adverse impact on the Account's performance. No turnover rate can be calculated for the Money Market Account because of the short maturities of the securities in which it invests. No turnover rates are calculated for the LargeCap Blend and LargeCap Value Accounts as they have been in existence for less than six months. Turnover rates for each of the other Accounts may be found in the Account's Financial Highlights table.


Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the "total return" line in the Financial Highlights section already includes portfolio turnover costs.


PRICING OF ACCOUNT SHARES


Each Account's shares are bought and sold at the current share price. The share price of each Account is calculated each day the New York Stock Exchange ("NYSE") is open. The share price is determined at the close of business of the Exchange (normally 3:00 p.m. Central time). When an order to buy or sell shares is received, the share price used to fill the order is the next price calculated after the order is received.


For all Accounts, except the Money Market Account, the share price is calculated by:
 . taking the current market value of the total assets of the Account
 . subtracting liabilities of the Account
 . dividing the remainder by the total number of shares owned by the Account.

The securities of the Money Market Account are valued at amortized cost. The calculation procedure is described in the SAI. The Money Market Account reserves the right to determine a share price more than once each day.


NOTES:

 . If current market values are not readily available for a security owned by an
  Account, its fair value is determined using a policy adopted by the Directors. . An Account's securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. The values of foreign securities used in computing share price are determined at the time the foreign market closes. Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the NYSE is open. The NAV of an Account investing in foreign securities may change on days when shareholders are unable to purchase or redeem shares. If the Sub-Advisor believes that the market value is materially affected, the share price will be calculated using the policy adopted by the Fund.
 . Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS


The issuer of an equity security held by an Account may make a dividend payment. When an Account receives a dividend, it increases the net asset value of a share of the Account.


An Account accrues interest daily on its fixed-income securities in anticipation of an interest payment from the issuer of the security. This accrual increases the net asset value of an Account.


The Money Market Account (or any other Account holding commercial paper) amortizes the discount on commercial paper it owns on a daily basis. This increases the net asset value of the Account.


NOTE: As the net asset value of a share of an Account increases, the unit value of the corresponding division also reflects an increase. The number of units you own in the Account are not increased.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE


THE MANAGER
Principal Management Corporation serves as the manager for the Fund. In its handling of the business affairs of the Fund, the Manager provides clerical, recordkeeping and bookkeeping services, and keeps the required financial and accounting records. In addition, the Manager is responsible for the portfolio management function for certain Accounts.

MANAGER: The Manager is an indirect subsidiary of Principal Financial Services,
         Inc. and has managed mutual funds since 1969. As of December 31, 2000, the mutual funds it manages had assets of approximately $6.6 billion. The Manager's address is Principal Financial Group, Des Moines, Iowa 50392-0200.

                                        DAY-TO-DAY
           ACCOUNT                      ACCOUNT MANAGEMENT
           -------                      ------------------
           Bond                         William C. Armstrong
                                        Lisa A. Stange
           Money Market                 Michael R. Johnson
                                        Alice Robertson
           Real Estate                  Kelly D. Rush




WILLIAM C. ARMSTRONG, CFA . Mr. Armstrong leads the multi-sector/core portfolio management group for a member company of the Principal Financial Group. Mr. Armstrong has been with the Principal Financial Group since 1992. He earned his Master's degree from the University of Iowa and his Bachelor's degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation



SCOTT BENNETT, CFA . Mr. Bennett has been with the Principal Financial Group since 1988. He holds an MBA and a BA from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



MICHAEL R. JOHNSON . Mr. Johnson joined the Principal Financial Group in 1982. He began directing securities trading for a member company of the Principal Financial Group in 1994 and also manages its fixed-income trading operation. Mr. Johnson earned his Bachelor's degree in Finance from Iowa State University.



ALICE ROBERTSON . Ms. Robertson is a trader for a member company of the Principal Financial Group on its corporate fixed-income trading desk.She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master's degree in Finance and Marketing from DePaul University and her Bachelor's degree in Economics from Northwestern University.

KELLY D. RUSH, CFA . Mr. Rush directs the Real Estate Investment Trust (REIT) activity for a member company of the Principal Financial Group. Mr. Rush joined the Principal Financial Group in 1987 and has been dedicated to public real estate investments since 1995. His experience includes the structuring of public real estate transactions that included commercial mortgage loans and the issuance of unsecured bonds. He received his Master's degree and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



LISA A. STANGE, CFA. . As portfolio manager for a member company of the Principal Financial Group, Ms. Stange manages over $3 billion in fixed-income portfolios invested in corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, sovereigns and agencies. Ms. Stange joined the Principal Financial Group in 1989 after earning her Master's and Bachelor's degrees in Finance from the University of Iowa. She has earned the right to use the Chartered Financial Analyst designation.


THE SUB-ADVISORS
The Manager has signed contracts with various Sub-Advisors. Under the Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory service for a specific Account. For these services, the Sub-Advisor is paid a fee by the Manager.

SUB-ADVISOR: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of AS OF DATE BERNSTEIN, Alliance managed $AUM
         BERNSTEIN billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

                                        DAY-TO-DAY
           ACCOUNT                      ACCOUNT MANAGEMENT
           -------                      ------------------
           LargeCap Value               Marilyn G. Fedak
                                        Steven Pisarkiewicz




MARILYN G. FEDAK . Ms. Fedak was named chief investment officer and chairman of the U.S. Equity Investment Policy Group, and was also elected to the Board of Directors, in 1993. She had previously served as a senior portfolio manager since joining the firm in 1984. Ms. Fedak is a member of the Small-Capitalization, International, Global, Global Balanced, Canadian Equity and Advanced Value Investment Policy Groups, and the Private Client Investment Group. From 1972 to 1983, she was a portfolio manager and research analyst at Morgan Guaranty Trust Company. She earned a BA from Smith College in 1968 and an MBA from Harvard University in 1972, and is a Chartered Financial Analyst.



STEVEN PISARKIEWICZ . Mr. Pisarkiewicz, Chief Investment Officer, Structured Equity Services Senior Portfolio Manager, joined the firm as a managing director of financial advisors in 1989. In 1992, he was named managing director of Institutional Services; in 1997, he was named senior portfolio manager for U.S. equities and became a member of the U.S. Equity Investment Policy Group. In late 1998, he assumed his current role as chief investment officer for Structured Equity Services. Prior to joining Bernstein, he was a vice president and senior consultant with SEI Corporation from 1983 to 1989, and a director of strategic planning for Emerson Electric Company from 1979 to 1983. Mr. Pisarkiewicz earned a BS from the University of Missouri in 1972 and an MBA in 1979 from the University of California at Berkeley.


SUB-ADVISOR: Berger Financial Group LLC ("Berger"), is a Nevada Limited
         Liability Company, and has been in the investment advisory business since 1975. It serves as investment advisor or sub-advisor to mutual funds and institutional investors and has assets under management of approximately $7.6 billion as of

         December 31, 2000. Berger is a subsidiary of Stilwell Management Inc., which owns approximately 86% of Berger, and is an indirect subsidiary of Stilwell Financial Inc.

                                        DAY-TO-DAY
           ACCOUNT                      ACCOUNT MANAGEMENT
           -------                      ------------------
           SmallCap Growth              Paul A. LaRocco




PAUL A. LAROCCO, CFA . Mr. LaRocco joined Berger Financial Group LLC as Vice President in December 2000. In 2000, he co-managed small and mid-cap funds for Montgomery Asset Management. Prior to that, he was a portfolio manager for a number of small and mid-cap funds at Oppenheimer Funds. Mr. LaRocco holds an MBA degree in Finance from the University of Chicago Graduate School of Business and a BS in Physiological Psychology and a BA in Biological Sciences from the University of California, Santa Barbara. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, NY
         10166, was formed in 1947. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation. As of December 31, 2000, Dreyfus managed or administered approximately $150 billion.

                                        DAY-TO-DAY
           ACCOUNT                      ACCOUNT MANAGEMENT
           -------                      ------------------
           MidCap Growth                John O'Toole




JOHN O'TOOLE, CFA . Portfolio Manager of The Dreyfus Corporation and Senior Vice President of Mellon Equity Associates LLP (an affiliate of The Dreyfus Corporation) since 1990. He holds an MBA in Finance from the University of Chicago and a BA in Economics from the University of Pennsylvania. Mr. O'Toole is a member of the Association for Investment Management and Research, and the Pittsburgh Society of Financial Analysts. He is a Chartered Financial Analyst.


SUB-ADVISOR: Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of AS OF
         DATE FEDERATED, Federated managed $AUM FEDERATED billion in assets.

                                        DAY-TO-DAY
           ACCOUNT                      ACCOUNT MANAGEMENT
           -------                      ------------------
           LargeCap Blend               Linda A. Duessel
                                        David P. Gilmore
                                        J. Thomas Madden
                                        Bernard J. Picchi




LINDA A. DUESSEL, CFA . Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager since 1995. She became a Senior Vice President of the Federated in January 2000 and served as a Vice President of Federated from 1995 through 1999. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of Federated from 1991 through 1995. Ms. Duessel received her MS in Industrial Administration from Carnegie Mellon University. She has earned the right to use the Chartered Financial Analyst designation.

DAVID P. GILMORE . Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became an Assistant Vice President of Federated in July 2000. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. He earned his MBA from the University of Virginia and has a BS from Liberty University. He has earned the right to use the Chartered Financial Analyst designation.



J. THOMAS MADDEN, CFA . Mr. Madden joined Federated as a Senior Portfolio Manager in 1977 and has been an Executive Vice President of Federated since 1994. Mr. Madden served as a Senior Vice President of Federated from 1989 to 1993. Mr. Madden received his MBA with a concentration in Finance from the University of Virginia. He has earned the right to use the Chartered Financial Analyst designation.



BERNARD J. PICCHI, CFA . Mr. Picchi joined Federated in 1999 as a Senior Vice President/Director of U.S. Equity Research. From 1994 to 1999, Mr. Picchi was a Managing Director of Lehman Brothers where he initially served as head of the energy sector group. During 1995 and most of 1996, he served as U.S. Director of Stock Research and in September 1996, he was named Growth Stock Strategist. Mr. Picchi holds a BS in foreign service from Georgetown University. He has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

                                        DAY-TO-DAY
           ACCOUNT                      ACCOUNT MANAGEMENT
           -------                      ------------------
           Capital Value                John Pihlblad
           Growth                       Mary Sunderland
           International                Kurtis D. Spieler
           International SmallCap       Brian W. Pattinson
           MidCap                       K. William Nolin
           SmallCap                     John F. McClain
                                        Thomas Morabito




JOHN F. MCCLAIN . Mr. McClain is a portfolio manager for small-cap and medium-cap growth portfolio management and strategy. He joined Invista in 1990. Previously, he was an investment executive with Paine Webber. He earned an MBA from Indiana University and a BBA in Economics from the University of Iowa.



THOMAS MORABITO, CFA . Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. From 1994 until joining Invista, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.



K. WILLIAM NOLIN, CFA . Mr. Nolin has managed the domestic mid-cap equity portfolios since 1999. His expertise is grounded in the telecommunications, media & entertainment, lodging and consumer non-durables sectors. Mr. Nolin joined the Principal Financial Group in 1993 as an investment credit analyst. He earned his MBA from the Yale School of Management and his Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

BRIAN W. PATTINSON, CFA . Mr. Pattinson is a portfolio manager at Invista. He performs international security analysis and strategy development for the firm's core international equity research effort and also specializes in the information technology and telecommunication sectors. He joined Invista in 1994. Mr. Pattinson earned his MBA and Bachelor's degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.



JOHN PIHLBLAD, CFA . Mr. Pihlblad is director of quantitative portfolio management for Invista. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Invista in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.



KURTIS D. SPIELER, CFA . Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios. He joined the Principal Financial Group in 1987 in the Treasury operation as a securities analyst and moved to Invista in 1991. Mr. Spieler received his MBA from Drake University and his BBA in Accounting from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation.



MARY SUNDERLAND, CFA . Prior to joining Invista in 1999, Ms. Sunderland managed growth and technology portfolios for Skandia Asset Management for 10 years. Ms. Sunderland holds an MBA in Finance from Columbia University Graduate School of Business and an undergraduate degree from Northwestern University. She has earned the right to use the Chartered Financial Analyst designation.


SUB-ADVISOR: Janus Capital Corporation ("Janus"), 100 Fillmore Street, Denver CO
         80306-4928, was formed in 1969. Effective July 12, 2000, Janus is owned in part by Stilwell Financial Inc. ("Stilwell"), which owns approximately 81.5% of the outstanding voting stock of Janus. Stilwell is a publicly traded holding company with principal operations in financial asset management businesses. Thomas H. Bailey, President and Chairman of the Board of Janus, owns approximately 12% of Janus' voting stock and, by agreement with Stilwell, selects at least a majority of Janus' Board, subject to the approval of Stilwell, which approval cannot be unreasonably withheld. As of December 31, 2000, Janus managed or administered over $249 billion in assets.

                                        DAY-TO-DAY
           ACCOUNT                      ACCOUNT MANAGEMENT
           -------                      ------------------
           LargeCap Growth              E. Marc Pinto




E. MARC PINTO, CFA . Mr. Pinto is a Vice President, Janus Capital Corporation and has been with the organization since 1994. Prior to that, Mr. Pinto was employed by a family firm and as an Associate in the Investment Banking Division of Goldman Sachs. He holds a BA in History from Yale University and an MBA from Harvard. He has earned the right to use the Chartered Financial Analyst designation.





SUB-ADVISOR: J.P. Morgan Investment Management, Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan") a bank holding company. J.P. Morgan, through Morgan and its other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2000, J.P. Morgan and its subsidiaries had total combined assets under management of approximately $359 billion.

                                        DAY-TO-DAY
           ACCOUNT                      ACCOUNT MANAGEMENT
           -------                      ------------------
           SmallCap Value               Marian U. Pardo




MARIAN U. PARDO . Managing Director of J.P. Morgan Investment Management Inc. Ms. Pardo is a senior portfolio manager in the Small Cap Equity Group at J.P. Morgan. She has been at J.P. Morgan since 1968, except for 5 months in 1998 when she was president of a small investment management firm. She holds a BA degree from Barnard College.


SUB-ADVISOR: Morgan Stanley Asset Management ("Morgan Stanley"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2000, Morgan Stanley, together with its affiliated institutional asset management companies, managed investments totaling approximately $171.7 billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. and on May 1, 2001 the name was changed to Morgan Stanley Investment Management Inc. The firm continues to do business in certain instances using the name Morgan Stanley Asset Management.

                                        DAY-TO-DAY
           ACCOUNT                      ACCOUNT MANAGEMENT
           -------                      ------------------
           Equity Growth                William S. Auslander




WILLIAM S. AUSLANDER . Mr. Auslander is a Principal of Morgan Stanley & Co, Incorporated and Morgan Stanley Investment Management Inc. Mr. Auslander joined Morgan Stanley in 1995 as an equity analyst and currently is a portfolio manager in Morgan Stanley's institutional equity group. Prior thereto, he was an equity analyst at Icahn & Co., 1986-1995. He holds a BA in Economics from the University of Wisconsin and an MBA from Columbia University.


SUB-ADVISOR: Neuberger Berman Management Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

                                        DAY-TO-DAY
           ACCOUNT                      ACCOUNT MANAGEMENT
           -------                      ------------------
           MidCap Value                 Robert I. Gendelman




ROBERT I. GENDELMAN . Portfolio Manager, Neuberger Berman Management Inc., since 1994. Mr. Gendelman holds a BA from the University of Michigan as well as a JD and an MBA from the University of Chicago.


SUB-ADVISOR: Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $33.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.

                                        DAY-TO-DAY
           ACCOUNT                      ACCOUNT MANAGEMENT
           -------                      ------------------
           Government Securities        Mark Karstrom
                                        Martin J. Schafer




MARK KARSTROM. . Mr. Karstrom is a portfolio manager at a member company of The Principal Financial Group with responsibility for mortgage-backed securities. Prior to joining Principal in 2001, Mr. Karstrom was a portfolio manager for Scudder Kemper Investments. He received a BA in economics from the University of Denver. He is a member of the Association for Investment Management and Research
(AIMR) and a Level II candidate for the Chartered Financial Analyst Designation.



MARTIN J. SCHAFER . Mr. Schafer is a portfolio manager for Principal Capital - II specializing in the management of mortgage-backed securities utilizing an active, total return approach. He joined the Principal Financial Group in 1977. He holds a BBA in Accounting and Finance from the University of Iowa.


SUB-ADVISOR: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. As of March 31, 2001, Turner had discretionary management authority with respect to approximately $8.3 billion in assets.

                                        DAY-TO-DAY
           ACCOUNT                      ACCOUNT MANAGEMENT
           -------                      ------------------
           MidCap Growth Equity         Christopher K. McHugh
                                        William C. McVail
                                        Robert E. Turner




CHRISTOPHER K. MCHUGH . Mr. McHugh, Senior Portfolio Manager, joined Turner Investment Partners, Inc. in 1990. He holds a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph's University. He has been in investment management since 1986.



WILLIAM C. MCVAIL . Mr. McVail, Senior Portfolio Manager, joined Turner in 1998. Prior thereto, he was Portfolio Manager at PNC Equity Advisers. He has been in investment management since 1987.



ROBERT E. TURNER, CFA . Mr. Turner, Chairman and Chief Investment Officer, founded Turner in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has been in investment management since 1981. He has earned the right to use the Chartered Financial Analyst designation.





DUTIES OF THE MANAGER AND SUB-ADVISORS
The Manager or Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Account's investment objective and policies. Within the scope of the approved investment program, the Manager or Sub-Advisor advises the Account on its investment policy and determines which securities are bought or sold, and in what amounts.

FEES PAID TO THE MANAGER
The Manager is paid a fee by each Account for its services, which includes any fee paid to the Sub-Advisor. The fee paid by each Account (as a percentage of the average daily net assets) for the fiscal year ended December 31, 2001 was:

      Bond                                  MidCap
      Capital Value                         MidCap Growth
      Equity Growth                         MidCap Growth Equity
      Government Securities                 MidCap Value
      Growth                                Money Market
      International                         Real Estate
      International SmallCap                SmallCap
      LargeCap Blend                        SmallCap Growth
      LargeCap Growth                       SmallCap Value
      LargeCap Value


    * After waiver.


The Fund also entered into an agreement with the Sub-Advisor for the LargeCap Blend and LargeCap Value Accounts which were added to the Fund as of ________________. Under those agreements, the Manager will pay the respective Sub-Advisor as follows (the fees are based on the net asset value of the Account):



LARGECAP BLEND . on the first $75 million of net assets - the fee is 0.35%; next $200 million - 0.25%; next $250 million - 0.20%; and net assets of $525 million
- 0.15%.


LARGECAP VALUE . on the first $10 million of net assets - the fee is 0.60%; next $15 million - 0.50%; next $25 million - 0.40%; next $50 million - 0.30%; next $50 million - 0.25%; next $50 million - 0.225%; and net assets of $200 million - 0.200%. However, during the first six months following the Account's SEC effective date, Bernstein is paid a fee which accrues daily and is paid monthly at an annual rate of 0.47% of the Account's net asset value.

The Fund and the Manager, under an order received from the SEC, may enter into and materially amend agreements with Sub-Advisors without obtaining shareholder approval. For any Account that is relying on that order, the Manager may:
 . hire one or more Sub-Advisors;
 . change Sub-Advisors; and
 . reallocate management fees between itself and Sub-Advisors.

The Manager will continue to have the ultimate responsibility for the investment performance of these Accounts due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination and replacement. No Account will rely on the order until it receives approval from its shareholders or, in the case of a new Account, the Account's sole initial shareholder before the Account is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated Sub-Advisor for an Account that is relying on the order without that agreement, including the compensation to be paid under it, being similarly approved.
The Equity Growth, LargeCap Blend, LargeCap Growth, LargeCap Value, MidCap Growth, MidCap Growth Equity, MidCap Value, SmallCap Growth and SmallCap Value Accounts have received the necessary shareholder approval and intend to rely on the order.

MANAGERS' COMMENTS


Principal Management Corporation and its Sub-Advisors are staffed with investment professionals who manage each individual Account. Comments by these individuals in the following paragraphs summarize in capsule form the general strategy and results of each Account for 2000. The accompanying graphs display results for the past 10 years or the life of the Account, whichever is shorter. Average annual total return figures provided for each Account in the graphs reflect all expenses of the Account and assume all distributions are reinvested at net asset value. Past performance is not predictive of future performance. Returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than original cost.


The various indices included in the following graphs are unmanaged and do not reflect any commissions or fees which would be incurred by an investor purchasing the securities included in the index. Investors cannot invest directly into these or any indices.


MANAGER COMMENTS WILL BE ADDED BY AMENDMENT


IMPORTANT NOTES


LEHMAN BROTHERS AGGREGATE BOND INDEX represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.


LEHMAN BROTHERS MORTGAGE BACKED SECURITIES INDEX is composed of all fixed-rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.



LIPPER BALANCED FUND AVERAGE: . This average consists of funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%. The one-year average currently contains 448 funds.



LIPPER CORPORATE DEBT BBB RATED FUND AVERAGE: . This average consists of funds which invest at least 65% of their assets in corporate and government debt issues rated in the top four grades. The one-year average currently contains 151 funds.



LIPPER EMERGING MARKETS FUND AVERAGE: . This average consists of funds which invest at least 65% of their total assets in emerging market equity securities, where "emerging market" is defined by a country's GNP per capita or other economic measures. The one-year average currently contains 182 funds.



LIPPER INTERNATIONAL FUND AVERAGE: . This average consists of funds which invest in securities primarily traded in markets outside of the United States. The one-year average currently contains 712 funds.



LIPPER INTERNATIONAL SMALL-CAP FUND AVERAGE: . This average consists of funds which invest at least 65% of their assets in equity securities of non-United States companies with market capitalizations less than U.S. $1 billion at the time of purchase. The one-year average currently contains 83 funds.



LIPPER LARGE-CAP GROWTH FUND AVERAGE: . This average consists of funds which invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. The one-year average currently contains 796 funds.



LIPPER LARGE-CAP VALUE FUND AVERAGE: . This average consists of funds which invest at least 75% of their equity assets in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. The one-year average currently contains 273 funds.



LIPPER MID-CAP CORE FUND AVERAGE: . This average consists of funds that invest at least 75% of their equity assets in companies with market capitalizations of less than 300% of the dollar weighted median market capitalization of the S&P Mid-Cap 400 Index. The one-year average currently contains 140 funds.

LIPPER MID-CAP GROWTH FUND AVERAGE: . This average consists of funds which invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. The one-year average currently contains 420 funds.



LIPPER MID-CAP VALUE FUND AVERAGE: . This average consists of funds which invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the S&P Mid-Cap 400 Index. The one-year average currently contains 389 funds



LIPPER REAL ESTATE FUND AVERAGE: . This average consists of funds which invest 65% of their equity portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The one-year average currently contains 138 funds.



LIPPER SMALL-CAP CORE FUND AVERAGE: . This average consists of funds which invest at least 75% of their equity assets in companies with market capitalizations of less than 250% of the dollar-weighted median market capitalization of the S&P Small-Cap 600 Index. The one-year average currently contains 241 funds.



LIPPER SMALL-CAP GROWTH FUND AVERAGE: . This average consists of funds that invest at least 75% of their equity assets in companies with market capitalizations of less than 250% of the dollar weighted median market capitalization of the S&P Small-Cap 600 Index. These funds normally invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in a major unmanaged stock index. The one-year average currently contains 354 funds.



LIPPER SMALL-CAP VALUE FUND AVERAGE: . This average consists of funds that invest at least 75% of their equity assets in companies with market capitalizations of less than 250% of the dollar weighted median market capitalization of the S&P Small-Cap 600 Index. These funds seek long-term growth of capital by investing in companies that are considered to be undervalued relative to a major unmanaged stock index based on price-to-current earnings, book value, asset value, or other factors. The one-year average currently contains 313 funds.



LIPPER U.S. MORTGAGE FUND AVERAGE: . this average consists of mutual funds investing at least 65% of their assets in mortgages/securities issued or guaranteed as to principal and interest by the U.S. Government and certain federal agencies. The one year average currently contains 61 mutual funds.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) INDEX is a stock index designed to measure the investment returns of developed economies outside of North America.


MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALIA AND FAR
EAST) SMALLCAP INDEX is a stock index designed to measure the investment returns small cap companies of developed economies outside of North America.


MORGAN STANLEY REIT INDEX is a total-return index comprised of the most actively traded real estate investment trusts, and is designed to be a measure of real estate equity performance.



MORNINGSTAR FOREIGN STOCK CATEGORY: . Foreign-stock funds can invest in any country outside the United States. Most of these funds divide their assets among a dozen or more developed markets, including Japan, Britain, France, and Germany. They tend to invest the rest in emerging markets such as Hong Kong, Brazil, Mexico and Thailand.



MORNINGSTAR INTERMEDIATE GOVERNMENT BOND CATEGORY: . Intermediate-term government funds devote at least 90% of their bond holdings to government issues. These funds have, on average, durations between 3.5 and six years.



MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY: . Intermediate-term bond funds have average durations that are greater than 3.5 years and less than six years. Most of the funds rotate among a variety of sectors in the bond market, based upon which appear to offer better values.

MORNINGSTAR LARGE BLEND CATEGORY: . Large-cap blend funds focus on big companies that are fairly representative of the overall stock market in both size and price. They tend to invest across the spectrum of U.S. industries and owing to their broad exposure, the funds' returns are often similar to the S&P 500 Index.



MORNINGSTAR LARGE GROWTH CATEGORY: . Large-cap growth funds invest in big companies that are projected to grow faster than the overall stock market. Most of these funds focus on either companies in rapidly expanding industries with a high percentage of sales coming from foreign markets.



MORNINGSTAR LARGE VALUE CATEGORY: . Large-cap value funds focus on big companies that are less expensive than the market as a whole. They often come from the utilities, energy, financial, and cyclical sectors, and many pay dividends. They also generally have more-stable stock prices.



MORNINGSTAR MID-CAP BLEND CATEGORY: . The typical mid-cap blend fund invests in stocks of various sizes and mixed characteristics, giving it a middle-of-the road profile. Most shy away from high-priced growth stocks, but aren't so price-conscious that they land in value territory.



MORNINGSTAR MID-CAP GROWTH CATEGORY: . Some mid-cap growth funds invest in stocks of all sizes, but most focus directly on mid-size companies. Mid-cap growth funds target firms that are projected to grow faster than the overall market, therefore commanding relatively higher prices. Many of these stocks are found in the volatile technology, health-care, and services sectors.



MORNINGSTAR MID-CAP VALUE CATEGORY: . Mid-cap value funds buy stocks mainly of medium-size companies that are cheap relative to their earnings potential.



MORNINGSTAR SMALL BLEND CATEGORY: . Small-cap blend funds favor firms at the smaller end of the market-capitalization range, and are flexible in the types of small caps they buy. They own everything from fairly cheap, out-of-favor stocks to somewhat expensive growth stocks. They thus provide exposure both to traditional value sectors, such as financials and cyclicals, and to growth sectors like technology and health care.



MORNINGSTAR SMALL GROWTH CATEGORY: . Small-cap growth funds focus on stocks at the lower end of the market-capitalization range. These funds tend to favor companies in up-and-coming industries or young firms in their early growth stages and tend to be volatile.



MORNINGSTAR SMALL VALUE CATEGORY: . Small-cap value funds invest in less-popular companies at the smaller end of the size range and may focus on finding temporarily depressed stocks of companies working through business problems.



MORNINGSTAR SPECIALTY - REAL ESTATE CATEGORY: . Specialty real-estate funds invest primarily in real-estate investment trusts (REITs) of various types. The performance of these funds is less connected to the overall market than most other types of stock funds.


RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 1000 VALUE INDEX is an index that measures the performance of those Russell 1000 companies with lower price to book ratios and lower forecasted growth values.


RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.


RUSSELL 2000 INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.

RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


RUSSELL MIDCAP VALUE INDEX is an index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Value index.


S&P 500 INDEX is a market capitalization-weighted index of 500 widely held stocks often used as a proxy for the stock market. It measures the movement of the largest issues. Standard & Poor's chooses the member companies for the 500 based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility and transportation companies.


S&P/BARRA 500 VALUE INDEX is a market capitalization-weighted index of the stocks in the S&P 500 Index having the highest book to price ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.


S&P MIDCAP 400 INDEX includes approximately 10% of the capitalization of U.S. equity securities. These are comprised of stocks in the middle capitalization range. Any mid-sized stocks already included in the S&P 500 are excluded from this index.


S&P SMALLCAP 600 INDEX consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market weighted index (stock price x shares outstanding), with each stock affecting the index in proportion to its market value.

GENERAL INFORMATION ABOUT AN ACCOUNT


ELIGIBLE PURCHASERS
Only certain eligible purchasers may buy shares of the Accounts. Eligible purchasers are limited to 1) separate accounts of Principal Life or of other insurance companies, 2) Principal Life or any of its subsidiaries or affiliates,
3) trustees of other managers of any qualified profit sharing, incentive or bonus plan established by Principal Life or any of its subsidiaries or affiliates for employees of such company, subsidiary or affiliate. Such trustees or managers may buy Account shares only in their capacities as trustees or managers and not for their personal accounts. The Board of Directors of the Fund reserves the right to broaden or limit the designation of eligible purchaser.

Each Account serves as the underlying investment vehicle for variable annuity contracts and variable life insurance policies that are funded through separate accounts established by Principal Life. It is possible that in the future, it may not be advantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Accounts at the same time. Although neither Principal Life nor the Fund currently foresees any such disadvantage, the Fund's Board of Directors monitors events in order to identify any material conflicts between such policy owners and contract holders. Material conflict could result from, for example, 1) changes in state insurance laws, 2) changes in Federal income tax law, 3) changes in the investment management of an Account, or 4) differences in voting instructions between those given by policy owners and those given by contract holders. Should it be necessary, the Board would determine what action, if any, should be taken. Such action could include the sale of Account shares by one or more of the separate accounts which could have adverse consequences.


SHAREHOLDER RIGHTS
The following information applies to each Account of the Principal Variable Contracts Fund, Inc. Each Account share is eligible to vote, either in person or by proxy, at all shareholder meetings for that Account. This includes the right to vote on the election of directors, selection of independent auditors and other matters submitted to meetings of shareholders of the Account. Each share has equal rights with every other share of the Account as to dividends, earnings, voting, assets and redemption. Shares are fully paid, non-assessable and have no preemptive or conversion rights. Shares of an Account are issued as full or fractional shares. Each fractional share has proportionately the same rights including voting as are provided for a full share. Shareholders of the Fund may remove any director with or without cause by the vote of a majority of the votes entitled to be case at a meeting of all Account shareholders.

The bylaws of the Fund provide that the Board of Directors of the Fund may increase or decrease the aggregate number of shares that the Fund has the authority to issue, without a shareholder vote.


The bylaws of the Fund also provide that the Fund does not need to hold an annual meeting of shareholders unless one of the following is required to be acted upon by shareholders under the Investment Company Act of 1940: election of directors; approval of an investment advisory agreement; ratification of the selection of independent auditors; and approval of the distribution agreement. The Fund intends to hold shareholder meetings only when required by law and at such other times when the Board of Directors deems it to be appropriate.


Shareholder inquiries should be directed to: Principal Variable Contracts Fund, Inc., Principal Financial Group, Des Moines, Iowa 50392-0200.


NON-CUMULATIVE VOTING
The Fund's shares have non-cumulative voting rights. This means that the holders of more than 50% if the shares voting for the election of directors of the Fund can elect 100% of the directors if they choose to do so. In such event, the holders of the remaining shares voting for the election of directors will not be able to elect any directors.

Principal Life votes each Account's shares allocated to each of its separate accounts registered under the Investment Company Act of 1940 and attributable to variable annuity contracts or variable life insurance policies participating in the separate accounts. The shares are voted in accordance with instructions received from contract holders, policy owners, participants and annuitants. Other shares of each Account held by each separate account, including shares for which no timely voting instructions are received, are voted in proportion to the instructions that are received with respect to contracts or policies participating that separate account. Shares of each of the Accounts held in the general account of Principal Life or in the unregistered separate accounts are voted in proportion to the instructions that are received with respect to contracts and policies participating in its registered and unregistered separate accounts. If Principal Life determines, under applicable law, that an Account's shares held in one or more separate accounts or in its general account need not be voted according to the instructions that are received, it may vote those Account shares in its own right.


PURCHASE OF ACCOUNT SHARES
Shares are purchased from Princor Financial Services Corporation, the Fund's principal underwriter. There are no sales charges on shares of the Accounts. There are no restrictions on amounts to be invested in shares of the Accounts.

Shareholder accounts for each Account are maintained under an open account system. Under this system, an account is opened and maintained for each investor. Each investment is confirmed by sending the investor a statement of account showing the current purchase and the total number of shares owned. The statement of account is treated by each Account as evidence of ownership of Account shares. Share certificates are not issued.


SALE OF ACCOUNT SHARES
This section applies to eligible purchasers other than the separate accounts of Principal Life and its subsidiaries.

Each Account sells its shares upon request. There is no charge for the sale. A shareholder sends a written request to the Account requesting the sale of any part or all of the shares. The letter must be signed exactly as the account is registered. If payment is to be made to the registered shareholder or joint shareholder, the Account does not require a signature guarantee. If payment is to be made to another party, the shareholder's signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan association, national securities exchange member or brokerage firm. Shares are redeemed at the net asset value per share next computed after the request is received by the Account in proper and complete form.


Sales proceeds are generally sent within three business days after the request is received in proper form. However, the right to sell shares may be suspended during any period when 1) trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or 2) an emergency exists, as determined by the SEC, as a result of which a) disposal by a fund of securities owned by it is not reasonably practicable, b) it is not reasonably practicable for a fund to fairly determine the value of its net assets, or c) the SEC permits suspension for the protection of security holders.


If payments are delayed and the instruction is not canceled by the shareholder's written instruction, the amount of the transaction is determined as of the first valuation date following the expiration of the permitted delay. The transaction occurs within five days thereafter.


In addition, payments on surrenders attributable to a premium payment made by check may be delayed up to 15 days. This permits payment to be collected on the check.


RESTRICTED TRANSFERS
Shares of each of the Accounts may be transferred to an eligible purchaser. However, if an Account is requested to transfer shares to other than an eligible purchaser, the Account has the right, at its election, to purchase the shares at the net asset value next calculated after the receipt of the transfer request. However, the Account must give written notification to the transferee(s) of the shares of the election to buy the shares within seven days of the request. Settlement for the shares shall be made within the seven-day period.

FINANCIAL STATEMENTS
You will receive an annual financial statement for the Fund, examined by the Fund's independent auditors, Ernst & Young LLP. That report is a part of this prospectus. You will also receive a semiannual financial statement that is unaudited.

FINANCIAL HIGHLIGHTS

The following financial highlights are derived from financial statements that were audited by Ernst & Young LLP.

FINANCIAL HIGHLIGHTS WILL BE ADDED BY AMENDMENT

ADDITIONAL INFORMATION


Additional information about the Fund is available in the Statement of Additional Information dated May 1, 2002 and which is part of this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semiannual report to shareholders.The Statement of Additional Information can be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

Information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Fund are available on the Commission's internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.

The U.S. Government does not insure or guarantee an investment in any of the Accounts. There can be no assurance that the Money Market Account will be able to maintain a stable share price of $1.00 per share.


Shares of the Accounts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Accounts federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

           Principal Variable Contracts Fund, Inc. SEC File 811-01944

                    PRINCIPAL VARIABLE CONTRACTS FUND, INC.


                      STATEMENT OF ADDITIONAL INFORMATION






                               dated May 1, 2002


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. The Fund's prospectuses, dated May 1, 2002, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.


The audited financial statements and auditor's report in the Fund's Annual Report to Shareholders, for the fiscal year ended December 31, 2001, are incorporated by reference (are legally a part of this SAI).


For a free copy of the current prospectus or annual report, call 1-800-247-4123 or write:

   Principal Variable Contracts Fund, Inc.
   Principal Financial Group
   Des Moines IA 50392-0200

FUND HISTORY


The Principal Variable Contracts Fund is a registered, open-end management investment company, commonly called a mutual fund. It was organized on May 27, 1997 as a Maryland corporation. On December 31, 1997, certain Funds sponsored by Principal Life Insurance Company ("Principal Life") were reorganized into Accounts of the Fund. The new Account adopted the assets and liabilities of a corresponding Fund. The old Fund names, their dates of incorporation and the corresponding Account are shown below:

   FUND                                             ACCOUNT
   ----                                             -------
   Principal Aggressive Growth Fund, Inc. (August
   20, 1993)                                        Equity Growth
   Principal Asset Allocation Fund, Inc. (August
   20, 1993)                                        Asset Allocation
   Principal Balanced Fund, Inc. (November 26,
   1986)                                            Balanced
   Principal Bond Fund, Inc. (November 26, 1986)    Bond
   Principal Capital Accumulation Fund, Inc. (May
   26, 1989)
      (effective November 1, 1989 succeeded to
   the business of a
      predecessor Fund that had been incorporated
   in Delaware
      February 26, 1969)                            Capital Value
   Principal Emerging Growth Fund, Inc. (February
   20, 1987)                                        MidCap
   Principal Government Securities Fund, Inc.
   (June 7, 1985)                                   Government Securities
   Principal Growth Fund, Inc. (August 20, 1993)    Growth
   Principal High Yield Fund, Inc. (December 12,
   1986)                                            High Yield
   Principal Money Market Fund, Inc. (June 10,
   1982)                                            Money Market
   Principal World Fund, Inc. (August 20, 1993)     International



On February 13, 1998, the Articles of Incorporation were amended to add the following Accounts: International SmallCap; MicroCap; MidCap Growth; Real Estate; SmallCap; SmallCap Growth; SmallCap Value and Utilities. The Amendment dated February 1, 1999 added the following Accounts: Blue Chip; LargeCap Growth; MidCap Value and Stock Index 500. The Amendment dated July 27, 2000 added Accounts (International Emerging Markets, LargeCap Growth Equity and MidCap Growth Equity) and changed the name of the Stock Index 500 Account to the LargeCap Stock Index Account. On April 6, 2001, an Amendment was filed to change the name of the Aggressive Growth Account to the Equity Growth Account. An Amendment dated January 29, 2002 added the LargeCap Blend and LargeCap Value Accounts.


Principal Management Corporation is the Manager of the Fund.


DESCRIPTION OF THE FUND'S INVESTMENTS AND RISKS


FUND POLICIES
The investment objectives, principal investment policies and the main risks of each Account are described in the Prospectus. This Statement of Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities the Manager or Sub-Advisor can select for each Account. Additional information is also provided about the strategies that the Account may use to try to achieve its objective.

The composition of each Account and the techniques and strategies that the Manager or Sub-Advisor may use in selecting securities will vary over time. An Account is not required to use all of the investment techniques and strategies available to it in seeking its goals.


Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.


Except as described below as "Fundamental Restrictions," the investment policies described in this SAI and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Account. The Investment Company Act of 1940, as amended ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of an Account means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares, or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Account shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately.


FUND INVESTMENT LIMITATIONS
Asset Allocation Account, Balanced Account, Equity Growth Account, Growth Account, International Account and MidCap Account

Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Accounts is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Account or the Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

 3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

 4) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Account's total assets at the time of the borrowing. The Balanced Account may borrow only from banks.

 6) Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

 7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of each Account.

 8) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 9) Concentrate its investments in any particular industry or industries, except that the Account may invest not more than 25% of the value of its total assets in a single industry.

 10) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

 11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Account may invest in securities of issuers that invest in or sponsor such programs.

Non-Fundamental Restrictions
----------------------------
Each of these Accounts has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

 1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market, including all covered spread options and the assets used as cover for any options written in the Over-the-Counter market are included as part of this 15% limitation.


 2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. The 2% limitation for the International Account does not apply to warrants listed on the Toronto Stock Exchange or the Chicago Board Options Exchange.

 3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Account's investments in all such issuers to exceed 5% of the value of its total assets.

 4) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

 5) Invest in companies for the purpose of exercising control or management.

 6) Invest more than 10% (25% for the Equity Growth Account) of its total assets in securities of foreign issuers. This restriction does not pertain to the International Account or the Asset Allocation Account.

 7) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes, not for speculation.

 8) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

 9) Invest in arbitrage transactions.

 10) Invest in real estate limited partnership interests.

 11) Acquire securities of other investment companies, except as permitted by the 1940 Act, as amended, or any rule, order or interpretation thereunder, or in connection with a merger, consolation, reorganization, acquisition of assets or an offer of exchange. The Account may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

The Equity Growth and MidCap Accounts have each adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Account. The Account will provide 60-days notice to shareholders prior to implementing a change in this policy for the Account.


Capital Value Account


Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Account is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in any one industry.

 2) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations shall apply only with respect to 75% of the Account's total assets.

 3) Underwrite securities of other issuers, except that the Account may acquire portfolio securities under circumstances where if sold the Account might be deemed an underwriter for purposes of the Securities Act of 1933.

 4) Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if the purchase would cause the value of the Account's aggregate investments in all such companies to exceed 5% of the Account's total assets.

 5) Engage in the purchase and sale of illiquid interests in real estate. For this purpose, readily marketable interests in real estate investment trusts are not interests in real estate.

 6) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

 7) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or the Manager owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

 8) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

 9) Invest in companies for the purpose of exercising control or management.

 10) Invest more than 5% of its assets at the time of purchase in rights and warrants (other than those that have been acquired in units or attached to other securities).

 11) Invest more than 20% of its total assets in securities of foreign issuers.

 12) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

In addition:


 13) The Account may not make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

 14) The Account does not propose to borrow money except for temporary or emergency purposes from banks in an amount not to exceed the lesser of a) 5% of the value of the Account's assets, less liabilities other than such borrowings, or b) 10% of the Account's assets taken at cost at the time such borrowing is made. The Account may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 15% of the gross assets taken at cost. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

 15) It is contrary to the Account's present policy to purchase warrants in excess of 5% of its total assets of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

Non-Fundamental Restrictions
----------------------------
The Account has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Account's present policy to:

 1) Invest its assets in the securities of any investment company except that the Account may invest not more than 10% of its assets in securities of other investment companies, invest not more than 5% of its total assets in the securities of any one investment company, or acquire not more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization, and the Account may purchase securities of closed-end companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.


 2) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreement maturing in more than seven days.

 3) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes, not for speculation.

 4) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

International SmallCap Account, MicroCap Account, MidCap Growth Account, Real Estate Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account and Utilities Account


Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Accounts is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act, as amended. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts and options on such contracts.

 3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 4) Borrow money, except it may a) borrow from banks (as defined in the 1940 Act, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33/1//3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and d) purchase securities on margin to the extent permitted by applicable law. In addition, the MicroCap Account may engage in transactions in mortgage dollar rolls which are accounted for as financings.

 5) Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

 6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of each Account.

 7) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 8) Concentrate its investments in any particular industry, except that the Account may invest not more than 25% of the value of its total assets in a single industry.

  However, the Real Estate Account may not invest less than 25% of its total assets in securities of companies in the real estate industry, and the Utilities Account may not invest less than 25% of its total assets in securities of companies in the public utilities industry except that each may, for temporary defensive purposes, place all of its assets in cash, cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes, U.S. government securities, and preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.


 9) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except to the extent permitted by applicable law and except that the Account may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

Non-Fundamental Restrictions
----------------------------
Each of these Accounts has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

 1) Invest more than 15% of its total assets in illiquid securities and in repurchase agreements maturing in more than seven days.


 2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

 3) Invest in companies for the purpose of exercising control or management.

 4) Invest more than 25% (20% for each of the SmallCap and Utilities Accounts, 10% for each of the MidCap Growth and SmallCap Value Accounts) of its total assets in securities of foreign issuers. This restriction does not apply to the International SmallCap Account.

 5) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

 6) Invest in real estate limited partnership interests or real estate investment trusts except that this restriction shall not apply to either the MicroCap or Real Estate Accounts.

 7) Acquire securities of other investment companies, except as permitted by the 1940 Act, as amended or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange. The Account may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Each Account has also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Account. The Account will provide 60-days notice to shareholders prior to implementing a change in this policy for the Account.


Blue Chip Account, International Emerging Markets Account, LargeCap Blend Account, LargeCap Growth Account, LargeCap Growth Equity Account, LargeCap Stock Index Account, LargeCap Value Account, MidCap Growth Equity Account and MidCap Value Account

Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Accounts is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act, as amended. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts and options on such contracts, swaps and securities backed by physical commodities.

 3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 4) Borrow money, except it may a) borrow from banks (as defined in the 1940 Act, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33/1//3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and d) purchase securities on margin to the extent permitted by applicable law.

 5) Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

 6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of each Account. This restriction does not apply to the LargeCap Growth Equity Account as this Account is not intended to qualify as a diversified management investment company as defined by the 1940 Act.

 7) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 8) Concentrate its investments in any particular industry, except that the Account may invest not more than 25% of the value of its total assets in a single industry, provided that, when the Account has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This restriction applies to the LargeCap Stock Index Account except to the extent that the Standard & Poor's 500 Index also is so concentrated.

 9) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except to the extent permitted by applicable law and except that the Account may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

Non-Fundamental Restrictions
----------------------------
Each of these Accounts has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

 1) Invest more than 15% of its total assets in illiquid securities and in repurchase agreements maturing in more than seven days.


 2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

 3) Invest in companies for the purpose of exercising control or management.

 4) Invest more than 25% (20% for the Blue Chip Account, 10% for the LargeCap Stock Index and MidCap Growth Equity Accounts) of its total assets in securities of foreign issuers. This restriction does not apply to the International Emerging Markets Account.

 5) Enter into a) any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of an Account's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and b) any futures contracts if the aggregate amount of such Account's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

 6) Invest in real estate limited partnership interests or real estate investment trusts except that this restriction shall not apply to the LargeCap Growth, MidCap Growth Equity or MidCap Value Accounts.

 7) Acquire securities of other investment companies, except as permitted by the 1940 Act, as amended or any rule, order or interpretation thereunder, or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange. The Account may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Each Account has also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Account. The Account will provide 60-days notice to shareholders prior to implementing a change in this policy for the Account.


Bond Account and High Yield Account


Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Accounts is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Account or the Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

 3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

 4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

 5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Account's total assets at the time of the borrowing. The Bond Account and High Yield Account may borrow only from banks.

 6) Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

 7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations shall apply only with respect to 75% of the total assets of each Account.

 8) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 9) Concentrate its investments in any particular industry or industries, except that the Bond Account and High Yield Account each may invest not more than 25% of the value of its total assets in a single industry.

 10) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

 11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Account may invest in securities of issuers which invest in or sponsor such programs.

Non-Fundamental Restrictions
----------------------------
Each of these Accounts has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

 1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market, including all covered spread options and the assets used as cover for any options written in the Over-the-Counter market are included as part of this 15% limitation.


 2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

 3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Account's investments in all such issuers to exceed 5% of the value of its total assets.

 4) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization or by purchase in the open market of securities of closed-end companies where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved, and if immediately thereafter not more than 10% of the value of the Account's total assets would be invested in such securities.

 5) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

 6) Invest in companies for the purpose of exercising control or management.

 7) Invest more than 20% of its total assets in securities of foreign issuers.

 8) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

 9) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

 10) Invest in arbitrage transactions.

 11) Invest in real estate limited partnership interests.

Each Account has also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Account. The Account will provide 60-days notice to shareholders prior to implementing a change in this policy for the Account.


Government Securities Account


Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Account is a matter of fundamental policy and may not be changed without shareholder approval. The Account may not:

 1) Issue any senior securities as defined in the Act except insofar as the Account may be deemed to have issued a senior security by reason of a) purchasing any securities on a standby, when-issued or delayed delivery basis; or b) borrowing money in accordance with restrictions described below.


 2) Purchase any securities other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, except that the Account may maintain reasonable amounts in cash or commercial paper or purchase short-term debt securities not issued or guaranteed by the U.S. Government or its agencies or instrumentalities for daily cash management purposes or pending selection of particular long-term investments.

 3) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of GNMA certificates held in its portfolio.

 4) Engage in the purchase and sale of interests in real estate, including interests in real estate investment trusts (although it will invest in securities secured by real estate or interests therein, such as mortgage-backed securities) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

 5) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or the Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

 6) Sell securities short or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

 7) Invest in companies for the purpose of exercising control or management.

 8) Make loans, except that the Account may purchase or hold debt obligations in accordance with the investment restrictions set forth in paragraph (2) and may enter into repurchase agreements for such securities, and may lend its portfolio securities without limitation against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.

 9) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Account's total assets at the time of the borrowing.

 10) Enter into repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the value of the Account's total assets would be invested in such repurchase agreements and other assets without readily available market quotations.

 11) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts.

 12) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

Non-Fundamental Restrictions
----------------------------
The Account has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Account's present policy to:

 1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on future contracts are not deemed to be pledges or other encumbrances.


 2) Invest its assets in the securities of any investment company except that the Account may invest not more than 10% of its assets in securities of other investment companies, invest not more than 5% of its total assets in the securities of any one investment company, or acquire not more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization, and the Account may purchase securities of closed-end companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

The Account has also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Account. The Account will provide 60-days notice to shareholders prior to implementing a change in this policy for the Account.


Money Market Account


Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Account is a matter of fundamental policy and may not be changed without shareholder approval. The Account may not:

 1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in securities of issuers having their principal activities in any one industry, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or obligations of domestic branches of U.S. banks and savings institutions. (See "Bank Obligations").


 2) Purchase the securities of any issuer if the purchase will cause more than 25% of the value of its total assets to be invested in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

 3) Purchase the securities of any issuer if the purchase will cause more than 10% of the outstanding voting securities of the issuer to be held by the Account (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

 4) Invest a greater percentage of its total assets in securities not readily marketable than is allowed by federal securities rules or interpretations.

 5) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

 6) Purchase securities of any company with a record of less than 3 years continuous operation (including that of predecessors) if the purchase would cause the value of the Account's aggregate investments in all such companies to exceed 5% of the value of the Account's total assets.

 7) Engage in the purchase and sale of illiquid interests in real estate, including interests in real estate investment trusts (although it may invest in securities secured by real estate or interests therein) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

 8) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or the Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

 9) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Account will not issue or acquire put and call options, straddles or spreads or any combination thereof.

 10) Invest in companies for the purpose of exercising control or management.

 11) Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

 12) Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not to exceed the lesser of
  a) 5% of the value of the Account's assets, or b) 10% of the value of the Account's net assets taken at cost at the time such borrowing is made. The Account will not issue senior securities except in connection with such borrowings. The Account may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 10% of the net assets.

 13) Invest in uncertificated time deposits maturing in more than seven days; uncertificated time deposits maturing from two business days through seven calendar days may not exceed 10% of the value of the Account's total assets.

 14) Enter into repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the value of the Account's total assets would be invested in such repurchase agreements and other assets (excluding time deposits) without readily available market quotations.

Non-Fundamental Restrictions
----------------------------
The Account has adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Account's present policy to: invest its assets in the securities of any investment company except that the Account may invest not more than 10% of its assets in securities of other investment companies, invest not more than 5% of its total assets in the securities of any one investment company, or acquire not more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation, or plan of reorganization, and the Account may purchase securities of closed-end companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

The Account has also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Account. The Account will provide 60-days notice to shareholders prior to implementing a change in this policy for the Account.


SECURITY SELECTION
Asset Allocation and Equity Growth
----------------------------------
Morgan Stanley Asset Management ("Morgan Stanley") follows a flexible investment program in looking for companies with above average capital appreciation potential. Morgan Stanley focuses on companies with consistent or rising earnings growth records and compelling business strategies. Morgan Stanley continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, Morgan Stanley closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations. In its selection of securities for the Asset Allocation and Equity Growth, Morgan Stanley considers valuation to be of secondary importance and viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

LargeCap Growth Account Account
-------------------------------
Janus Capital Corporation ("Janus") uses a bottom-up approach in building its portfolio that seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Although themes may emerge in the Account, securities are generally selected without regard to any defined industry sector or other similarly defined selection procedure.

LargeCap Growth Equity Account
------------------------------
Duncan-Hurst Capital Management Inc. ("Duncan-Hurst") follows a flexible investment program in looking for companies with above average capital appreciation potential. Duncan-Hurst focuses on companies with consistent or rising earnings growth records and compelling business strategies. Duncan-Hurst continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In addition, Duncan-Hurst closely monitors analysts' expectations to identify issuers that have the potential for positive earnings surprises versus consensus expectations.

LargeCap Stock Index
--------------------
Invista Capital Management, LLC ("Invista") allocates Fund assets in approximately the same weightings as the relevant index. Invista may omit or remove any stock from the Fund if it determines that the stock is not sufficiently liquid. In addition, Invista may exclude or remove a stock from the Fund if extraordinary events or financial conditions lead it to believe that such stock should not be a part of the Fund's assets. Fund assets may be invested in futures and options.

MicroCap Account Account
------------------------
Goldman Sachs Asset Management, a business unit of the Investment Management Division of Goldman, Sachs & Co. ("Goldman Sachs") selects securities that it believes are well-managed businesses that have the potential to achieve high or improving returns on capital and/or above-average sustainable growth. Goldman Sachs invests in companies that have value characteristics as well as those with growth characteristics with no consistent preference between the two categories.

MidCap Growth Account Account
-----------------------------
Dreyfus Corporation ("Dreyfus") uses valuations models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings growth momentum measures and higher expected earnings per share growth. Once such common stocks are identified, Dreyfus, constructs a portfolio that in the aggregate breakdown and risk profile resembles the Standard and Poor's MidCap 400 Index, but is weighted toward the most attractive stocks. The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy", "sell" or "hold." The decision to buy, sell or hold is made by Dreyfus based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security.

MidCap Growth Equity Account
----------------------------
Turner Investment Partners, Inc. ("Turner") selects securities that it believes to have strong earnings growth potential. Turner seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell MidCap Growth Index (or such other appropriate index selected by Turner). Any remaining assets may be invested in securities issued by smaller capitalization companies and larger capitalization companies, warrants and rights to purchase common stocks, and it may invest to 10% of its total assets in ADRs. Turner will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

SmallCap Value Account Account
------------------------------
J.P. Morgan Investment Management Inc. ("Morgan") uses fundamental research, systematic stock valuation and a disciplined portfolio construction process. Morgan seeks to enhance returns and reduce the volatility in the value of the Account relative to that of the U.S. small company value universe. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable characteristics. Such characteristics include significant and predictable cash flow and high quality management. Based on fundamental research and using a dividend discount model. Morgan ranks these companies within economic sectors according to their relative values. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.

Selections of equity securities for the other Accounts (except the SmallCap Growth and MidCap Value Accounts) are made based on an approach described broadly as "company-by-company" fundamental analysis. Three basic steps are involved in this analysis.
 . First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years.
 . Second, given some conviction as to the likely economic climate, the Manager or Sub-Advisor attempts to identify the prospects for the major industrial, commercial and financial segments of the economy. By looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, the Manager or Sub-Advisor evaluates the prospects for each industry for the near and intermediate term.
 . Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are evaluated in relation to the current price of the securities of each company.

SmallCap Growth Account and MidCap Value Account Accounts
---------------------------------------------------------
Berger LLC ("Berger"), the Sub-Advisor for the SmallCap Growth Account, selects equity securities using the same three basic steps. Their process is often referred to as "bottom-up" fundamental analysis. Neuberger Berman Management Inc. ("Neuberger Berman"), Sub-Advisor for the MidCap Value Account primarily uses a bottom-up approach although a limited top-down analysis will be used as well.

INVESTMENT STRATEGIES AND RISKS
Restricted Securities
---------------------
Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, an Account may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Account may be permitted to sell a security. If, during such a period, adverse market conditions were to develop, the Account might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Accounts (except the Government Securities and Money Market Accounts) has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities to 15%of its net assets. The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.


Foreign Securities
------------------
Each of the following Accounts may invest in foreign securities to the indicated percentage of its assets:
 . 100% - Asset, International, International Emerging Markets and International
  SmallCap
 . 25% - Equity Growth, LargeCap Growth, LargeCap Growth Equity, MicroCap, Real
  Estate and SmallCap Growth
 . 20% - Blue Chip, Bond, Capital Value, High Yield, SmallCap and Utilities
 . 10% - Balanced, Growth, LargeCap Stock Index, MidCap, MidCap Growth, MidCap
  Growth Equity, MidCap Value and SmallCap Value

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Account seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Account assets is not invested and are earning no return. If an Account is unable to make intended security purchases due to settlement problems, the Account may miss attractive investment opportunities. In addition, an Account may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect an Account's investments in those countries. In addition, an Account may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for an Account. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Account investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Accounts intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which an Account has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of an Account's portfolio. The Account may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
 . increased social, political and economic instability;
 . a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
 . lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
 . foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
 . relatively new capital market structure or market-oriented economy;
 . the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
 . restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
 . possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. An Account could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

Depositary Receipts
-------------------
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Accounts that may invest in foreign securities may invest in:
 . American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
 . European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")
  - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.


Securities of Smaller Companies
-------------------------------
The Accounts may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant factors within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Account that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of an Account that invests solely in larger company stocks.

Unseasoned Issuers
------------------
The Accounts may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures
------------------------------------------------------------------------------
Contracts and Options on Futures Contracts
------------------------------------------
The Accounts may each engage in the practices described under this heading.

 . Spread Transactions. Each Account may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Account the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Account does not own, but which is used as a benchmark. The risk to the Account in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Account against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in a segregated account by each Account's custodian. The Accounts do not consider a security covered by a spread option to be "pledged" as that term is used in the Account's policy limiting the pledging or mortgaging of assets.


 . Options on Securities and Securities Indices. Each Account may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Account invests. The Accounts may write call and put options to generate additional revenue, and may write and purchase call and put options in seeking to hedge against a decline in the value of securities owned or an increase in the price of securities which the Account plans to purchase.

  . Writing Covered Call and Put Options. When an Account writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When an Account writes a put option, it gives the purchaser of the option the right to sell to the Account a specific security at a specified price at any time before the option expires. In both situations, the Account receives a premium from the purchaser of the option.


    The premium received by an Account reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Account if the option expires unexercised or is closed out at a profit. By writing a call, an Account limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, an Account assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.


    The Accounts write only covered options and comply with applicable regulatory and exchange cover requirements. The Accounts usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Account deposits and maintains with its custodian cash or other liquid assets with a value at least equal to the exercise price of the option.


    Once an Account has written an option, it may terminate its obligation before the option is exercised. The Account executes a closing transaction by purchasing an option of the same series as the option previously written. The Account has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

  . Purchasing Call and Put Options. When an Account purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. An Account purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Account is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid and transaction costs.


    When an Account purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. An Account purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Account is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.


    Once an Account purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Account has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

    None of the Accounts will invest more than 5% of its assets in the purchase of call and put options on individual securities, securities indices and financial futures contracts.

  . Options on Securities Indices. Each Account may purchase and sell put and call options on any securities index based on securities in which the Account may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Accounts engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When an Account writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Manager or Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

  . Risks Associated with Options Transactions. An options position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Accounts generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If an Account is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If an Account is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. An Account's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.


 . Futures Contracts and Options on Futures Contracts. Each Account may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission ("CFTC"). Through the purchase and sale of futures contracts and related options, an Account seeks to hedge against a decline in securities owned by the Account or an increase in the price of securities that the Account plans to purchase. The Equity Growth Account may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in equity securities and to keep substantially all of its assets exposed to the market.

  . Futures Contracts. When an Account sells a futures contract based on a financial instrument, the Account is obligated to deliver that kind of instrument at a specified future time for a specified price. When an Account purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Account realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Accounts usually liquidate futures contracts on financial instruments in this manner, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.


    A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).


    When a futures contract is purchased or sold a brokerage commission is paid. Unlike the purchase or sale of a security or option, no price or premium is paid or received. Instead, an amount of cash or other liquid assets (generally about 5% of the contract amount) is deposited by the Account with its custodian for the benefit of the futures commission merchant through which the Account engages in the transaction. This amount is known as "initial margin." It does not involve the borrowing of funds by the Account to finance the transaction. It instead represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. It is returned to the Account upon termination of the futures contract if all the Account's contractual obligations have been satisfied.


    Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Account realizes a loss or gain.


    In using futures contracts, the Account seeks to establish more certainly than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Account proposes to acquire. An Account, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Account's debt securities decline in value and thereby keep the Account's net asset value from declining as much as it otherwise would. An Account also sells futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When an Account is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, an Account purchases futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

  . Options on Futures Contracts. The Accounts may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.


    Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if an Account anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.


    If an Account purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Account is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.


    When an Account writes an option on a futures contract, the premium paid by the purchaser is deposited with the Account's custodian. The Account must maintain with its custodian all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the broker, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Account if the option is exercised.

  . Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. An Account's successful use of futures contracts is subject to the ability of the Manager or Sub-Advisor to predict correctly the factors affecting the market values of the Account's portfolio securities. For example, if an Account is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Account and the prices of those debt securities instead increases, the Account loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Account, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.


    Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Account enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Account continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Account has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Account may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Account's ability effectively to hedge its portfolio.


    Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

  . Limitations on the Use of Futures and Options on Futures Contracts. Each
    Account intends to come within an exclusion from the definition of "commodity pool operator" provided by CFTC regulations by complying with certain limitations on the use of futures and related options prescribed by those regulations.


    None of the Accounts will purchase or sell futures contracts or options thereon for non-bona fide hedging purposes if immediately thereafter the aggregate initial margin and premiums exceed 5% of the fair market value of the Account's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (except that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount generally may be excluded in computing the 5%).


    The Accounts may enter into futures contracts and related options transactions only for bona fide hedging purposes as permitted by the CFTC and for other appropriate risk management purposes, if any, which the CFTC deems appropriate for mutual funds excluded from the regulations governing commodity pool operators, and to a limited extent to enhance returns. The Accounts (other than Equity Growth) are not permitted to engage in speculative futures trading. Each Account determines that the price fluctuations in the futures contracts and options on futures used for hedging or risk management purposes are substantially related to price fluctuations in securities held by the Account or which it expects to purchase. In pursuing traditional hedging activities, each Account may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Account owns. Each Account may purchase futures contracts or calls on futures contracts to protect the Account against an increase in the price of securities the Account intends to purchase before it is in a position to do so.


    When an Account purchases a futures contract, or purchases a call option on a futures contract, it places any asset, including equity securities and non-investment grade debt in a segregated account, so long as the asset is liquid and marked to the market daily. The amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.


    The Accounts do not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options plus or minus the unrealized gain or loss on those open positions, adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (i.e., the Beta volatility factor). To the extent an Account writes call options on specific securities in that portion of its portfolio, the value of those securities is deducted from the current market value of that portion of the securities portfolio. If this limitation is exceeded at any time, the Account takes prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.


Forward Foreign Currency Exchange Contracts
-------------------------------------------
The Accounts (except the Government Securities and Money Market) may, but are not obligated to, enter into forward foreign currency exchange contracts to hedge the value of portfolio securities denominated in or exposed to foreign currencies. The MidCap Value Account may also engage in foreign currency exchange transactions on a spot basis. Currency transactions include forward currency contracts, exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which an Account is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, an Account may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated. At times, an Account may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.


An Account sets up a separate account with the Custodian to place foreign securities denominated in the currency for which the Account has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.


Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to an Account if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that an Account is engaging in proxy hedging.

Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to an Account if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Account has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.


Repurchase and Reverse Repurchase Agreements
--------------------------------------------
The Accounts may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, an Account purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause an Account to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, an Account may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Account to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Manager or Sub-Advisor.

An Account may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, an Account sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, an Account will maintain cash and appropriate liquid assets in a custodial account to cover its obligation under the agreement. The Account will enter into reverse repurchase agreements only with parties that the Manager or Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Account, although the Account's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


The MicroCap Account (together with other registered investment companies having management agreements with Goldman Sachs or its affiliates) may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements. The LargeCap Growth Account (together with other registered investment companies having management agreements with Janus or its affiliates) may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which will be invested in one or more repurchase agreements.


Securities Lending
------------------
All Accounts may lend their portfolio securities. None of the Accounts will lend its portfolio securities if as a result the aggregate of such loans made by the Account would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Account and is maintained each business day. While such securities are on loan, the borrower pays the Account any income accruing thereon. The Account may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Account and its shareholders. An Account pays reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. An Account does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

When-Issued and Delayed Delivery Securities
-------------------------------------------
Each of the Accounts may from time to time purchase securities on a when-issued basis and may purchase or sell securities on a delayed delivery basis. The price of such a transaction is fixed at the time of the commitment, but delivery and payment take place on a later settlement date, which may be a month or more after the date of the commitment. No interest accrues to the purchaser during this period. The securities are subject to market fluctuations that involve the risk for the purchaser that yields available in the market at the time of delivery are higher than those obtained in the transaction. Each Account only purchases securities on a when-issued or delayed delivery basis with the intention of acquiring the securities. However, an Account may sell the securities before the settlement date, if such action is deemed advisable. At the time an Account commits to purchase securities on a when-issued or delayed delivery basis, it records the transaction and reflects the value of the securities in determining its net asset value. Each Account also establishes a segregated account with its custodian bank in which it maintains cash or other liquid assets equal in value to the Account's commitments for when-issued or delayed delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on an Account's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly limit the extent to which the Account may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of an Account's total assets that may be committed to transactions in such agreements.

Money Market Instruments/Temporary Defensive Position
-----------------------------------------------------
The Money Market Account invests all of its available assets in money market instruments maturing in 397 days or less. In addition, each Account may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity or in adverse market conditions. For this purpose, money market instruments include:

The types of money market instruments that the Accounts may purchase are described below:


 . U.S. Government Securities - Securities issued or guaranteed by the U.S.
  Government, including treasury bills, notes and bonds.

 . U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.
  . U.S. agency obligations include, but are not limited to, the Bank for
    Cooperatives, Federal Home Loan Banks and Federal Intermediate Credit Banks. . U.S. instrumentality obligations include, but are not limited to, the
    Export-Import Bank, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.

 . Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Manager or Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Account may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

  Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose an Account to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. An Account only buys short-term instruments where the risks of adverse governmental action are believed by the Manager or Sub-Advisor to be minimal. An Account considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Account. An Account may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.


  A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, an Account occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.


 . Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.


 . Short-term Corporate Debt - Corporate notes, bonds and debentures that at the time of purchase have 397 days or less remaining to maturity.


 . Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.


 . Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.


The ratings of nationally recognized statistical rating organization (NRSRO), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Manager or Sub-Advisor further evaluates these securities.


INDUSTRY CONCENTRATIONS
Each of the Accounts, except the Real Estate and Utilities Accounts, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The LargeCap Stock Index Account may concentrate its investments in a particular industry only to the extent that the S&P 500 Index is concentrated. For purposes of applying the LargeCap Growth Equity and SmallCap Growth Accounts' industry concentration restrictions, the Accounts use the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neill & Co., Incorporated. The LargeCap Growth Account uses Bloomberg L.P. industry classifications. The other Accounts use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission."

PORTFOLIO TURNOVER
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year. The portfolio turnover rate for each Account (except the Money Market Account) is shown in the Financial Highlights section of the prospectus.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.


Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.


Higher portfolio turnover rates generally increase transaction costs that are expenses of the portfolio. Active trading may generate short-term gains (losses) for taxable shareholders.


MANAGEMENT


BOARD OF DIRECTORS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Other than serving as Directors, most of the Board members have no affiliation with the Fund or service providers.

MANAGEMENT INFORMATION
The name, tenure in office, address and date of birth of the officers and Board members are shown below. Each person also has the same position with the Principal Investors Fund, Inc. and the Principal Mutual Funds that are also sponsored by Principal Life. Unless an address is shown, the mailing address for the Directors and Officers is the Principal Financial Group, Des Moines, Iowa 50392.

The following directors are considered not to be "interested persons" as defined
--------------------------------------------------------------------------------
in the 1940 Act.
----------------

James D. Davis                Attorney. Vice President, Deere and Company,
Director since 1974           Retired.
4940 Center Court,
Bettendorf, Iowa
03/22/34


Pamela A. Ferguson      Professor of Mathematics, Grinnell College since 1998.
Director since 1993     Prior thereto, President, Grinnell College.
Member Audit and
Nominating Committee
4112 River Oaks Drive,
Des Moines, Iowa
05/05/43

Richard W. Gilbert          President, Gilbert Communications, Inc. since 1993.
Director since 1985         Prior thereto, President and Publisher, Pioneer
Member Audit and            Press.
Nominating Committee
5040 Arbor Lane, #302,
Northfield, Illinois.
05/08/40


William C. Kimball        Chairman and CEO, Medicap Pharmacies, Inc. since
Director since 1999       1998. Prior thereto, President and CEO.
4700 Westown Parkway,
Suite. 300
West Des Moines, Iowa
11/28/47


Barbara A. Lukavsky     President and CEO, Barbican Enterprises, Inc. since
Director since 1987     1997. President and CEO, Lu San ELITE USA, L.C.
Member Audit and        1985-1998.
Nominating Committee
Member Executive
Committee
13731 Bay Hill Court,
Clive, Iowa
09/10/40



The following directors are considered to be "interested persons" as defined in
-------------------------------------------------------------------------------
the 1940 Act because of current or former affiliation with the Manager or
-------------------------------------------------------------------------
Principal Life.
---------------

John E. Aschenbrenner   Executive Vice President, Principal Life Insurance
Director since 1998     Company since 2000; Senior Vice President, 1996-2000;
08/16/49                Vice President - Individual Markets 1990-1996.
                        Director, Principal Management Corporation and Princor
                        Financial Services Corporation ("Princor").


 Ralph C. Eucher         Vice President, Principal Life Insurance Company since
Director and President   1999. Director and President, Princor and Principal
since 1999               Management Corporation since 1999. Prior thereto,
Member Executive         Second Vice President, Principal Life Insurance
Committee                Company.
06/14/52


Larry D. Zimpleman          Executive Vice President, Principal Life since
Director and Chairman of    2001. Senior Vice President,1999-2001. Vice
the Board since 2001        President,1998-1999. Prior thereto, Vice
Member Executive Committee  President-Pension.
09/07/51



The Audit and Nominating Committee considers management's recommendation of independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominate all candidates who are not "interest persons" of the Fund for election to the Board.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.


Officers (other than Directors)
-------------------------------

Craig L. Bassett        Second Vice President and Treasurer, Principal Life
Treasurer               Insurance Company since 1998. Director - Treasury
03/12/52                1996-1998. Prior thereto, Associate Treasurer.

Michael J. Beer         Executive Vice President. Executive Vice President and
Executive Vice          Chief Operating Officer, Princor Financial Services
President               Corporation and Principal Management Corporation since
01/09/61                1999. Vice President and Chief Operating Officer,
                        1998-1999. Prior thereto, Vice President and Financial
                        Officer


 Arthur S. Filean       Senior Vice President, Princor and Principal Management
Vice President and      Corporation, since 2000. Vice President, Princor,
Secretary               1990-2000. Vice President, Principal Management
11/04/38,               Corporation, 1996-2000.


 Ernest H. Gillum         Vice President - Product Development, Princor and
Vice President and        Principal Management Corporation, since 2000. Vice
Assistant Secretary       President - Compliance and Product Development,
06/01/55                  Princor and Principal Management Corporation,
                          1998-2000. Prior thereto, Assistant Vice President,
                          Registered Products, 1995-1998.


Jane E. Karli           Assistant Treasurer, Principal Life Insurance Company
Assistant Treasurer     since 1998; Prior thereto Senior Accounting and Custody
04/01/57                Administrator.


Sarah J. Pitts           Counsel, Principal Life Insurance Company since 1997.
Assistant Counsel        Counsel, Principal Capital Income Investors, LLC.
12/31/45


Layne A. Rasmussen      Controller - Mutual Funds, Principal Management
Controller              Corporation since 1995.
10/30/58


Michael D. Roughton       Vice President and Senior Securities Counsel,
Counsel                   Principal Life Insurance Company, since 1999. Counsel
07/10/51                  1994-1999. Counsel, Invista Capital Management, LLC,
                          Princor and Principal Management Corporation.


Jean B. Schustek                Assistant Vice President - Registered Products,
Assistant Vice President,       Principal Management Corporation and Princor
Assistant Secretary             Financial Services Corporation since 2000.
02/17/52                        Prior thereto, Compliance Officer - Registered
                                Products.


Kirk L. Tibbetts              Senior Vice President and Chief Financial
Senior Vice President, Chief  Officer, Princor since 2000. Second Vice
Financial Officer             President, Principal Life Insurance Company since
05/31/55                      2000. Prior thereto, Partner with KPMG LLP.



The following tables set forth the aggregate dollar range of mututal funds within the fund complex which are beneficially owned by the Directors. As of December 31, 2001, none of the Directors own any shares of the Principal Investors Fund, Inc. or shares of the Principal Variable Contracts Fund, Inc. (all of which are owned by the Principal Life Insurance Company).

                                     DIRECTORS NOT CONSIDERED TO BE "INTERESTED PERSONS"
                                --------------------------------------------------------------
                                 JAMES D.    PAMELA A.   RICHARD W.   WILLIAM C.    BARBARA A.
 PRINCIPAL MUTUAL FUND            DAVIS      FERGUSON      GILBERT      KIMBALL      LUKAVSKY
 ---------------------            -----      --------      -------      -------      --------
Balanced                            B            C            B            A             C
Blue Chip                           D            C            B            A             E
Bond                                B            C            C            A             E
Capital Value                       C            C            C            A             B
Cash Management                     C            B            C            A             D
European Equity                     A            B            A            B             A
Government Securities Income        B            C            B            A             A
Growth                              C            C            D            A             A
High Yield                          B            C            B            A             B
International                       B            C            C            A             E
International Emerging Markets      B            C            A            B             A
International SmallCap              C            C            A            B             A
LargeCap Stock Index                A            C            A            A             A
Limited Term Bond                   A            C            A            A             E
MidCap                              C            C            D            B             E
Pacific Basin                       A            C            A            B             A
Partners Equity Growth              A            C            A            B             B
Partners LargeCap Blend             A            A            A            A             A
Partners LargeCap Growth            A            B            A            A             A
Partners LargeCap Value             A            A            A            A             A
Partners MidCap Growth              A            C            A            A             A
Partners SmallCap Growth            A            A            A            A             A
Real Estate                         A            C            A            A             A
SmallCap                            A            C            A            B             D
Tax-Exempt Bond                     B            C            C            A             C
Utilities                           D            C            B            A             E

                                 DIRECTORS CONSIDERED TO BE "INTERESTED PERSONS"
                        -----------------------------------------------------------------
                               JOHN E.              RALPH C.               LARRY D.
 PRINCIPAL MUTUAL FUND      ASCHENBRENNER            EUCHER               ZIMPLEMAN*
 ---------------------      -------------            ------               ----------
Balanced                          B                     A                     A
Blue Chip                         C                     A                     A
Bond                              A                     A                     A
Capital Value                     C                     A                     A
Cash Management                   B                     B                     A
European Equity                   B                     A                     A
Government Securities
Income                            A                     C                     A
Growth                            C                     C                     A
High Yield                        B                     A                     A
International                     C                     B                     A
International Emerging
Markets                           A                     A                     A
International SmallCap            C                     A                     A
LargeCap Stock Index              A                     A                     A
Limited Term Bond                 B                     A                     A
MidCap                            C                     C                     A
Pacific Basin                     B                     A                     A
Partners Equity Growth            C                     C                     A
Partners LargeCap
Blend                             A                     D                     A
Partners LargeCap
Growth                            B                     A                     A
Partners LargeCap
Value                             A                     C                     A
Partners MidCap Growth            B                     A                     A
Partners SmallCap
Growth                            A                     A                     A
Real Estate                       C                     A                     A
SmallCap                          A                     A                     A
Tax-Exempt Bond                   A                     A                     A
Utilities                         B                     A                     A
                                                                    * elected to the Board
                                                                              on
                                                                      December 11, 2001
A  None
B  $1 - $10,000
C  $10,001 - $50,000
D  $50,001 - $100,000
E  over $100,000

The Directors also serve as Directors for each of the 28 investment companies sponsored by Principal Life Insurance Company. Each Director who is also not an "interested person" as defined in the 1940 Act received compensation for service as a member of the Board of all such companies based on a schedule that takes into account an annual retainer amount, the number of meetings attended and the assets of the Account for which the meetings are held. These fees and expenses are divided among the investment companies based on their relative net assets.

                           COMPENSATION TABLE/(1)/
                     FISCAL YEAR ENDED DECEMBER 31, 2001
                     -----------------------------------
                                         COMPENSATION FROM   COMPENSATION FROM
 DIRECTOR                                    THE FUND        FUND COMPLEX/(2)/
 --------                                -----------------   -----------------
 James D. Davis
 Pamela A. Ferguson
 Richard W. Gilbert
 William C. Kimball
 Barbara A. Lukavsky                     /

/ //(1)/ The Fund did not provide retirement benefits for any of the Directors. / //(2)/ Total compensation from the 28 investment companies included in the fund complex for the fiscal year ended December 31, 2001.



INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISORS
The Manager of the Fund is Principal Management Corporation, a wholly-owned subsidiary of Princor Financial Services Corporation ("Princor") which is a wholly-owned subsidiary of Principal Financial Services, Inc. The Manager is an affiliate of Principal Life Insurance Company. The address of both Princor and the Manager is the Principal Financial Group, Des Moines, Iowa 50392-0200. The Manager was organized on January 10, 1969 and since that time has managed various mutual funds sponsored by Principal Life.

The Manager has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Account. For these services, each Sub-Advisor is paid a fee by the Manager.


Sub-Advisor: Berger Financial Group LLC ("Berger"), is a Nevada Limited
         Liability Company, and has been in the investment advisory business since 1975. It serves as investment advisor or sub-advisor to mutual funds and institutional investors and has assets under management of approximately $7.2 billion as of December 31, 2000. Berger is a subsidiary of Stilwell Management Inc., which owns approximately 86% of Berger, and is an indirect subsidiary of Stilwell Financial Inc.
Sub-Advisor: Alliance Capital Management L.P. ("Alliance") through its Bernstein
         Investment Research and Management unit ("Bernstein"). As of AS OF DATE BERNSTEIN, Alliance managed $AUM
         BERNSTEIN billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.
Sub-Advisor: The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, NY
         10166, was formed in 1947. Dreyfus is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation. As of December 31, 2000, Dreyfus managed or administered approximately $150 billion.
Sub-Advisor: Duncan-Hurst was founded in 1990. Its address is 4365 Executive
         Drive, Suite 1520, San Diego, CA 92121. As of December 31, 2000, Duncan-Hurst managed assets of approximately $3.8 billion for institutional and individual investors.
Sub-Advisor: Federated Investment Management Company ("Federated") is a registered investment adviser and a wholly-owned subsidiary of Federated Investors, Inc., which was founded in 1955. Federated is located in the Federated Investors Tower at 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. As of AS OF
         DATE FEDERATED, Federated managed $AUM FEDERATED billion in assets.

Sub-Advisor: Goldman Sachs Assets Management ("GSAM"), 32 Old Slip, 17th Floor,
         New York, NY 10005. As of September 1, 1999, the Investment Management Division ("IMD") was established as a new operating division of Goldman, Sachs & Co. ("Goldman Sachs"). This newly created entity includes GSAM. GSAM provides a wide range of discretionary investment advisory services, quantitatively driven and actively managed to U.S. and international equity portfolios, U.S. and global fixed-income portfolios, commodity and currency products and money market accounts. As of December 31, 2000, GSAM, along with other units of IMD, had assets under management of $281.7 billion.
Sub-Advisor: Invista Capital Management, LLC ("Invista"), an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $27.4 billion. Invista's address is 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.
Sub-Advisor: J.P. Morgan Investment Management, Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan") a bank holding company. J.P. Morgan, through Morgan and its other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2000, J.P. Morgan and its subsidiaries had total combined assets under management of approximately $359 billion.
Sub-Advisor: Janus Capital Corporation ("Janus"), 100 Fillmore Street, Denver CO
         80306-4928, was formed in 1969. Effective July 12, 2000, Janus is owned in part by Stilwell Financial Inc. ("Stilwell"), which owns approximately 81.5% of the outstanding voting stock of Janus. Stilwell is a publicly traded holding company with principal operations in financial asset management businesses. Thomas H. Bailey, President and Chairman of the Board of Janus, owns approximately 12% of Janus' voting stock and, by agreement with Stilwell, selects at least a majority of Janus' Board, subject to the approval of Stilwell, which approval cannot be unreasonably withheld. As of December 31, 2000, Janus managed or administered over $249 billion in assets.
Sub-Advisor: Morgan Stanley Asset Management ("Morgan Stanley"), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2000, Morgan Stanley, together with its affiliated institutional asset management companies, managed investments totaling approximately $171.7 billion as named fiduciary or fiduciary adviser. On December 1, 1998, Morgan Stanley Asset Management Inc. changed its name to Morgan Stanley Dean Witter Investment Management Inc. and on May 1, 2001 the name was changed to Morgan Stanley Investment Management Inc. The firm continues to do business in certain instances using the name Morgan Stanley Asset Management.
Sub-Advisor: Neuberger Berman Management Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.
Sub-Advisor: Principal Capital Income Investors, LLC ("Principal Capital - II"), an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life. Assets under management as of December 31, 2000 were approximately $33.2 billion. Principal Capital - II's address is 801 Grand Ave., Des Moines, Iowa 50392.
Sub-Advisor: Turner Investment Partners, Inc. ("Turner") was founded in 1990.
         Its address is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. As of March 31, 2001, Turner had discretionary management authority with respect to approximately $8.3 billion in assets.

Each of the persons affiliated with the Fund who is also an affiliated person of the Manager or Invista is named below, together with the capacities in which such person is affiliated:

 NAME                    OFFICE HELD WITH THE FUND                        OFFICE HELD WITH THE MANAGER/INVISTA
 ----                    -------------------------                        ------------------------------------
 John E. Aschenbrenner   Director                                         Director (Manager)
 Craig L. Bassett        Treasurer                                        Treasurer (Manager)
 Michael J. Beer         Executive Vice President                         Executive Vice President and Chief Operating Officer
                                                                          (Manager)
 Ralph C. Eucher         Director and President                           Director and President (Manager)
 Arthur S. Filean        Vice President and Secretary                     Senior Vice President (Manager)
 Ernest H. Gillum        Vice President and Assistant Secretary           Vice President (Manager)
 Layne A. Rasmussen      Controller                                       Controller - Mutual Funds (Manager)
 Michael D. Roughton     Counsel                                          Counsel (Manager; Invista)
                         Assistant Vice President and Assistant
 Jean B. Schustek        Secretary                                        Assistant Vice President - Registered Products (Manager)
                         Senior Vice President & Chief Financial
 Kirk L. Tibbetts        Officer                                          Senior Vice President & Chief Financial Officer (Manager)
 Larry D. Zimpleman      Director and Chairman of the Board               Director and Chairman of the Board (Manager)


CODES OF ETHICS
The Fund, the Manager, each of the Sub-Advisors and Princor (as principal underwriter of the Fund) have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of an Account from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of the Manager, the Fund, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the SEC.

COST OF MANAGER'S SERVICES


For providing the investment advisory services, and specified other services, the Manager, under the terms of the Management Agreement for the Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates:

                                            NET ASSET VALUE OF ACCOUNT
                        -------------------------------------------------------------------
                            FIRST          NEXT          NEXT          NEXT
 ACCOUNT                 $250 MILLION  $250 MILLION  $250 MILLION  $250 MILLION   THEREAFTER
 -------                -------------  ------------  ------------  ------------   ----------
 Blue Chip, Capital
 Value and Growth           0.60%         0.55%         0.50%         0.45%         0.40%
 LargeCap Blend and
 LargeCap Value             0.75          0.70          0.65          0.60          0.55
 International              0.85          0.80          0.75          0.70          0.65
 International
 Emerging Markets           1.25          1.20          1.15          1.10          1.05
 LargeCap Growth            1.10          1.05          1.00          0.95          0.90
 MidCap Value               1.05          1.00          0.95          0.90          0.85


                         OVERALL
                           FEE
                          ----
 LargeCap Growth
 Equity                   1.00%
 LargeCap Stock Index     0.35
 MidCap Growth Equity     1.00

                            FIRST          NEXT          NEXT          NEXT           OVER
                         $100 MILLION  $100 MILLION  $100 MILLION  $100 MILLION   $400 MILLION
                        -------------  ------------  ------------  ------------   ------------
 Asset Allocation and
 Equity Growth              0.80%         0.75%         0.70%         0.65%          0.60%
 Balanced, High Yield
 and Utilities              0.60          0.55          0.50          0.45           0.40
 International
 SmallCap                   1.20          1.15          1.10          1.05           1.00
 MicroCap and SmallCap
 Growth                     1.00          0.95          0.90          0.85           0.80
 MidCap                     0.65          0.60          0.55          0.50           0.45
 MidCap Growth and
 Real Estate                0.90          0.85          0.80          0.75           0.70
 SmallCap                   0.85          0.80          0.75          0.70           0.65
 SmallCap Value             1.10          1.05          1.00          0.95           0.90
 All Other                  0.50          0.45          0.40          0.35           0.30

There is no assurance that the net assets of any Account will reach sufficient amounts to be able to take advantage of the rate decreases. The net assets of each Account and the rate of the fee for each Account for investment management services as provided in the Management Agreement were as follows:

                                 NET ASSETS AS OF     MANAGEMENT FEE
                                   DECEMBER 31,      FOR PERIODS ENDED
 ACCOUNT                           ----2001----      DECEMBER 31, 2001
 -------                               ----          -----------------
 Asset Allocation                  $ 94,905,339            0.80%
 Balanced                           167,595,471            0.58
 Blue Chip                            5,551,989            0.60
 Bond                               116,216,115            0.49
 Capital Value                      283,324,951            0.59
 Equity Growth                      383,138,568            0.72
 Government Securities              127,037,606            0.49
 Growth                             294,761,693            0.59
 High Yield                          13,078,163            0.60
 International                      190,440,390            0.85
 International Emerging Markets       4,882,737            0.94
 International SmallCap              50,022,618            1.20
 LargeCap Growth                      7,398,869            1.05
 LargeCap Growth Equity               4,232,853            0.69
 LargeCap Stock Index                59,626,359            0.29
 MicroCap                            10,396,858            0.86
 MidCap                             286,680,590            0.60
 MidCap Growth                       25,923,916            0.85
 MidCap Growth Equity                 5,030,620            0.75
 MidCap Value                         7,739,237            0.96
 Money Market                       114,709,825            0.50
 Real Estate                         17,260,982            0.90
 SmallCap                            30,006,494            0.85
 SmallCap Growth                     68,420,881            1.00
 SmallCap Value                      17,358,249            0.92
 Utilities                           43,725,200            0.60



Except for certain Fund expenses set out below, the Manager is responsible for expenses, administrative duties and services including the following: expenses incurred in connection with the registration of the Fund and Fund shares with the SEC; office space, facilities and costs of keeping the books of the Fund; compensation of all personnel who are officers and any directors who are also affiliated with the Manager; fees for auditors and legal counsel; preparing and printing Fund prospectuses; administration of shareholder accounts, including issuance, maintenance of open account system, dividend disbursement, reports to shareholders and redemptions. However, some of all of these expenses may be assumed by Principal Life and some or all of the administrative duties and services may be delegated by the Manager to Principal Life or affiliate thereof.


Each Account pays for certain corporate expenses incurred in its operation. Among such expenses, the Account pays brokerage commissions on portfolio transactions, transfer taxes and other charges and fees attributable to investment transactions, any other local, state or federal taxes, fees and expenses of all directors of the Fund who are not persons affiliated with the Manager, interest, fees for Custodian of the Account, and the cost of meetings of shareholders.


Sub-Advisory Agreement
----------------------
Under a Sub-Advisory Agreement between Berger and the Manager, Berger performs all the investment advisory responsibilities of the Manager under the Management Agreement for the SmallCap Growth Account. The Manager pays Berger a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $100 million of net assets - the fee is 0.50%; next $200 million - 0.45%; and net assets over $300 million - 0.40%.

Under a Sub-Advisory Agreement between Bernstein and the Manager, Bernstein performs all the investment advisory responsibilities of the Manager under the Management Agreement for the LargeCap Value Account. The Manager pays Bernstein a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $10 million of net assets - the fee is 0.60%; next $15 million - 0.50%; next $25 million - -

0.40%; next $50 million - 0.30%; next $50 million - 0.25%; next $50 million - 0.225%; and net assets of $200 million - 0.200%. However, during the first six months following the Account's SEC effective date, Bernstein is paid a fee which accrues daily and is paid monthly at an annual rate of 0.47% of the Account's net asset value.


Under a Sub-Advisory Agreement between Dreyfus and the Manager, Dreyfus performs all the investment advisory responsibilities of the Manager under the Management Agreement for the MidCap Growth Account. The Manager pays Dreyfus a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $50 million of net assets - the fee is 0.40%; and net assets over $50 million - 0.35%.


Under a Sub-Advisory Agreement between Duncan-Hurst and the Manager, Duncan-Hurst performs all the investment advisory responsibilities of the Manager under the Management Agreement for the LargeCap Growth Equity Account. The Manager pays Duncan-Hurst a fee that is accrued daily and payable monthly. The fee of 0.50% is based on the net asset value of the Account.


Under a Sub-Advisory Agreement between Federated and the Manager, Federated performs all the investment advisory responsibilities of the Manager under the Management Agreement for the LargeCap Blend Account. The Manager pays Federated a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $75 million of net assets - the fee is 0.35%; next $200 million - 0.25%; next $250 million - 0.20%; and net assets of $525 million - 0.15%.


Under a Sub-Advisory Agreement between Goldman Sachs and the Manager, Goldman Sachs performs all the investment advisory responsibilities of the Manager under the Management Agreement for the MicroCap Account. The Manager pays Goldman Sachs a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $50 million of net assets - the fee is 0.50%; next $150 million - 0.45%; and net assets over $200 million - 0.40%.

Under a Sub-Advisory Agreement between Invista and the Manager, Invista performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Balanced (equity portion), Blue Chip, Capital Value, Growth, International, International Emerging Markets, International SmallCap, LargeCap Stock Index, MidCap, SmallCap and Utilities Accounts. The Manager compensates Invista for its sub-advisory services as provided in the Sub-Advisory Agreement. The Manager may periodically reallocate management fees between itself and Invista. The Manager pays Invista a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows:
Balanced - 0.150% (Invista remits a portion of this fee to Principal Capital - II in return for Principal Capital - II providing investment advisory services with regard to the fixed-income portion of the portfolio.); Blue Chip - 0.07%; Capital Value - 0.10%; Growth - 0.07%; International - 0.11%; International Emerging Markets - 0.50%; International SmallCap - 0.50%; MidCap - 0.10%; LargeCap Stock Index - 0.015%; SmallCap - 0.25%; and Utilities - 0.70%.

Under a Sub-Advisory Agreement between Janus and the Manager, Janus performs all the investment advisory responsibilities of the Manager under the Management Agreement for the LargeCap Growth Account. The Manager pays Janus a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $100 million of net assets - the fee is 0.55%; next $400 million - 0.50%; and net assets over $500 million - 0.45%.


Under a Sub-Advisory Agreement between Morgan and the Manager, Morgan performs all the investment advisory responsibilities of the Manager under the Management Agreement for the SmallCap Value Account. The Manager pays J.P. Morgan Investment a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $50 million of net assets - the fee is 0.60%; next $250 million - 0.55%; and net assets over $300 million - 0.50%.


Under a Sub-Advisory Agreement between Morgan Stanley and the Manager, Morgan Stanley performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Asset Allocation and Equity Growth Accounts. The Manager pays Morgan Stanley a fee that is accrued daily and payable monthly. The fee is based on the net asset value of each Account as follows: first $40 million of net assets - the fee is 0.45%; next $160 million - 0.30%; next $100 million - 0.25%; and net assets over $300 million - 0.20%.

Under a Sub-Advisory Agreement between Neuberger Berman and the Manager, Neuberger Berman performs all the investment advisory responsibilities of the Manager under the Management Agreement for the MidCap Value Account. The Manager pays Neuberger Berman a fee that is accrued daily and payable monthly. The fee is based on the net asset value of the Account as follows: first $100 million of net assets - the fee is 0.50%; next $150 million - 0.475%; next $250 million - 0.450%; next $250 million - 0.425%; and net assets of $750 million - 0.400%.


Under a Sub-Advisory Agreement between Principal Capital - II and the Manager, Principal Capital - II performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Balanced (fixed-income portion) and Government Securities Accounts. The Manager compensates Principal Capital - II for its sub-advisory services for the Government Securities Account as provided in the Sub-Advisory Agreement. The fee of 0.10% is based on the net asset value of the Account.


Under a Sub-Advisory Agreement between Turner and the Manager, Turner performs all the investment advisory responsibilities of the Manager under the Management Agreement for the MidCap Growth Equity Account. The Manager pays Turner a fee that is accrued daily and payable monthly. The fee of 0.50% is based on the net asset value of the Account.


Fees paid for investment management services during the periods indicated were as follows:

                             MANAGEMENT FEES FOR PERIODS ENDED DECEMBER 31,
                             -----------------
 ACCOUNT                         2000             1999              1998
 -------                         ----             ----              ----
 Asset Allocation             $  735,367       $  688,699        $  650,963
 Balanced                      1,036,453        1,218,845           958,526
 Blue Chip                        37,241           24,000                 /
 Bond                            554,376          619,181           488,898
 Capital Value                 1,752,707        1,708,021         1,480,275
 Equity Growth                 2,983,027        2,148,624         1,436,590
 Government Securities           594,418          692,022           576,926
 Growth                        1,959,073        1,366,818           989,512
 High Yield                       79,323           84,208            87,806
 International                 1,669,831        1,225,255         1,045,627
 International Emerging
 Markets                          11,032*
 International SmallCap          650,842          250,499            94,388
 LargeCap Growth                  83,247*          43,238*
 LargeCap Growth Equity            7,559*
 LargeCap Stock Index            200,225*          61,479*
 MicroCap                         85,454*          59,482*           36,591
 MidCap                        1,606,335        1,522,214         1,504,567
 MidCap Growth                   178,404*          95,048*           36,858
 MidCap Growth Equity              8,307*
 MidCap Value                     67,281*          34,469*
 Money Market                    528,944          440,147           306,233
 Real Estate                     120,464           99,831            64,493
 SmallCap                        275,914          149,481            60,975
 SmallCap Growth                 679,498          153,958*           42,319
 SmallCap Value                  148,911*          94,464*           42,234
 Utilities                       211,595          150,219            56,185


  * before waiver

Fees paid for Sub-Advisory services during the periods indicated were as follows:

                             SUB-ADVISOR FEES FOR PERIODS ENDED DECEMBER 31,
                             -----------------------------------------------
 ACCOUNT                          2000              1999             1998
 -------                          ----              ----             ----
 Asset Allocation              $  338,043         $289,465         $375,391
 Balanced                         275,350          317,009          154,678
 Blue Chip                          5,054            2,581
 Capital Value                    228,135          300,404          189,590
 Equity Growth                  1,144,129          865,212          534,127
 Government Securities             73,825           85,485           30,334
 Growth                           255,221          228,539          111,780
 International                    198,479          163,906           68,263
 International Emerging
 Markets                            2,087
 International SmallCap           270,084           98,129           21,431
 LargeCap Growth                   41,963           21,715
 LargeCap Growth Equity             3,964
 LargeCap Stock Index              34,365            8,861
 MicroCap                          43,173           29,765           18,365
 MidCap                           200,862          186,260          134,225
 MidCap Growth                     80,095           42,338           16,479
 MidCap Growth Equity               6,197
 MidCap Value                      32,366           17,849
 SmallCap                         123,454           64,460           16,533
 SmallCap Growth                  342,847           77,425           21,273
 SmallCap Value                    82,328           51,599           23,146
 Utilities                         38,675           26,410            7,405

For the periods ended December 31, the Manager waived a portion of its fee from the following:

 ACCOUNT                             2001          2000           1999
 -------                             ----          ----           ----
 International Emerging Markets                  $ 2,828
 LargeCap Growth                                   3,916        $ 2,452
 LargeCap Growth Equity                            2,366
 LargeCap Stock Index                             35,453         15,995
 MicroCap                                         11,727         13,239
 MidCap Growth                                    10,399         14,359
 MidCap Growth Equity                              2,120
 MidCap Value                                      5,699          2,400
 SmallCap Growth                                                  3,049
 SmallCap Value                                   23,850         23,900

The Manager intends to continue the waivers and, if necessary, pay expenses normally payable by the Accounts through April 30, 2002 in an amount that will maintain total operating expenses as follows:

 ACCOUNT
 -------
 International Emerging
 Markets                    1.35%
 LargeCap Growth            1.20
 LargeCap Growth Equity     1.10
 LargeCap Stock Index       0.40
 MidCap Growth Equity       1.10


The Management Agreement and the Investment Service Agreement, under which Principal Life (or its subsidiaries), has agreed to furnish certain personnel, services and facilities required by the Manager to enable it to fulfill its responsibilities for the Accounts, were last approved by the Fund's Board of Directors on September 10, 2001. The Management Agreement was last approved by shareholders on November 2, 1999. The Sub-Advisory Agreements were also approved by the Fund's Board of Directors on September 10, 2001.


The agreements provide for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors or by vote of a majority of the outstanding voting securities of an Account of the Fund. In either event, continuation shall be approved by vote of a majority of the independent Directors.


The objective of the annual review of each of these contracts by the Board of Directors is to determine whether, in light of all pertinent factors, the Directors, and specifically the Directors who are not "interested persons", are satisfied in the aggregate with the services provided by the Manager and each Sub-Advisor or other party, and whether the Directors believe it is in the best interests of the Fund's shareholders to continue receiving such services. The Directors concluded that the fees paid by each Account to the Manager and each Sub-Advisor or other party, reflected a reasonable relationship to the services rendered and would have been the product of arm's length bargaining. The Directors also concluded that it was in the best interests of each Account's shareholders to continue to receive such services. The Directors reached this conclusion based upon a review of all pertinent factors including, but not limited to, each Account's management fees and operating expenses relative to a peer group consisting of unaffiliated mutual funds; a review of all non-investment services such as transfer agency services and shareholder administrative services provided by to the Fund by the Manager without charge, corporate accounting and general administration services provided without charge by the Manager and regulatory services (including initial and all subsequent regulatory filings with the SEC, and the preparation and printing of prospectuses), also provided without charge to the Fund by the Manager; review of the investment advisory services provided by the Manager and Sub-Advisor to each Account; investment performance and the quality of services provided; the financial and managerial strength of the Manager and Sub-Advisor, including their affiliation with substantial financial services companies; the Manager's sub-advisor selection and monitoring process; and the soft dollar arrangements by which brokers provide research to the Manager and Sub-Advisors for some of the Accounts in return for brokerage allocation. Based upon their review, the Directors determined that each Account was paying a competitive fee for the services provided by the Manager and Sub-Advisors and that the Manager and Sub-Advisors were doing an appropriate job of fulfilling their contractual obligations for each Account.


The Agreements may be terminated at any time on 60 days written notice to the applicable Sub-Advisor either by vote of the Board of Directors of the Fund or by a vote of a majority of the outstanding securities of the applicable Account and by the Manager, the respective Sub-Advisor, or Principal Life, as the case may be, on 60 days written notice to the Fund and/or applicable Sub-Advisor. The Agreements will automatically terminate in the event of their assignment.


Custodian
---------
The custodian for the Fund is Chase Manhattan Bank, N.A., 4 Chase Metro Tech Center, 18th Floor, Brooklyn, NY 11245. The custodian performs no managerial or policymaking functions for the Fund or the Accounts.

BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE ON PURCHASES AND SALES OF SECURITIES
In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Account, the objective of the Account's Manager or Sub-Advisor is to obtain the best overall terms. In pursuing this objective, the Manager or Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that the Manager or Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Manager or Sub-
Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction b) the quality of the execution provided and
c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Manager or Sub-Advisor exercises investment discretion. The Manager or Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

The Manager or Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. The Manager or Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and the Manager or Sub-Advisor may use it in servicing some or all of the accounts it manages. Some statistical data and research information obtained may not be useful to the Manager or Sub-Advisor in managing the client account, brokerage for which resulted in the receipt of the statistical data and research information by the Manager or Sub-Advisor. However, in the opinion of the Manager or Sub-Advisor, the value thereof is not determinable and it is not expected that the expenses will be significantly reduced since the receipt of such statistical data and research information is only supplementary to the research efforts of Manager or Sub-Advisor. The

Manager or Sub-Advisor allocated portfolio transactions for the Accounts indicated in the following table to certain brokers during the most recent fiscal year due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

                                    COMMISSIO NS
   ACCOUNT                          ----PAID----
   -------                              ----
   Asset Allocation                   $  3,763
   Balanced                              2,314
   Blue Chip                               989
   Capital Value                       217,224
   Equity Growth                        17,880
   Growth                              143,742
   International                        67,819
   International Emerging Markets           55
   International SmallCap                3,776
   LargeCap Growth                       3,219
   LargeCap Growth Equity                  790
   MicroCap                              2,454
   MidCap                               28,919
   MidCap Growth                           935
   MidCap Growth Equity                    277
   MidCap Value                            460
   Real Estate                           4,530
   SmallCap                             10,644
   SmallCap Growth                      18,691
   Utilities                               845


Subject to the rules promulgated by the SEC, as well as other regulatory requirements, a Manager or Sub-Advisor may also allocate orders on behalf of an Account to broker-dealers affiliated with the Manager or Sub-Advisor. The Manager or Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.


Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Account paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.


The following table shows the brokerage commissions paid during the periods indicated. In each year, 100% of the commissions paid by each Account went to broker-dealers that provided research, statistical or other factual information.

Certain broker-dealers are considered to be affiliates of the Fund. Goldman Sachs Asset Management, a separate operation division of Goldman Sachs & Co., J.P.Morgan Investment Management Inc., an affiliate of J.P.Morgan Securities and Neuberger Berman Management, Inc. an affiliate of Neuberger Berman LLC, each act as a sub-advisor for an account of Principal Variable Contracts Fund, Inc.


Morgan Stanley and Co. is affiliated with Morgan Stanley Asset Management, which acts as sub -advisor to two accounts of the Principal Variable Contracts Fund, two portfolios in the Principal Investors Fund, Inc. and the Partners Equity Growth Fund.


Brokerage commissions paid to affiliates during the periods ending December 31 were as follows:

                                    COMMISSIONS PAID TO GOLDMAN SACHS CO.
                                    -------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Asset Allocation
 2000                      $ 4,056            8.09%                    8.34%
 1999                        2,759            3.36                     3.41
 Balanced
 2000                        8,058            5.40                     3.05
 1999                        2,110            2.91                     1.44
 Blue Chip
 2000                          770            8.23                     9.04
 1999                           10            0.14                     0.30
 Capital Value
 2000                       68,717            6.97                     7.28
 1999                       42,634           11.03                     8.40
 Equity Growth
 2000                       62,592           14.55                    12.86
 1999                       21,137            5.51                     5.17
 Growth
 2000                       17,004            5.17                     6.55
 1999                        8,500            2.42                     2.80
 International
 2000                       69,826            7.12                     6.99
 1999                       30,962            5.32                     4.69
 International
 Emerging Markets
 2000                          255            2.36                     2.16
 International
 SmallCap
 2000                       13,042            1.54                     1.83
 1999                       20,328            7.11                     7.41
 LargeCap Growth
 2000                           43            1.35                     1.00
 1999                          299            5.49                     3.60
 MicroCap
 2000                        1,129            3.54                    11.44
 1999                        1,813            6.29                     6.05
 MidCap
 2000                       51,068           10.53                     7.06
 1999                        8,258            2.37                     1.74
 MidCap Growth
 2000                        1,305            2.63                     1.81
 1999                          401            2.15                     1.36
 MidCap Growth Equity
 2000                          242            4.44                     3.27
 MidCap Value
 2000                          875            2.19                     2.08
 1999                          145            0.74                     1.16
 Real Estate
 1999                          895            1.72                     1.92
 SmallCap
 2000                        5,579            3.43                     4.16
 1999                          990            2.05                     3.06
 SmallCap Growth
 1999                          120            0.76                     1.78
 SmallCap Value
 2000                          296            0.89                     0.66
 1999                          771            5.91                     3.53
 Utilities
 2000                        7,679            9.45                     6.97
 1999                        1,345            4.82                     3.38

                                 COMMISSIONS PAID TO J. P. MORGAN SECURITIES
                                 -------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Asset Allocation
 2000                      $ 1,787            3.57%                    3.43%
 1999                        1,551            1.89                     1.65
 Balanced
 2000                        2,762            1.85                     2.22
 1999                       11,821           16.29                    18.28
 Blue Chip
 2000                          239            2.55                     2.79
 1999                        4,845           67.79                    70.20
 Capital Value
 2000                       59,147            6.00                     6.78
 1999                       11,210            2.90                     3.77
 Equity Growth
 2000                       32,160            7.48                     5.72
 1999                       15,755            4.11                     3.78
 Growth
 2000                        5,705            1.74                     2.29
 1999                       15,652            4.45                     4.88
 International
 2000                       29,882            3.05                     3.29
 1999                       12,629            2.17                     2.17
 International
 Emerging Markets
 2000                          194            1.80                     1.37
 International
 SmallCap
 2000                        1,183            0.14                     0.15
 1999                          478            0.17                     0.19
 LargeCap Growth
 2000                           86            2.71                     3.13
 1999                          127            2.33                     1.15
 MicroCap
 2000                          954            2.99                     1.08
 1999                          785            2.72                     1.69
 MidCap
 2000                       23,780            4.90                     3.65
 1999                       11,203            3.22                     3.17
 MidCap Growth
 1999                          264            1.41                     0.85
 MidCap Growth Equity
 2000                          188            3.46                     3.32
 MidCap Value
 2000                        1,040            2.61                     3.21
 1999                           22            0.11                     0.12
 Real Estate
 2000                          492            1.67                     1.09
 1999                        6,400           12.31                    11.93
 SmallCap
 2000                        1,530            0.94                     0.90
 1999                        2,055            4.25                     5.29
 SmallCap Growth
 1999                          420            2.67                     3.39
 Utilities
 2000                        1,805            2.22                     3.09
 1999                        1,290            4.62                     5.23

                           COMMISSIONS PAID TO MORGAN STANLEY DEAN WITTER, DISCOVER
                           --------------------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Asset Allocation
 1999                      $11,734           14.28%                   18.67%
 Balanced
 2000                        5,711            3.83                     4.00
 1999                        3,890            5.36                     5.21
 Blue Chip
 2000                          650            6.95                     5.84
 1999                          155            2.17                     2.40
 Capital Value
 2000                       25,913            2.63                     3.05
 1999                        8,075            2.09                     2.81
 Equity Growth
 2000                        2,930            0.68                     0.88
 1999                       41,604           10.84                    12.29
 Growth
 2000                        4,750            1.45                     1.58
 1999                       16,129            4.59                     3.43
 International
 2000                       78,873            8.04                     9.47
 1999                       51,822            8.90                     9.14
 International
 SmallCap
 2000                       17,561            2.07                     2.79
 1999                       17,293            6.05                     7.44
 LargeCap Growth
 2000                          317            9.97                     6.86
 1999                          276            5.07                     2.43
 LargeCap Growth
 Equity
 2000                           95            3.73                     1.85
 LargeCap Stock Index
 1999                           23            0.11                     1.41
 MicroCap
 2000                          102            0.32                     0.15
 1999                          800            2.77                     3.10
 MidCap
 2000                       21,343            4.40                     4.48
 1999                       17,020            4.89                     4.21
 MidCap Growth
 2000                        2,897            5.84                     5.91
 1999                        2,067           11.06                    12.50
 MidCap Growth Equity
 2000                          110            2.01                     2.03
 MidCap Value
 2000                          535            1.34                     1.36
 1999                          185            0.95                     1.25
 Real Estate
 2000                        1,855            6.31                     6.12
 1999                        1,945            3.74                     3.68
 SmallCap
 2000                        3,070            1.89                     2.26
 1999                          385            0.80                     1.32
 SmallCap Growth
 2000                        1,347            3.17                     1.70
 1999                          162            1.03                     1.33
 SmallCap Value
 2000                       13,929           41.80                    45.06
 1999                          535            4.10                     3.47
 Utilities
 2000                        5,163            6.36                     5.15
 1999                          500            1.79                     1.61

                                  COMMISSIONS PAID TO MORGAN STANLEY AND CO.
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 International
 SmallCap
 2000                       $204             0.02%                     0.03%


                                     COMMISSIONS PAID TO NEUBERGER BERMAN
                                     ------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Asset Allocation
 2000                      $   155            0.31%                    0.35%
 1999                          116            0.14                     0.15
 Equity Growth
 2000                        2,640            0.61                     0.52
 1999                        1,040            0.27                     0.28
 MicroCap
 1999                           83            0.29                     0.50
 MidCap Value
 2000                       15,061           37.77                    41.03
 1999                       12,220           62.63                    64.65



ORDER ALLOCATION
The Manager acts as investment advisor for each of the funds sponsored by Principal Life Insurance Company. The Manager or Sub-Advisor places orders to trade portfolio securities for each of the Accounts. The following describes the process used by the Manager or Sub-Advisor in allocating securities among its clients and/or accounts it manages.

Asset Allocation and Equity Growth
----------------------------------
Transactions for each portfolio account advised by Morgan Stanley generally are completed independently. Morgan Stanley, however, may purchase or sell the same securities or instruments for a number of portfolio accounts, including portfolios of its affiliates, simultaneously. These accounts will include pooled vehicles, including partnerships and investment companies for which Morgan Stanley and related persons of Morgan Stanley act as investment manager and administrator, and in which Morgan Stanley, its officers, employees and its related persons have a financial interest, and accounts of pension plans covering employees of Morgan Stanley and its affiliates ("Proprietary Accounts"). When possible, orders for the same security are combined or "batched" to facilitate test execution and to reduce brokerage commissions or other costs. Morgan Stanley effects batched transactions in a manner designed to ensure that no participating portfolio, including any Proprietary Account, is favored over any other portfolio. Specifically, each portfolio (including the Equity Growth Account) that participates in a batched transaction will participate at the average share price for all of Morgan Stanley's transactions in that security on that business day, with respect to that batched order. Securities purchased or sold in a batched transaction are allocated pro-rata, when possible, to the participating portfolio accounts in proportion to the size of the order placed for each account. Morgan Stanley may, however, increase or decrease the amount of securities allocated to each account if necessary to avoid holding odd-lot or small numbers of shares for particular portfolios. Additionally, if Morgan Stanley is unable to fully execute a batched transaction and Morgan Stanley determines that it would be impractical to allocate a small number of securities among the accounts participating in the transaction on a pro-rata basis, Morgan Stanley may allocate such securities in a manner determined in good faith to be a fair allocation.

Balanced, Blue Chip, Bond, Capital Value. Government Securities Income, Growth,
-------------------------------------------------------------------------------
High Yield, International, International Emerging Markets, International
------------------------------------------------------------------------
SmallCap, LargeCap Stock Index, Limited Term Bond, MidCap, Real Estate,
-----------------------------------------------------------------------
SmallCap, Tax-Exempt Bond and Utilities Funds
---------------------------------------------
If, in carrying out the investment objectives of the Accounts, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the Accounts at the same time (or, in the case of accounts managed by a Sub-Advisor, for two or more Accounts and any other accounts managed by the Sub-Advisor), the Manager or Sub-Advisor may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis (including orders for accounts in which Registrant, its affiliates and/or its personnel have beneficial interests). The Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasions, the Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) shall compose, before entering an aggregated order, a written Allocation Statement as to how the order will be allocated among the various accounts. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the various Accounts (or, in the case of a Sub-Advisor, the various Accounts and other client accounts) whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling each Account's (or, in the case of a Sub-Advisor, each Account's or other client account's) order in accordance with the Allocation Statement. If the order is partially filled, it shall be allocated pro-rata based on the Allocation Statement. Securities purchased for funds (or, in the case of a Sub-Advisor, Accounts and other client accounts) participating in an aggregate or "bunched" order will be placed into those Accounts and, where applicable, other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.

If purchases or sales of the same debt securities are to be made for two or more of the Accounts at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Account.


The Manager or Sub-Advisor expects aggregation or "bunching" of orders, on average, to reduce slightly the cost of execution. The Manager or Sub-Advisor will not aggregate a client's order if, in a particular instance, it believes that aggregation will increase the client's cost of execution. In some cases, aggregation or "bunching" of orders may increase the price a client pays or receives for a security or reduce the amount of securities purchased or sold for a client account.


The Manager or Sub-Advisor may enter aggregated orders for shares issued in an initial public offering (IPO). In determining whether to enter an order for an IPO for any client account, the Manager or Sub-Advisor considers the account's investment restrictions, risk profile, asset composition and cash level. Accordingly, it is unlikely that every client account will participate in every available IPO. Partially filled orders for IPOs will be allocated to participating accounts in accordance with the procedures set out above. Often, however, the amount of shares designated by an underwriter for clients of the Manager or Sub-Advisor are insufficient to provide a meaningful allocation to each participating account. In such cases, the Manager or Sub-Advisor will employ an allocation system it feels treats all participating accounts fairly and equitably over time.


LargeCap Value Account
----------------------
If, in carrying out the investment objectives of the Account, occasions arise when purchases or sales of the same equity securities are to be made for the Account and any other accounts managed by Bernstein, it may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregated or "bunched" basis (including orders for accounts in which Registrant, its affiliates and/or its personnel have beneficial interests). Bernstein may create several aggregated or "bunched" orders relating to a single security at different times during the same day. On such occasions, Bernstein shall compose, before entering an aggregated order, a written Allocation Statement as to how the order will be allocated among the various accounts. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregated or "bunched" order shall be allocated to the Account and other client accounts whose individual orders for purchase or sale make up the aggregated or "bunched" order by filling the Account's or other client account's order in accordance with the Allocation Statement. If the order is partially filled, it shall be allocated pro-rata based on the Allocation Statement. Securities purchased for the Account and other client accounts participating in an aggregated or "bunched" order will be placed into the Account and other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregated or "bunched" order.

Bernstein expects aggregation or "bunching" of orders, on average, to reduce slightly the cost of execution. Bernstein will not aggregate a client's order if, in a particular instance, it believes that aggregation will increase the client's cost of execution. In some cases, aggregation or "bunching" of orders may increase the price a client pays or receives for a security or reduce the amount of securities purchased or sold for a client account.


Bernstein may enter aggregated orders for shares issued in an initial public offering (IPO). In determining whether to enter an order for an IPO for any client account, Bernstein considers the account's investment restrictions, risk profile, asset composition and cash level. Accordingly, it is unlikely that every client account will participate in every available

IPO. Partially filled orders for IPOs will be allocated to participating accounts in accordance with the procedures set out above. Often, however, the amount of shares designated by an underwriter for Bernstein's clients are insufficient to provide a meaningful allocation to each participating account. In such cases, Bernstein will employ an allocation system it feels treats all participating accounts fairly and equitably over time.


LargeCap Growth Equity Account
------------------------------
Where Duncan-Hurst buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single "block" in order to facilitate orderly and efficient execution. Whenever Duncan-Hurst does so, each account on whose behalf an order was placed will receive the average price and will bear a proportionate share of all transaction costs, based on the size of that account's order. Clients receiving such concurrent treatment may include investment limited partnerships of which Duncan-Hurst is general partner and accounts as to which Duncan-Hurst may receive performance-based fees. In some cases, they may also include affiliates of Duncan-Hurst.

LargeCap Blend Account
----------------------
With respect to IPOs, Federated combines all purchase orders made for each fund for which it serves as advisor and places a single purchase order on such terms and at such time as Federated reasonably expects to maximize the funds' participation in the IPOs. Prior to entering the order, Federated will prepare a record of which funds will participate in the IPO and the amount of securities they have been authorized to purchase. Upon confirmation of the amount of securities received in the IPO, Federated allocates such securities among the participating funds in proportion to their participation in the order and notifies the portfolio manager of each participating fund of that preliminary allocation. The portfolio manager may request the purchase of additional securities up to a specified price, or sell some or all the securities allocated to the fund for which the portfolio manager serves at or above a specified price. The portfolio manager may also withdraw from the IPO if the size of the fund's participation in the order does not justify the administrative and transactional expense of accepting and selling the securities, but withdrawal will be permitted only to the extent that orders from fund's wishing to purchase the IPO securities exceed request to sell such securities.

With respect to transactions among multiple funds authorized to purchase or sell the same equity securities on a securities exchange or in the "over-the-counter" market, Federated will combine all purchase orders and all sell orders and will attempt to sell or purchase sufficient equity securities to fill all outstanding orders. The allocation of equity securities purchased or sold is in proportion to each fund's order. Federated will not change the allocation unless all participating portfolio managers or Federated's Chief Investment Officer authorizes another allocation before the trade tickets are transmitted to the fund's custodian, and any such reallocation is reviewed by Federated's Director of Compliance. If Federated is attempting to fill an order for an equity security and a portfolio manager delivers a new order for the same security during the trading day, the new order will be added to the combined order if there has been no material change in the price of equity security from any trade previously executed that day. If there has been a material change (a change of 2 percent or more) the new order will be added to the unexecuted balance of original orders.


With respect to transactions for fund's with a common portfolio manager, the portfolio manager must balance the competing interests of the funds when allocating securities. Typically, a portfolio manager will place orders for equity securities on behalf of funds with the same investment objectives, strategies and policies in proportion to the market value of their portfolios. However, among funds with different investment objectives, strategies or policies, a portfolio manager may give precedence to the funds for which an equity security is best suited. Factors that a portfolio manager may consider when placing different proportion orders for equity securities on behalf of funds include (but are limited to), with respect to each fund, current cash availability and anticipated cash flows, available alternative investments, current exposure to the issuer, industry or sector, whether the expected effect on strategy or performance would be minimal or whether a proportionate allocation would result in an economic order quantity.


MidCap Growth Equity Account
----------------------------
Turner has developed an allocation system for limited opportunities: block orders that cannot be filled in one day and IPOs. Allocation of all partially filled trades will be done pro-rata, unless the small size would cause excessive ticket charges. In that case, allocation will begin with the next account on the rotational account listing. Any directed brokerage arrangement will result in the inability of Turner to, in all cases, include trades for that particular client in block orders if the block transaction is executed through a broker other than the one that has been directed. The benefits of that kind of transaction, a sharing of reduced cost and possible more attractive prices, will not extend to the directed client. Allocations exceptions may be made if documented and approved timely by the firm's compliance officer. Turner's proprietary accounts may trade in the same block with client accounts, if it is determined to be advantageous to the client to do so.

If the purchase or sale of securities consistent with the investment objectives of the Accounts or one or more of the other clients for which Berger, Dreyfus, Goldman Sachs, J.P. Morgan Investment, Janus or Neuberger Berman acts as investment sub-advisor or advisor is to be made at the same time, the securities are purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Account or client.


OFFERING PRICE
For all Accounts except the Money Market Account
------------------------------------------------
As stated in the Prospectuses, the NAV of the Accounts (except Money Market Account) is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). As stated in the Prospectus, the NAV of Account shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The share price for each Account is determined by dividing the value of securities in the Account's investment portfolioby the number of Account shareststanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Accounts are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Accounts and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each Account will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Directors.


Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading may take place in various foreign markets on days which are not business days in New York and on which an Account's NAV is not calculated. An Account calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.


Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Bard as may from time to time be necessary.


Money Market Account
--------------------
The share price of shares of the Money Market Account is determined at the same time and on the same days as the Accounts as described above. The share price is computed by dividing the total value of the Account's securities and other assets, less liabilities, by the number of Account shares outstanding.

All securities held by the Money Market Account are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Account assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.


Use of the amortized cost valuation method by the Money Market Account requires the Account to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, the Account invests only in obligations determined by the Directors to be of high quality with minimal credit risks.


The Directors have established procedures for the Money Market Account designed to stabilize, to the extent reasonably possible, the Account's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Manager to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Directors promptly consider what action, if any, will be initiated. In the event the Directors determine that a deviation exists which may result in material dilution or other unfair results to shareholders, they take such corrective action as they regard as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Account may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.


CALCULATION OF PERFORMANCE DATA


FOR ALL ACCOUNTS EXCEPT THE MONEY MARKET ACCOUNT
An Account's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of an Account's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in an Account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.In addition, the calculations of total return and yield for the Accounts do not include any separate account expenses or contract level expenses.

Comparative performance information may be used from time to time in advertising the Accounts, including appropriate market indices including the benchmarks shown in the prospectus for the Fund or data from Lipper, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.


From time to time, the Fund may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: 1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); 2) discussions of general economic trends; 3) presentations of statistical data to supplement such discussions; 4) descriptions of past or anticipated portfolio holdings for one or more of the Accounts; 5) descriptions of investment strategies for one or more of the Accounts; 6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Accounts; 7) comparisons of investment products (including the Accounts) with relevant markets or industry indices or other appropriate benchmarks; 8) discussions of fund rankings or ratings by recognized rating organizations; and 9) discussions of various statistical methods quantifying the Account's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Account may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Accounts.

Money Market Account Yield
--------------------------
The Money Market Account may advertise its yield and its effective yield. Yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. As of December 31, 2001, the Money Market Account's yield was XXXX. Because realized capital gains or losses in an Account's portfolio are not included in the calculation, the Account's net investment income per share for yield purposes may be different from the net investment income per share for dividend purposes, that includes net short-term realized gains or losses on the Account's portfolio.

Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The resulting effective yield figure is carried to at least the nearest hundredth of one percent. As of December 31, 2001, the Money Market

Account's effective yield was XXXX.


The yield quoted at any time for the Money Market Account represents the amount that was earned during a specific, recent seven-day period and is a function of the quality, types and length of maturity of instruments in the Account's portfolio and the Account's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of each investment.


The yield for the Money Market Account fluctuates daily as the income earned on the investments of the Account fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. There is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Account is not insured. Investors comparing results of the Money Market Account with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Account.


Total Return for all other Accounts
-----------------------------------
When advertising total return figures, each of the other Accounts will include its average annual total return for each of the one, five and ten year periods (or if shorter, the period during which its corresponding predecessor fund's registration statement has been in effect) that end on the last day of the most recent calendar quarter. Average annual total return is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. In its advertising, an Account may also include average annual total return for some other period or cumulative total return for a specified period. Cumulative total return is computed by dividing the ending redeemable value (assuming the reinvestment of all dividends and capital gains distributions at net asset value) by the initial investment.

This table shows the average annual total return as of December 31, 2001 for the Accounts for the periods indicated

 ACCOUNT                              1-YEAR          5-YEAR          10-YEAR
 -------                              ------          ------          -------
 Asset Allocation                     1.61%          12.09%          12.30%/(1)/
 Balanced                             0.13            8.89           12.13
 Blue Chip                          -10.69           -5.93/(2)/
 Bond                                 8.17            5.14            8.07
 Capital Value                        2.16           12.01           14.36
 Equity Growth                      -11.71           19.67           21.64/(1)/
 Government Securities               11.40            6.53            7.93
 Growth                             -10.15           12.64           14.05/(3)/
 High Yield                          -4.46            3.91            8.77
 International                       -8.34           12.25           10.67/(3)/
 International Emerging Markets     -6.14/(4)/
 International SmallCap             -11.50           17.49/(5)/
 LargeCap Growth                    -11.99           9.67/(2)/
 LargeCap Growth Equity             -22.20/(4)/
 LargeCap Stock Index                -9.67           -0.96/(2)/
 MicroCap                            12.13           3.67/(5)/
 MidCap                              14.59           14.83           18.51
 MidCap Growth                        8.10           5.57/(5)/
 MidCap Growth Equity               -18.70/(4)/
 MidCap Value                        31.03           24.75/(2)/
 Real Estate                         30.97           6.03/(5)/
 SmallCap                           -11.73           0.28/(5)/
 SmallCap Growth                    -13.91           22.92/(5)/
 SmallCap Value                      23.87           9.62/(5)/
 Utilities                           19.18           13.63/(5)/

/ //(1)/ Period beginning June 1, 1994 and ending December 31, 2001.
/ //(2)/ Period beginning May 1, 1999 and ending December 31, 2001.
/ //(3)/ Period beginning May 1, 1994 and ending December 31, 2001.
/ //(4)/ Period beginning October 24, 2000 and ending December 31, 2001. / //(5)/ Period beginning May 1, 1998 and ending December 31, 2001.

Principal Underwriter
---------------------
Princor Financial Services Corporation ("Princor") is the principal underwriter of the Fund and offers shares of each Account on a continuous basis. As principal underwriter, Princor is paid for the distribution of the Fund. For the last three fiscal years, Princor has received and returned the following commissions:

                  2001              2000                 1999
                                    ----                 ----
                                $33,212,205          $23,150,613



TAX STATUS


It is the policy of each Account to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Fund intends to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which the Fund so qualifies, it is exempt from federal income tax upon the amount so distributed to investors. If an Account fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the Account in the manner they were received by the Account.


For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated at 60% long-term and 40% short-term. In addition, an Account must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. An Account may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased by the Account with respect to a portfolio security. Gains and losses on figures and options included in an identified mixed straddle will be considered 100% short-term and unrealized gain or loss on such positions will not be realized at year end. The straddle provisions of the Code may require the deferral of realized losses to the extent that the Account has unrealized gains in certain offsetting positions at the end of the fiscal year, and may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.


The 1986 Tax Reform Act imposes an excise tax on mutual funds that fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. The Fund intends to comply with the Act's requirements and to avoid this excise tax.

GENERAL INFORMATION


LargeCap Stock Index Account only
---------------------------------
The Account is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Account shareholders or any member of the public regarding the advisability of investing in securities generally or in the Account particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Principal Life Insurance Company, the Manager or the Account. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Account shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices of the Account or the timing of the issuance or sale of the Account or in the determination or calculation of the equation by which the Account is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Account.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, ACCOUNT SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


FINANCIAL STATEMENTS


The financial statements for the Fund for the year ended December 31, 2001 are a part of this Statement of Additional Information. The financial statements appear in the Annual Reports to Shareholders. Reports on those statements from Ernst & Young LLP, independent auditors, are included in the Annual Report and are also a part of this Statement of Additional Information. The Annual Reports are furnished, without charge, to investors who request copies of the Statement of Additional Information.

APPENDIX A


Description of Bond Ratings:


Moody's Investors Service, Inc. Bond Ratings


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


CONDITIONAL RATING: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by a) earnings of projects under construction, b) earnings of projects unseasoned in operation experience, c) rentals which begin when facilities are completed, or d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."


Description of Moody's Commercial Paper Ratings


Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.


Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.


Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.


Issuers rated Not Prime do not fall within any of the Prime rating categories.


Description of Standard & Poor's Corporation's Debt Ratings:


A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.


The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.


The ratings are based, in varying degrees, on the following considerations:


I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;


II. Nature of and provisions of the obligation;


III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.


AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.


AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.


BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


C: The rating "C" is reserved for income bonds on which no interest is being paid.


D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.


Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


Standard & Poor's, Commercial Paper Ratings


A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:


A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.


A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.


A-2: Capacity for timely payment on issues with this designation is strong.
     However, the relative degree of safety is not as high as for issues designated "A-1".


A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.


B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.


D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.


The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.


Standard & Poor's rates notes with a maturity of less than three years as follows:


SP-1: A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.


SP-2: A satisfactory capacity to pay principal and interest.


SP-3: A speculative capacity to pay principal and interest.

                           PART C. OTHER INFORMATION

Item 23.  Exhibits.
--------  ---------

            (a) Amendment and Restatement of the Articles of Incorporationn (filed 10/24/2000)

                 (1)  Articles Supplementary*

            (b)       By-laws (filed 7/11/2000)

            (c)       Specimen Share Certificate  N/A

            (d)  (1)  Management Agreement (filed 10/23/97)
                 (2)  First Amendment to Management Agreement (filed 2/12/98)
                 (3)  Second Amendment to Management Agreement(filed 10/24/00)
                 (4)  Third Amendment to Management Agreement (filed 10/24/00)
                 (5)  Investment Service Agreement (filed 10/23/97)
                 (6)  Sub-Advisory Agreement - Invista (filed 10/23/97)
                 (7)  First Amendment to Sub-Advisory Agrmt. (filed 2/12/98)
                 (8)  Second Amendment to Sub-Advisory Agrmt. (filed 10/24/00)
                 (9)  Third Amendment to Sub-Advisory Agrmt. (filed 10/24/00)
                 (10) Sub-Advisory Agreement - Morgan Stanley Asset Mgmt.
                      (filed 10/23/97)
                 (11) Sub-Advisory Agreement - Berger Assoc. (filed 4/13/98)
                 (12) Sub-Advisory Agreement - Dreyfus Corp. (filed 4/13/98)
                 (13) Sub-Advisory Agreement - Goldman Sachs (filed 4/13/98)
                 (14) Sub-Advisory Agreement - JP Morgan (filed 4/13/98)
                 (15) Sub-Advisory Agreement - Neuberger Berman (filed 4/21/99)
                 (16) Sub-Advisory Agreement - Janus Capital (filed 4/21/99)
                 (17) Sub-Advisory Agreement - Duncan-Hurst (filed 10/24/00)
                 (18) Sub-Advisory Agreement - Turner (filed 10/24/00)
                 (19) Sub-Advisory Agreement - Bernstein**
                 (20) Sub-Advisory Agreement - Federated**
                 (21) 6th Amdt. to Sub-Adv. Agreement w/Invista**
                 (22) 2nd Amdt. to Sub-Adv. Agreement w/PCII**

            (e)       Distribution Agreement (filed 10/24/00)

            (f)       N/A

            (g)       Custodian Agreement

                 (1)  Domestic Custody Agreement (filed 10/23/97)
                 (2)  Global Custody Agreement (filed 10/23/97)

            (h) Agreement and Plan of Reorganization and Liquidation (filed 10/23/97)

            (i)       Legal Opinion (filed 10/24/00)

            (j)       Consent of Independent Auditors (filed 10/24/00)

            (k)       Financial Statements included in this Registration
                      Statement:

                 (1)  Part A:
                      None
                 (2)  Part B:
                      None
                 (3) Annual Report to Shareholders filed under Rule N-30D-1 on February 28, 2001**

            (l)       Initial Capital Agreements
                 (1-11) Initial Capital Agreements 1987 (filed 4/27/01) (12-19) Initial Capital Agreements 1998 (filed 4/27/01) (20-23) Initial Capital Agreements 1999 (filed 4/27/01) (24-26) Initial Capital Agreements 2000 (filed 4/27/01)

            (m)       Rule 12b-1 Plan    N/A

            (o)       Rule 18f-3 Plan   N/A

            (p)       Code of Ethics

                 (1)  PMC Code of Ethics        (filed 4/26/00)
                 (2)  Invista Code of Ethics    (filed 4/26/00)
                 (3)  Dreyfus Code of Ethics    (filed 4/26/00)
                 (4)  Goldman Code of Ethics    (filed 4/26/00)
                 (5)  JP Morgan Code of Ethics*
                 (6)  Janus Code of Ethics      (filed 4/26/00)
                 (7)  MSDW Code of Ethics       (filed 4/26/00)
                 (8)  Neuberger Berman Code of Ethics (filed 4/26/00)
                 (9)  Berger Code of Ethics     (filed 4/26/00)
                 (10) Duncan-Hurst Code of Ethics (filed 10/24/00)
                 (11) Turner Code of Ethics (filed 10/24/00)
                 (12) PCII Code of Ethics (filed 4/27/01)
                 (13) Bernstein Code of Ethics*
                 (14) Federated Code of Ethics*

*    Filed herein.
**   To be filed by amendment.
***  Incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          b. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          c.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          d. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          e. ING/Principal Pensions Co., Ltd. (Japan) a Japan company who engages in the management, investment and administration of financial assets and any services incident thereto.

          f. Principal Financial Services (Australia), Inc. (an Iowa holding company) formed to facilitate the acquisition of the Australian business of BT Australia.

          g. Principal Financial Services (NZ), Inc. (an Iowa holding company) formed to facilitate the acquisition of the New Zealand business of BT Australia.

          h. Principal Capital Management (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          i. Principal Capital Management (Europe) Limited a United Kingdom company that engages in European representation and distributor of the Principal Investments Funds.

          j. Principal Capital Management (Ireland) Limited an Ireland company that engages in fund management.

          k. Principal Financial Group Investments (Australia) Pty Limited an Australia holding company.

          l. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          m.   Principal International Holding Company, LLC

          n.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Previdencia   Privada    S.A.(Brazil)   a   pension
               fund company.

          Subsidiary wholly-owned by Principal Financial Group (Mauritius) Ltd.

          a. IDBI Principal Asset Management Company (India) a India asset management company.

          b. IDBI-Principal Trustee Company Limited (India) a trustee for mutual funds.

          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a. Principal Financial Group (Australia) Holdings Pty Ltd. an Australian holding company organized in connection with the contemplated acquisition of BT Australia Funds Management.

          Subsidiary wholly-owned by Principal Financial Group (Australia) Holdings Pty Ltd.

          a.   BT Financial Group Pty Ltd. (Australia) a holding company.

          Subsidiary  wholly-owned by BT Financial Group PTY Ltd.:

          a.   BT  Investments   (Australia)   Limited  a  company   engaged  in
               institutional and retail money management.

          Subsidiary wholly-owned by BT Investments (Australia) Limited:

          a. BT Australia (Holdings) Pty Ltd (Australia) a commercial and investment banking and asset management company.

          Subsidiaries wholly-owned by BT Australia (Holdings) PTY Ltd.:

          a. BT Life Limited an Australia company engaged in commercial and investment linked life insurance policies.

          b. BT Funds Management Limited an Australia company engaged in institutional and retail money management.

          c. BT Securities Limited an Australia company that engages in loan finance secured against share and managed fund portfolios.

          d. BT Portfolio Services Limited an Australia company that engages in processing and transaction services for financial planners and financial intermediaries.

          e. BT Australia Corporate Services Pty Limited an Australia holding company for internal service companies.

          f.   QV1 Pty Limited an Australia company.

          g. Principal Capital Global Investors Limited (Australia) a company who manages international funds (New Zealand, Singapore, Asia, North America and and United Kingdom).

          Subsidiaries wholly-owned by BT Funds Management Limited

          a. BT Tactical Asset Management Pty Limited an Australia company that engages in management of futures positions.

          b. Oniston Pty Ltd an Australia company that is a financial services investment vehicle.

          c. BT Finance & Investments Pty Ltd an Australia trustee of wholesale cash management trust.

          Subsidiaries organized and wholly-owned by BT Australia Corporate Services Pty Limited:

          a. BT Finance Pty Limited an Australia provider of finance by loans and leases.

          b. Chifley Services Pty Limited an Australia company that engages in staff car leasing management.

          c. BT Nominees Pty Limited an Australia company that operates as a trustee of staff superannuation fund (pension plan).

          Subsidiary organized and wholly-owned by BT Securities Limited:

          a.   BT (Queensland) Pty Limited an Australia trustee company.

          Subsidiary  organized and wholly-owned by Principal Financial Services
          (NZ), Inc.

          a.   BT Financial Group (NZ) Limited a New Zealand holding company.

          Subsidiary  organized and  wholly-owned  by BT Financial Group (NZ)
          Limited:

          a.   BT Funds Management (NZ) Limited a New Zealand funds manager.

          Subsidiary organized and wholly-owned by Principal Financial Group Investments (Australia) Pty Limited:

          a.   Principal Hotels Holdings Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Holdings Pty Ltd.:

          a.   Principal Hotels Australia Pty Ltd. a holding company.

          Subsidiary organized and wholly-owned by Principal Hotels Australia Pty Ltd.:

          a. BT Hotel Limited an Australia corporation, which is the hotel operating/managing company of the BT Hotel Group.

          Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.06% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Blue Chip Fund, Inc.(a Maryland Corporation) 0.08% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.10% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 31.71% of outstanding shares owned by Principal Life Insurance
               Company  (including   subsidiaries  and  affiliates)on  February
               5, 2002.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 7.17% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal European Equity Fund, Inc. (a Maryland Corporation) 61.85% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.21% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.05% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 6.27% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 29.50% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal International Fund, Inc. (a Maryland Corporation) 25.63% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 6.52% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 6.59% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 3.94% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.04% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal Pacific Basin Fund, Inc. (a Maryland Corporation) 65.19% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal  Partners   Equity  Growth  Fund,  Inc.(a  Maryland
               Corporation) 2.31% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners   LargeCap  Blend  Fund,   Inc.(a  Maryland
               Corporation) 30.78% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners   LargeCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 14.70% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners   LargeCap  Value  Fund,   Inc.(a  Maryland
               Corporation) 29.22% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 9.34% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal   Partners  SmallCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 42.28% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal Real Estate Fund, Inc. (a Maryland Corporation) 39.99% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 0.12% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Investors Fund, Inc.(a Maryland Corporation) 100.00% of
               shares   outstanding  of  the   International   Emerging  Markets
               Portfolio, 50.08% of the shares outstanding of the International Securities Portfolio,
               38.40% of shares outstanding of the Balanced Fund,
               26.69% of shares outstanding of the Bond & Mortgage Securitites Fund,
               85.41% of shares outstanding of the Capital Preservation Fund, 82.50% of shares outstanding of the European Fund,
               37.50% of shares outstanding of the Governement Securities Fund,
               75.57%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               80.79% of shares outstanding of the High Quality Long-Term Bond Fund,
               55.30% of shares outstanding of the High Quality Short-Term Bond Fund,
               75.51% of shares outstanding of the International Emerging Markets Fund,
               28.26% of shares outstanding of the International Fund I, 62.81% of shares outstanding of the International Fund II, 69.96% of shares outstanding of the International SmallCap Fund, 41.97% of shares outstanding of the LargeCap Blend Fund, 31.11% of shares outstanding of the LargeCap Growth Fund, 10.52% of shares outstanding of the LargeCap S&P 500 Index Fund, 34.83% of shares outstanding of the LargeCap Value Fund, 0.99% of shares outstanding of the LifeTime 2010 Fund, 1.01% of shares outstanding of the LifeTime 2020 Fund, 1.10% of shares outstanding of the LifeTime 2030 Fund, 2.43% of shares outstanding of the LifeTime 2040 Fund, 3.55% of shares outstanding of the LifeTime 2050 Fund, 3.64% of shares outstanding of the LifeTime Strategic Income Fund,
               50.72% of shares outstanding of the MidCap Blend Fund, 49.65% of shares outstanding of the MidCap Growth Fund, 41.33% of shares outstanding of the MidCap S&P 400 Index Fund, 41.87% of shares outstanding of the MidCap Value Fund, 27.02% of shares outstanding of the Money Market Fund, 97.19% of shares outstanding of the Pacific Basin Fund, 12.38% of shares outstanding of the Partners LargeCap Blend Fund, 9.15% of shares outstanding of the Partners LargeCap Growth Fund I,
               54.03% of shares outstanding of the Partners LargeCap Growth Fund II,
               9.14% of shares outstanding of the Partners LargeCap Value Fund, 61.25% of shares outstanding of the Partners MidCap Blend Fund, 70.29% of shares outstanding of the Partners MidCap Growth Fund, 46.25% of shares outstanding of the Partners MidCap Value Fund, 33.70% of shares outstanding of the Partners SmallCap Growth Fund I,
               77.22% of shares outstanding of the Partners SmallCap Growth Fund II,
               25.18% of shares outstanding of the Partners SmallCap Value Fund, 43.39% of shares outstanding of the Real Estate Fund, 48.97% of shares outstanding of the SmallCap Blend Fund, 48.58% of shares outstanding of the SmallCap Growth Fund, 63.24% of shares outstanding of the SmallCap S&P 600 Index Fund, 54.71% of shares outstanding of the SmallCap Value Fund, 36.57% of shares outstanding of the Technology Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.07% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Utilities Fund, Inc. (a Maryland Corporation) 0.07% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 5, 2002.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on February 5, 2002: Asset Allocation, Balanced, Blue Chip, Bond, Capital Value, Equity Growth (f/k/a Aggressive Growth), Government Securities, Growth, High Yield, International, International Emerging Markets, International SmallCap, LargeCap Growth, LargeCap Growth Equity, LargeCap Stock Index, MicroCap, MidCap, MidCap Growth, MidCap Growth Equity, MidCap Value, Money Market, Real Estate, SmallCap, SmallCap Growth, SmallCap Value, and Utilities.

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          b. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          c. Principal Capital Management, LLC (a Delaware Corporation) a limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          e. Executive Benefit Services, Inc. (North Carolina) marketing, sales and administration of executive employee benefit services.

          Subsidiaries wholly-owned by Principal Capital Management, LLC:

          a. Principal Enterprise Capital, LLC (a Delaware Corporation) a company engaged in portfolio management on behalf of institutional clients for structuring, underwriting and management of entity-level investments in real estate operating companies (REOCs).

          b. Principal Commercial Acceptance, LLC (a Delaware Corporation) a limited liability company that provides private market bridge financing and other secondary market opportunities.

          c.   Principal  Capital  Real  Estate   Investors,   LLC  (a  Delaware
               Corporation) a registered investment advisor.

          d. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the structuring, warehousing, securitization and sale of commercial mortgage-backed securities.

          e.   Principal  Capital  Income  Investors,  LLC  a  Delaware  limited
               liability   company  which  provides   investment  and  financial
               services.

          f. Principal Capital Futures Trading Advisor, LLC a Delaware funds management limited liability company.

          g. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          h. Invista Capital Management, LLC (an Delaware Corporation) a limited liability company which is a registered investment adviser.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          b. Patrician Associates, Inc. (a California Corporation) a real estate development company.

          c. Petula Associates, Ltd. (an Iowa Corporation) a real estate development company.

          d. Principal Development Associates, Inc. (a California Corporation) a real estate development company.

          e. Principal FC, Ltd. (an Iowa Corporation) a limited purpose investment corporation.

          f.   Equity FC,  Ltd.  (an Iowa  Corporation)  engaged  in  investment
               transactions,   including   limited   partnerships   and  limited
               liability companies.

          g. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business corporation that engages in investment transactions, including limited partnerships and limited liability companies

          h. Principal Residential Mortgage, Inc. (an Iowa Corporation) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          i. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          j. Principal Portfolio Services, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          k. The Admar Group, Inc. (a Florida Corporation) a national managed care service organization that develops and manages preferred provider organizations.

          l. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker.

          m. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          n. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          o. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor.

          p. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that administers individual and group retirement plans for stock brokerage firm clients and mutual fund distributors.

          q. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          r. Principal Investors Corporation (a New Jersey Corporation) a corporation which is currently inactive.

          s. InSource Group,LLC (Delaware) a limited liability company engaged in marketing products for companies of the Principal Financial Group, Inc.

          t. Principal Generation Plant, LLC an inactive Delaware limited liability company.

          u.   Principal        Delaware       Name       Holding       Company,
               Inc.(Delaware) a corporation which is currently inactive.

          v. Principal Spectrum Associates, Inc. (California) a corporation which engages in real estate joint venture transactions with developers.

          Subsidiary wholly-owned by Invista Capital Management, LLC:

          a. Principal Capital Trust. (a Delaware Corporation) a business trust and private investment company offering non-registered units, initially, to tax-exempt entities.

         Subsidiary wholly-owned by Principal Residential Mortgage, Inc.:

          a. Principal Wholesale Mortgage, Inc. (an Iowa Corporation) a brokerage and servicer of residential mortgages.

          b. Principal Mortgage Reinsurance Company (a Vermont corporation) a mortgage reinsurance company.

          c. Principal Residential Mortgage Funding, LLC (Iowa) a full service mortgage banking company that makes and services a wide variety of loan types on a nationwide basis.

          Subsidiaries wholly-owned by The Admar Group, Inc.:

          a. Admar Corporation (a California Corporation) a managed care services organization.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. PPI Employee Benefits Corporation (a Connecticut corporation) a registered broker-dealer limited to the sale of open-end mutual funds and variable insurance products.

          c. Boston Insurance Trust, Inc. (a Massachusetts corporation) a corporation which serves as a trustee and administrator of insurance trusts and arrangements.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b.   Principal   International    Argentina,    S.A.   (an   Argentina
               corporation) a holding company that owns Argentina corporations offering annuities, group and individual insurance policies.

          c. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e. Principal Trust Company (Asia) Limited (Hong Kong) (an Asia trust company).

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Capital Management (Asia) Limited (Hong Kong) Asian representative and distributor for the Principal Investment Funds.

          Subsidiaries wholly-owned by Principal International Argentina, S.A. (Argentina):

          a. Principal Retiro Compania de Seguros de Retiro, S.A. (Argentina) an annuity company.

          b. Principal Life Compania de Seguros, S.A. (Argentina) a life insurance company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary 60% owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a.   Andueza  &  Principal   Creditos   Hipotecarios  S.A.  (Chile)  a
               residential mortgage company.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V.:

          a. Siefore Principal, S.A. de C.V. (Mexico) an investment fund company.

Item 25.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii)    The  corporate   representative  actually  received  an  improper
               personal benefit in money, property, or services; or

      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.


Item 26.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Principal Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

  *John E. Aschenbrenner        Principal         See Part B
   Director                     Financial Group

   Patricia A. Barry            Same              Counsel
   Assistant Corporate                            Principal Life Insurance
   Secretary                                      Company

  *Craig L. Bassett             Same              See Part B
   Treasurer

   Michael T. Daley             Same              Executive Vice President
   Director                                       Principal Life Insurance
                                                  Company

  *Ralph C. Eucher              Same              See Part B
   President and Director

  *Arthur S. Filean             Same              See Part B
   Sr. Vice President

   Dennis P. Francis            Same              Senior Vice President
   Director                                       Principal Life
                                                  Insurance Company

   Paul N. Germain              Same              Vice President -
   Vice President -                               Mutual Fund Operations
   Mutual Fund Operations                         Princor Financial Services
                                                  Corporation

  *Ernest H. Gillum             Same              See Part B
   Vice President - Product
   Development

   J. Barry Griswell            Same              Chairman of the Board,
   Chairman of the Board                          President and Chief Executive
   and Director                                   Officer

   Joyce N. Hoffman             Same              Senior Vice President and
   Sr. Vice President and                         Corporate Secretary
   Corporate Secretary                            Principal Life
                                                  Insurance Company

   John R. Lepley               Same              Senior Vice President -
   Senior Vice President -                        Marketing & Distribution
   Marketing & Distribution                       Princor Financial Services
                                                  Corporation

   Kelly A. Paul                Same              RIS - Business Systems Program
   Assistant Vice President -                     Manager
   Business Systems &                             Principal Life Insurance
   Technology                                     Company

  *Layne A. Rasmussen           Same              See Part B
   Controller -
   Mutual Funds

  *Michael D. Roughton          Same              See Part B
   Counsel

   James F. Sager               Same              Vice President
   Vice President                                 Princor Financial Services
                                                  Corporation

   Karen E. Shaff               Same              Senior Vice President &
   Director                                       General Counsel
                                                  Principal Life Insurance
                                                  Company

  *Jean B. Schustek             Same              See Part B
   Assistant Vice President -
   Registered Products

  *Kirk L. Tibbetts             Same              See Part B
   Senior Vice President &
   Chief Financial Officer

  *Larry D. Zimpleman           Same              See Part B
   Director

Principal Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal European Equity Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal Pacific Basin Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. - funds sponsored by Principal Life Insurance Company.

Item 27.       Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Blue Chip Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal European Equity Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Pacific Basin Fund Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners LargeCap Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Utilities Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     Lindsay L. Amadeo        Assistant Director -
     The Principal            Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Robert W. Baehr          Marketing Services
     The Principal            Officer
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry        Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     David J. Brown           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael T. Daley         Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Ralph C. Eucher          Director and
     The Principal            President
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Dennis P. Francis        Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     J. Barry Griswell        Director and
     The Principal            Chairman of the
     Financial Group          Board
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Sr. Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss       Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Kraig L. Kuhlers         Regional Sales Director
     The Principal
     Financial Group
     Des Moines, IA  50392

     John R. Lepley           Senior Vice
     The Principal            President - Marketing
     Financial Group          and Distribution
     Des Moines, IA 50392

     Kelly A. Paul            Assistant Vice President -
     The Principal            Business Systems and Technology
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Assistant Vice President -
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  5092

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff           Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Assistant Vice President and
     The Principal            Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Paul D. Steingreaber     Director of National Sales
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jamie K. Stenger         Assistant Director - Compliance
     The Principal Financial
     Group

     Kirk L. Tibbetts         Senior Vice President and
     The Principal            Chief Financial Officer
     Financial Group
     Des Moines, IA 50392

     Larry D. Zimpleman       Director
     The Principal
     Financial Group
     Des Moines, IA  50392

               (c)    Inapplicable.


Item 28.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

               Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

               Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 13th day of February, 2002.


                                       Principal Variable Contracts Fund, Inc.

                                                  (Registrant)



                                       By          /s/ R. C. Eucher
                                          ______________________________________
                                                  R. C. Eucher
                                                  President and Director


Attest:


/s/ A. S. Filean
______________________________________
A. S. Filean
Senior Vice President and Secretary


     Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ R. C. Eucher
_____________________________      President and Director      February 13, 2002
R. C. Eucher                       (Principal Executive        _________________
                                   Officer)


   (L. D. Zimpleman)*
_____________________________      Director and                February 13, 2002
L. D. Zimpleman                    Chairman of the Board       _________________


/s/K. L. Tibbetts
_____________________________      Senior Vice President and   February 13, 2002
K. L. Tibbetts                     Chief Financial Officer     _________________
                                   (Principal Fianncial
                                   and Accounting Officer)


   (J. D. Davis)*
_____________________________      Director                    February 13, 2002
J. D. Davis                                                    _________________


   (P. A. Ferguson)*
_____________________________      Director                    February 13, 2002
P. A. Ferguson                                                 _________________


   (R. W. Gilbert)*
_____________________________      Director                    February 13, 2002
R. W. Gilbert                                                  _________________


   (W. C. Kimball)*
_____________________________      Director                    February 13, 2002
W. C. Kimball                                                  _________________


   (B. A. Lukavsky)*
_____________________________      Director                    February 13, 2002
B. A. Lukavsky                                                 _________________


                                        *By    /s/ R. C. Eucher
                                           _____________________________________
                                           R. C. Eucher
                                           President and Director

                                           Pursuant to Powers of Attorney
                                           Previously Filed or Included

                                POWER OF ATTORNEY

The undersigned hereby constitutes and appoints R. C. Eucher, M. D. Roughton, E.
H. Gillum and A. S. Filean and each of them (with full power to each of them to act alone), the undersigned's true and lawful attorney-in-fact and agent, with full power of substitution to each, for and on behalf and in the name of the undersigned, to execute and file any documents relating to registration under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to open-end management investment companies currently organized or to be organized in the future which are sponsored by Principal Life Insurance Company, and any and all amendments thereto and reports thereunder with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and his or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing necessary or appropriate to be done in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person; hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 13th day of February, 2002.


                                                      /s/ Larry D. Zimpleman
                                                    ___________________________
                                                    L. D. Zimpleman